UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-05823

DOMINI INVESTMENT TRUST

(Exact Name of Registrant as Specified in Charter)

180 Maiden Lane, Suite 1302, New York, New York 10038

(Address of Principal Executive Offices)

Carole M. Laible

Domini Impact Investments LLC

180 Maiden Lane, Suite 1302

New York, New York 10038

(Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code: 212-217-1100

Date of Fiscal Year End: July 31

Date of Reporting Period: July 31, 2023

Item 1.	Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 follows.

Annual Report 2023

July 31, 2023

Domini Impact Equity FundSM

Domini International Opportunities FundSM

Domini Sustainable Solutions FundSM

Domini Impact International Equity FundSM

Domini Impact Bond FundSM

Thousands of starfish washed ashore.

A little girl began placing them back in the water

so they wouldn’t die.

“Don’t bother, dear,” her mother said,

“it won’t make a difference.”

The girl stopped for a moment and

looked at the starfish in her hand.

“It will make a difference to this one.”

Sign up for Domini news and impact updates at domini.com/subscribe

TABLE OF CONTENTS

2	Letter to Shareholders

4	A Planet is a Terrible Thing to Waste

Fund Performance and Holdings

7	Domini Impact Equity Fund

22	Domini International Opportunities Fund

38	Domini Sustainable Solutions Fund

46	Domini Impact International Equity Fund

62	Domini Impact Bond Fund

85	Expense Example

Financial Statements

89	Domini Impact Equity Fund

90	Domini International Opportunities Fund

91	Domini Sustainable Solutions Fund

92	Domini Impact International Equity Fund

134	Domini Impact Bond Fund

Board of Trustees’ Approval of Continuance of Management and Submanagement Agreements

161	Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund, and Domini Impact Bond Fund

176	Statement Regarding Liquidity Risk Management Program

178	Trustees and Officers

183	Proxy Voting Information

183	Quarterly Portfolio Schedule Information

LETTER TO SHAREHOLDERS

Dear Fellow Shareholder,

We believe that the power of finance can be harnessed to help build a better world while seeking to generate profit. Investors can have tremendous influence on corporate leadership, influence that can be used for good. Our community of caring investors entrust us with their savings seeking competitive investment returns and a brighter future for people and the planet.

Back in 2010, Amy Domini published an essay entitled “A Planet is a Terrible Thing to Waste.” It touches on endangered species, the planet as an ecosystem, trash and what we are to do with it, and personal responsibility. Thirteen years later its message has become even more urgent. We publish this essay again, here in our annual report, as inspiration for what we have accomplished and the work that lies ahead.

The climate is quickly changing, and this change is the result of human behavior. As of August 9, before the heartbreaking fires on Maui, we have seen fifteen severe storm events with over $1 billion in costs each and hundreds of smaller ones, making 2023, even without further incident, the year with the highest disaster count in history. By way of comparison, in 1983 there were six such events over the course of the full year.

According to the AR6 Synthesis Report - Climate Change published by the Intergovernmental Panel on Climate Change, the United Nations body for assessing the science related to climate change: “Climate change is a threat to human well-being and planetary health (very high confidence). There is a rapidly closing window of opportunity to secure a liveable and sustainable future for all (very high confidence).

Climate resilient development integrates adaptation and mitigation to advance sustainable development for all and is enabled by increased international cooperation including improved access to adequate financial resources, particularly for vulnerable regions, sectors and groups, and inclusive governance and coordinated policies (high confidence). The choices and actions implemented in this decade will have impacts now and for thousands of years (high confidence).”1

Time after time, when polling our shareholders, the environment ranks as a top concern. We’ve put all three pillars of impact investing–using standards to select investment, engaging with companies for change, and community investing–to work on environmental issues. We divested from fossil fuels and avoided investing in industrial agriculture and pesticides. We’ve engaged global organizations on issues of deforestation, biodiversity, and water use. And the Domini Funds have channeled investment to support energy efficiency and renewable energy.

We at Domini speak of a girl on a beach picking up starfish that have washed up on shore and are struggling for life. She picks them up one by one and throws them into the sea. When told she cannot save them all, she answers that she can make a difference to “this one.” The risk of catastrophic impact on human life is too serious not to do what each one of us can do.

We thank our shareholders for considering how their investment dollars are put to work, for choosing Domini, and for giving us the leverage to do our work. We are committed on your behalf to evaluating our investments and engaging with corporations with the consideration of their impact on this planet and its inhabitants. Together, we can be part of the solution.

Carole Laible CEO	Amy Domini Founder and Chair

1 IPCC, 2023: Sections. In: Climate Change 2023: Synthesis Report. Contribution of Working Groups I, II and III to the Sixth Assessment Report of the Intergovernmental Panel on Climate Change [Core Writing Team, H. Lee and J. Romero (eds.)]. IPCC, Geneva, Switzerland, pp. 35-115, doi: 10.59327/IPCC/AR6-9789291691647

A PLANET IS A TERRIBLE THING TO WASTE

Originally published in October 2010

In this essay by Amy Domini, she reminds us that the secret to making a difference is small. By caring about the planet and being willing to care for the planet, we can make a positive impact, one small action at a time.

A recent conversation with a friend got me thinking. This friend had just returned from a conference on species survival and habitat preservation. While there, he learned, to his great surprise, that among a small subset of scientists, he was considered a superstar: the discoverer of a “trigger species.” Trigger species are gravely endangered, and their survival requires ecological solutions.

As an undergraduate at Berkeley, my friend had studied amphibians, such as frogs and salamanders. His life eventually led him to a different profession, but he’d maintained some interest in his first love, the ecological implications of species survival. It turns out that an entire global initiative had arisen from his early discovery, and he’s considered the father of it. Needless to say, my friend was quite astonished, and so was I.

Joining together with others to create an outcome is a goal of responsible investing, and it works.

It got me thinking about the many actions a person undertakes and their potential impact, which can sometimes be world-defining. But it also got me thinking about ecologies. The study of the rainforest or the deciduous forests allow us to achieve balance and protect those areas, but what about the planet itself? Isn’t the planet an ecosystem too? And what can I do about it?

Cape Cod in Massachusetts is busy during the summer months, but it’s easy to be alone on the shore if you want to be. One day, my son and his friends went out walking and came across a rocky section that wasn’t easy to traverse. It was covered with trash, mostly plastic items. They decided to collect it. Several bags later came the conundrum. What do you do with bags of trash when you’re staying in a delicate environment where there’s no place to dump it? Unfortunately, the answer is: Please, don’t create trash.

Are we another precious species, dependent on a unique ecosystem? Are we unwittingly destroying our own ecosystem? I am reminded of Julia Butterfly Hill’s question, “Where is away?” Hill is best known for living in a 1,500-year-old California redwood tree for two years in an effort to prevent it from being cut down for the Pacific Lumber Company. Living among the branches, through the seasons, she became remarkably at one with not only the tree but the universe. One night as she stared at the stars, the phrase “throw it away” popped into her mind. It seemed such an awful sentiment. Where is “away”? The world is an island, but a part of a universe. There is no “away.”

Here’s what my friend and business partner, Steve Lydenberg, does. He sees how many days he can go without throwing away plastic. Even with cities recycling many types of plastic, it’s a difficult challenge. For instance, he can’t purchase any food to go, except from a couple of conscientious shops. He must carry his own shopping bags. He tries to avoid purchasing plastic pens and chooses products that don’t have wrappers. He knows the planet is at stake and he can do less damage, so he takes action.

Then, there’s my mother. She wraps her sandwiches in wax paper as she sets off to volunteer at the library. Any plastic bags she accumulates get used as trash bags. She cuts the front of any pretty card she receives and uses it as a gift card or postcard. She mends clothing that tears, never buys processed food other than pasta, purchases jigsaw puzzles at secondhand shops and gives them back when she has finished with them. She’s 84 and a product of both old Yankee values and World War II, when waste was unpatriotic; the nation needed every ounce of production to be dedicated to the war effort.

Yes, responsible investors can and do raise issues of waste with corporations. We’ve been important in encouraging sound timbering practices and have been proponents of the “reduce, reuse, recycle” adage. My company’s stationery is carefully selected, and thanks to work we did with our peers, so is the paper at McDonald’s and other large companies. Joining together with others to create an outcome is a goal of responsible investing, and it works.

But today, I keep thinking about what one person can do without ever knowing that what she or he did mattered. Responsibility is also personal and should be embraced by each of us. Caring about the planet means being willing to care for the planet. What the world needs is a few more people who show they care.

An investment in the Domini Funds is not a bank deposit and is not insured. Investing involves risk, including possible loss of principal. The market value of Fund investments will fluctuate.

An investment in the Domini Impact Equity Fund is subject to certain risks, including impact investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. An investment in the Domini International Opportunities Fund is subject to certain risks, including foreign investing, geographic focus, country, currency, impact investing, portfolio management, and information risks. An investment in the Domini Sustainable Solutions Fund is subject to certain risks, including sustainable investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. An investment in the Domini Impact International Equity Fund is subject to certain risks, including foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management, and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. These risks may be heightened in connection with investments in emerging market countries. An investment in the Domini Impact Bond Fund is subject to certain risks, including impact investing, portfolio management, style, information, market, interest rate, and credit risks.

The Adviser’s evaluation of environmental and social factors in its investment selections and the timing of the Subadviser’s implementation of the Adviser’s investment selections will affect the Funds’ exposure to certain issuers, industries, sectors, regions, and countries and may impact the relative financial performance of a Fund depending on whether such investments are in or out of favor. The value of your investment may decrease if the Adviser’s or Subadviser’s judgment about Fund investments does not produce the desired results. There is a risk that information used by the Adviser to evaluate environmental and social factors, may not be readily available or complete, which could negatively impact the Adviser’s ability to evaluate such factors and Fund performance.

This report is not authorized for distribution to prospective investors of the Domini Funds referenced herein unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein is to be considered a recommendation concerning the merits of any noted company, or an offer of sale or solicitation of an offer to buy shares of any Fund or company referenced herein. Such offering is only made by prospectus, which includes details as to the offering price and other material information. Carefully consider the Funds’ investment objectives, risk factors and charges and expenses before investing. This and other important information can be found in the Funds’ prospectus, which may be obtained by calling 1-800-582-6757 or at domini.com. The Domini Funds are only offered for sale in the United States. DSIL Investment Services LLC, Distributor, Member FINRA. Domini Impact Investments LLC is the Funds’ Adviser. The Funds are subadvised by unafilliated entities 9/23.

DOMINI IMPACT EQUITY FUND

Performance Commentary (Unaudited)

The Fund invests in a diversified portfolio of primarily mid- to large-cap U.S. equities. Domini makes all security selections and investment decisions. The Fund seeks to provide diversified exposure to the U.S. equity market through a broad selection of companies that demonstrate strong environmental and social performance relative to their peers, coupled with opportunistic thematic exposure to solution-oriented companies helping to address sustainability challenges, as determined by Domini’s environmental, social, and financial research and analysis.

SSGA Funds Management, Inc. (SSGA FM) serves as Subadviser to the Fund, responsible for purchasing and selling securities to implement Domini’s investment instructions and for managing the Fund’s short-term investments. SSGA FM is unaffiliated with the Domini Funds, other than with respect to the provision of submanagement services.

Portfolio Performance:

The Domini Impact Equity Fund Investor shares returned 10.60% for the twelve-month period ended July 31, 2023, underperforming the S&P 500 Index (the “benchmark”)* return of 13.02%.

Following steep declines early in 2022, global equity markets generated positive returns over the trailing year. As investors acclimated to the reality of war in Ukraine, sticky inflation, and higher-for-longer interest rates, market volatility declined. Economic and labor market resilience lifted hopes that a severe recession could be avoided and helped to bolster investor sentiment during the first half of 2023. Equity market gains were not evenly distributed, however, as investors largely remained cautious amid persistent central bank hawkishness and concerns over slowing growth. Early in the period, value stocks significantly outperformed their growth counterparts, with cyclical deep value sectors like energy and materials leading. While growth stocks rallied later in the period, returns were dominated by large-capitalization stocks, while mid- and small-cap stocks significantly underperformed.

These conditions created some challenges to the Domini Impact Equity Fund’s benchmark-relative returns over the period. Several of its smaller and more growth-oriented investments, which support sustainability themes like the low-carbon transition and bridging the digital divide, struggled during the period. In light of prevailing economic uncertainty and headwinds to growth, we reduced the Fund’s exposure to such investments in 2022.

Over the period, the Fund maintained a larger-than-usual cash position, which weighed on relative results. Excluding this cash impact, the Fund’s overall sector positioning had a positive impact on relative performance. This was largely attributable to its overweight allocation to Information Technology (IT), which was the top performing sector for the period. Its underweight to Utilities also contributed positively. These allocations more than offset negative impacts from the Fund’s lack of exposure to the Energy sector, which it does not invest in due to our exclusionary standards on fossil fuels, and its underweight to Industrials.

Despite this beneficial sector positioning, security selection drove the Fund’s underperformance for the period. Selection had the largest negative impact within Communication Services, which was predominantly due to not owning Meta Platforms, the parent of Facebook, which saw its stock more than double over the period, returning 100.3%. Meta, which is one of the top holdings in the benchmark, is currently ineligible for investment by the Domini Funds based on our analysis of the company’s environmental and social impact.

Security selection also detracted within Financials and Consumer Discretionary. In Financials, the largest impact came from not owning JPMorgan Chase, which returned 41.3% for the benchmark.

Within the IT sector, results were mixed. The largest individual contributor to relative results overall was an overweight position in NVIDIA, which soared 157.5% amid a surge of interest in artificial intelligence (AI) stocks. Other top contributors in IT included an overweight position in cybersecurity company Palo Alto Networks (+50.3%). However, these contributions were offset by detractors elsewhere, including an overweight position in solar microinverter company Enphase Energy (-46.6%).

Security selection was strongest within Health Care, where the Fund benefitted from not owning UnitedHealth Group (-5.3%), which is ineligible for investment.

While benchmark-relative performance remained somewhat challenged over the trailing twelve months, we are encouraged by the improvement in both market and Fund returns since early 2022, and we believe more stable market conditions — combined with our fundamental focus on quality companies demonstrating peer-relative environmental and social leadership and delivering needed solutions — provide strong opportunity moving forward.

* S&P 500 Index reflects no deduction for fees, expenses, or taxes.

The table and bar chart below provide information as of July 31, 2023, about the ten largest holdings of the Domini Impact Equity Fund and its portfolio holdings by industry sector:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Apple, Inc	8.7%	Tesla, Inc..	2.6%

Microsoft Corp.	7.5%	Visa, Inc. Class A	1.3%

Alphabet, Inc. Class A	5.1%	Proctor & Gamble Co. (The)	1.3%

Amazon.com, Inc.	4.2%	Broadcom, Inc.	1.3%

NVIDIA Corp	3.9%	Home Depot, Inc. (The)	1.2%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 7/31/2023, included herein. The composition of the Fund’s portfolio is subject to change.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Investor shares	S&P 500

1 Year	10.60%	13.02%

5 Year	10.82%	12.20%

10 Year	10.00%	12.66%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI IMPACT EQUITY FUND INVESTOR SHARES (DSEFX) AND S&P 500 (Unaudited)

NOTE: The Fund’s current investment strategy commenced on December 1, 2018, with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018, reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Investor share annual operating expenses totaled 1.05% (gross and net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor share expenses to 1.09% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table and the graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

DOMINI IMPACT EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	S&P 500

1 Year	5.24%	10.48%	13.02%

5 Year	9.72%	10.79%	12.20%

10 Year	9.44%	9.98%	12.66%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI IMPACT EQUITY FUND CLASS A SHARES (DSEPX) (WITH 4.75% MAXIMUM SALES CHARGE) AND S&P 500 (Unaudited)

NOTE: The Fund’s current investment strategy commenced on December 1, 2018, with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018, reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Class A share annual operating expenses totaled 1.37% /1.09% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A share expenses to 1.09% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

DOMINI IMPACT EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Institutional shares	S&P 500

1 Year	10.91%	13.02%

5 Year	11.19%	12.20%

10 Year	10.38%	12.66%

COMPARISON OF $500,000 INVESTMENT IN THE DOMINI IMPACT EQUITY FUND INSTITUTIONAL SHARES (DIEQX) AND S&P 500 (Unaudited)

NOTE: The Fund’s current investment strategy commenced on December 1, 2018, with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018, reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Institutional share annual operating expenses totaled 0.73% (gross and net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Institutional share expenses to 0.74% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

DOMINI IMPACT EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (UNAUDITED)	Class Y shares	S&P 500

1 Year	10.78%	13.02%

5 Year	11.11%	12.20%

10 Year	10.31%	12.66%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI IMPACT EQUITY FUND CLASS Y SHARES (DSFRX) AND S&P 500 (Unaudited)

NOTE: The Fund’s current investment strategy commenced on December 1, 2018, with SSGA Funds Management, Inc as its subadviser. Performance information for periods prior to December 1, 2018, reflects the investment strategies employed during those periods.

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Class Y share annual operating expenses totaled 1.02%/0.80% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class Y share expenses to 0.80% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return for the Fund is based on the Fund’s net asset values and assumes all dividend and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. You may lose money.

The Standard & Poor’s 500 Index (S&P 500) is an unmanaged index of common stocks. Investors cannot invest directly in the S&P 500.

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023

SECURITY	SHARES	VALUE
Long Term Investments – 99.3%
Common Stocks – 99.3%
Communication Services – 8.6%
Alphabet, Inc., Class A (a)	368,900	$48,960,408
AT&T, Inc.	240,785	3,496,198
Charter Communications, Inc., Class A (a)	3,258	1,320,109
Comcast Corp., Class A	138,921	6,287,564
Netflix, Inc. (a)	14,738	6,469,540
New York Times Co. (The), Class A	62,327	2,540,449
Rogers Communications, Inc., Class B	13,300	582,274
TELUS Corp.	47,994	853,813
T-Mobile US, Inc. (a)	19,500	2,686,515
Verizon Communications, Inc.	130,295	4,440,454
Walt Disney Co. (The) (a)	61,493	5,466,113

		83,103,437

Consumer Discretionary – 11.3%
Amazon.com, Inc. (a)	300,580	40,181,534
Aptiv PLC (a)	9,200	1,007,308
Best Buy Co., Inc.	6,349	527,284
BorgWarner, Inc.	7,200	334,800
Chipotle Mexican Grill, Inc. (a)	917	1,799,411
Cie Generale des Etablissements Michelin SCA ADR	47,400	775,938
eBay, Inc.	17,000	756,670
Etsy, Inc. (a)	4,000	406,600
Garmin, Ltd.	5,046	534,321
Home Depot, Inc. (The)	33,751	11,267,434
Levi Strauss & Co., Class A	85,684	1,291,258
Lowe’s Cos., Inc.	19,841	4,648,151
Lucid Group, Inc. (a)	21,000	159,810
MercadoLibre, Inc. (a)	1,650	2,042,783
NIKE, Inc., Class B	41,149	4,542,438
NIO, Inc. ADR (a)	48,700	745,110
Phinia, Inc. (a)	1,440	40,853
Rivian Automotive, Inc., Class A (a)	23,600	652,304
Sony Group Corp. ADR	38,655	3,618,108
Starbucks Corp.	37,867	3,846,151
Tapestry, Inc.	8,000	345,200
Tesla, Inc. (a)	92,499	24,737,008
TJX Cos., Inc.	38,800	3,357,364
Ulta Beauty, Inc. (a)	1,598	710,790
VF Corp.	11,800	233,758
Williams-Sonoma, Inc.	2,200	305,008

		108,867,394

Consumer Staples – 6.3%
Campbell Soup Co.	6,491	297,418
Church & Dwight Co., Inc.	8,412	804,776
Clorox Co. (The)	4,000	605,920

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

SECURITY	SHARES	VALUE

Consumer Staples (Continued)
Colgate-Palmolive Co.	27,925	$2,129,561
Costco Wholesale Corp.	14,903	8,355,665
Dollar General Corp.	7,400	1,249,564
Estee Lauder Cos., Inc. (The), Class A	6,977	1,255,860
General Mills, Inc.	19,099	1,427,459
Haleon PLC ADR	101,225	891,792
JM Smucker Co. (The)	3,346	504,075
Keurig Dr Pepper, Inc.	32,700	1,112,127
Kimberly-Clark Corp.	11,418	1,474,064
Kraft Heinz Co. (The)	25,423	919,804
Kroger Co. (The)	22,611	1,099,799
Lamb Weston Holdings, Inc.	4,500	466,335
L’Oreal SA ADR	40,700	3,789,984
McCormick & Co., Inc.	8,800	787,424
Mondelez International, Inc., Class A	45,747	3,391,225
PepsiCo, Inc.	46,231	8,666,463
Procter & Gamble Co. (The)	79,125	12,367,237
Sysco Corp.	16,403	1,251,713
Target Corp.	15,551	2,122,245
Unilever PLC ADR	83,285	4,474,903
Walgreens Boots Alliance, Inc.	23,048	690,749

		60,136,162

Financials – 12.0%
Aflac, Inc.	18,615	1,346,609
AGNC Investment Corp.	18,200	185,458
Allstate Corp.	8,500	957,780
American Express Co.	18,248	3,081,722
Annaly Capital Management, Inc.	14,775	296,830
Aon PLC, Class A	6,600	2,102,100
Banco do Brasil SA ADR	44,600	458,042
Bank of America Corp.	232,254	7,432,128
Bank of Montreal	23,431	2,177,208
Bank of New York Mellon Corp. (The)	25,800	1,170,288
Bank of Nova Scotia (The)	38,466	1,937,148
BlackRock, Inc.	4,334	3,202,176
Canadian Imperial Bank of Commerce	30,200	1,330,914
Capital One Financial Corp.	12,118	1,418,048
Cboe Global Markets, Inc.	3,600	502,848
Charles Schwab Corp. (The)	49,978	3,303,546
Chubb, Ltd.	13,887	2,838,642
Cincinnati Financial Corp.	5,111	549,841
Citigroup, Inc.	63,608	3,031,557
CME Group, Inc.	12,098	2,407,018
Comerica, Inc.	4,154	224,150
Commerce Bancshares, Inc.	3,885	206,604
Discover Financial Services	8,000	844,400
DNB Bank ASA ADR	28,740	594,199
Equitable Holdings, Inc.	11,600	332,804

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

SECURITY	SHARES	VALUE

Financials (Continued)
Everest Group, Ltd.	1,500	$540,765
FactSet Research Systems, Inc.	1,200	522,048
Fifth Third Bancorp	21,956	638,920
Fiserv, Inc. (a)	19,700	2,486,337
Hartford Financial Services Group, Inc. (The)	9,993	718,297
Huntington Bancshares, Inc.	46,000	563,040
Intercontinental Exchange, Inc.	18,795	2,157,666
Invesco, Ltd.	13,803	231,890
KeyCorp	30,900	380,379
London Stock Exchange Group PLC ADR	52,600	1,440,188
M&T Bank Corp.	5,600	783,216
MarketAxess Holdings, Inc.	1,200	323,064
Marsh & McLennan Cos., Inc.	16,630	3,133,425
Mastercard, Inc., Class A	28,052	11,060,343
MetLife, Inc.	20,000	1,259,400
Moody’s Corp.	5,314	1,874,513
Morgan Stanley	42,859	3,924,170
MSCI, Inc.	2,605	1,427,748
Nasdaq, Inc.	12,900	651,321
Northern Trust Corp.	6,600	528,792
PayPal Holdings, Inc. (a)	37,600	2,850,832
PNC Financial Services Group, Inc. (The)	13,449	1,841,034
Principal Financial Group, Inc.	7,600	607,012
Progressive Corp. (The)	19,758	2,489,113
Prudential Financial, Inc.	12,361	1,192,713
Raymond James Financial, Inc.	6,550	720,958
Regions Financial Corp.	29,528	601,485
Remitly Global, Inc. (a)	43,174	832,395
S&P Global, Inc.	10,758	4,244,139
T Rowe Price Group, Inc.	7,511	925,806
Toronto-Dominion Bank (The)	60,117	3,964,115
Travelers Cos., Inc. (The)	7,816	1,349,120
Truist Financial Corp.	45,102	1,498,288
US Bancorp	50,716	2,012,411
Visa, Inc., Class A	54,000	12,837,420
W R Berkley Corp.	6,700	413,323
WEX, Inc. (a)	1,316	249,185

		115,206,931

Health Care – 13.6%
AbbVie, Inc.	59,252	8,862,914
Agilent Technologies, Inc.	9,600	1,168,992
Alcon, Inc.	16,262	1,380,969
Align Technology, Inc. (a)	2,300	869,147
Alnylam Pharmaceuticals, Inc. (a)	4,100	801,140
Amgen, Inc.	17,919	4,195,734
AstraZeneca PLC ADR	100,700	7,220,190
Becton Dickinson and Co.	9,551	2,661,100
Biogen, Inc. (a)	4,867	1,315,015

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

SECURITY	SHARES	VALUE

Health Care (Continued)
BioMarin Pharmaceutical, Inc. (a)	6,300	$553,959
Bio-Rad Laboratories, Inc., Class A (a)	700	283,752
Bio-Techne Corp.	5,200	433,680
Bristol-Myers Squibb Co.	70,701	4,396,895
Catalent, Inc. (a)	5,500	266,860
Cooper Cos., Inc. (The)	1,600	626,016
CSL, Ltd. ADR	32,300	2,904,093
Danaher Corp.	22,615	5,768,182
DENTSPLY SIRONA, Inc.	6,416	266,392
DexCom, Inc. (a)	12,135	1,511,536
Edwards Lifesciences Corp. (a)	20,372	1,671,930
Genmab A/S ADR (a)	21,600	893,376
Gilead Sciences, Inc.	42,046	3,201,382
GSK PLC ADR	69,200	2,461,444
Halozyme Therapeutics, Inc. (a)	47,286	2,031,407
Henry Schein, Inc. (a)	4,200	330,918
Hologic, Inc. (a)	53,882	4,279,308
IDEXX Laboratories, Inc. (a)	2,819	1,563,784
Illumina, Inc. (a)	5,349	1,027,810
Incyte Corp. (a)	5,800	369,576
Inspire Medical Systems, Inc. (a)	5,173	1,488,841
Insulet Corp. (a)	2,200	608,850
Intuitive Surgical, Inc. (a)	11,800	3,827,920
Ionis Pharmaceuticals, Inc. (a)	4,400	182,292
Koninklijke Philips NV (a)	31,074	643,543
Lonza Group AG ADR	25,200	1,460,844
Masimo Corp. (a)	1,700	207,910
Merck & Co., Inc.	84,935	9,058,318
Merck KGaA ADR	20,900	737,770
Mettler-Toledo International, Inc. (a)	790	993,401
Moderna, Inc. (a)	10,800	1,270,728
Neurocrine Biosciences, Inc. (a)	3,100	315,859
Novo Nordisk A/S ADR	53,878	8,679,746
Organon & Co.	39,487	867,924
Pfizer, Inc.	189,670	6,839,500
QIAGEN NV (a)	7,600	355,832
Quest Diagnostics, Inc.	3,715	502,305
Regeneron Pharmaceuticals, Inc. (a)	3,542	2,627,845
ResMed, Inc.	4,846	1,077,508
Revvity, Inc.	4,000	491,800
Sanofi ADR	76,116	4,062,311
Seagen, Inc. (a)	12,149	2,329,935
Siemens Healthineers AG ADR	17,900	519,995
STERIS PLC	3,300	744,315
Stryker Corp.	11,428	3,238,810
Takeda Pharmaceutical Co., Ltd. ADR	94,100	1,435,966
Teleflex, Inc.	1,500	376,755
Thermo Fisher Scientific, Inc.	12,988	7,125,996
Veeva Systems, Inc., Class A (a)	4,906	1,001,903

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

SECURITY	SHARES	VALUE

Health Care (Continued)
Vertex Pharmaceuticals, Inc. (a)	8,643	$3,045,275
Waters Corp. (a)	1,963	542,200
West Pharmaceutical Services, Inc.	2,400	883,296

		130,862,994

Industrials – 7.2%
Allegion PLC	2,700	315,522
Ameresco, Inc., Class A (a)	37,626	2,190,209
AO Smith Corp.	4,100	297,783
Assa Abloy AB ADR	62,342	748,104
Atlas Copco AB, Class A ADR	138,200	1,956,912
Automatic Data Processing, Inc.	13,868	3,429,002
Brambles, Ltd. ADR	23,000	436,770
Carrier Global Corp.	27,300	1,625,715
Central Japan Railway Co. ADR	55,200	702,696
CH Robinson Worldwide, Inc.	3,800	380,684
Cintas Corp.	2,900	1,455,916
Comfort Systems USA, Inc.	4,847	843,233
Copart, Inc. (a)	14,800	1,308,172
Cummins, Inc.	4,841	1,262,533
Deere & Co.	9,145	3,928,692
Donaldson Co., Inc.	4,000	251,320
Emerson Electric Co.	19,326	1,765,430
Expeditors International of Washington, Inc.	4,800	611,040
FANUC Corp. ADR	61,200	935,748
Fastenal Co.	18,458	1,081,823
Fortune Brands Innovations, Inc.	4,000	284,280
Generac Holdings, Inc. (a)	2,100	322,770
Graco, Inc.	5,400	428,382
Hubbell, Inc.	1,800	561,600
IDEX Corp.	2,400	541,944
Illinois Tool Works, Inc.	9,752	2,567,897
Ingersoll Rand, Inc.	13,869	905,230
JB Hunt Transport Services, Inc.	2,700	550,638
Kone Oyj ADR	23,000	588,565
Lennox International, Inc.	1,000	367,440
Masco Corp.	7,700	467,236
Nidec Corp. ADR	67,356	1,011,013
Nordson Corp.	1,600	402,576
Old Dominion Freight Line, Inc.	3,400	1,426,266
Otis Worldwide Corp.	14,100	1,282,536
Owens Corning	2,733	382,593
PACCAR, Inc.	16,900	1,455,597
Paychex, Inc.	10,931	1,371,513
Paycom Software, Inc.	1,800	663,768
Pentair PLC	5,500	382,250
Plug Power, Inc. (a)	19,000	249,280
Recruit Holdings Co., Ltd. ADR	228,100	1,573,890
RELX PLC ADR	64,200	2,160,972

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

SECURITY	SHARES	VALUE

Industrials (Continued)
Rockwell Automation, Inc.	3,872	$1,302,115
Schneider Electric SE ADR	93,200	3,317,920
Sensata Technologies Holding PLC	5,000	211,250
Siemens AG ADR	53,236	4,542,095
Siemens Energy AG ADR (a)	18,000	303,660
SMC Corp. ADR	40,200	1,051,230
Snap-on, Inc.	1,700	463,148
Stanley Black & Decker, Inc.	4,754	471,930
Toro Co. (The)	3,200	325,280
Trane Technologies PLC	7,407	1,477,252
United Parcel Service, Inc., Class B	24,393	4,564,662
United Rentals, Inc.	2,300	1,068,764
Vestas Wind Systems A/S ADR (a)	94,100	834,667
Watsco, Inc.	1,100	416,009
Westinghouse Air Brake Technologies Corp.	5,691	674,042
Wolters Kluwer NV ADR	8,300	1,043,399
WW Grainger, Inc.	1,470	1,085,580
Xylem, Inc.	5,800	653,950

		69,282,493

Information Technology – 34.6%
Accenture PLC, Class A	22,300	7,054,605
Adobe, Inc. (a)	15,361	8,389,717
Advanced Micro Devices, Inc. (a)	53,850	6,160,440
Analog Devices, Inc.	16,811	3,354,299
Apple, Inc.	423,596	83,215,434
Applied Materials, Inc.	28,302	4,290,300
ASML Holding NV	13,500	9,671,535
Atlassian Corp., Class A (a)	5,000	909,700
Autodesk, Inc. (a)	16,747	3,550,197
Broadcom, Inc.	13,713	12,323,187
Cadence Design Systems, Inc. (a)	9,184	2,149,148
Cisco Systems, Inc.	125,491	6,530,552
Cloudflare, Inc., Class A (a)	8,600	591,422
Crowdstrike Holdings, Inc., Class A (a)	6,900	1,115,454
Dropbox, Inc., Class A (a)	8,400	226,380
Enphase Energy, Inc. (a)	32,803	4,980,480
First Solar, Inc. (a)	3,400	705,160
Infineon Technologies AG ADR	41,500	1,827,660
Intel Corp.	140,379	5,021,357
International Business Machines Corp.	30,566	4,407,006
Intuit, Inc.	9,122	4,667,727
Juniper Networks, Inc.	27,472	763,722
KLA Corp.	4,610	2,369,310
Microsoft Corp.	215,361	72,344,067
Monday.com, Ltd. (a)	4,414	797,963
NetApp, Inc.	7,008	546,694
NVIDIA Corp.	79,608	37,200,022
Okta, Inc. (a)	5,000	384,300

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

SECURITY	SHARES	VALUE

Information Technology (Continued)
Palo Alto Networks, Inc. (a)	30,495	$7,622,530
QUALCOMM, Inc.	37,500	4,956,375
Roper Technologies, Inc.	3,557	1,753,779
Salesforce, Inc. (a)	32,434	7,297,974
ServiceNow, Inc. (a)	6,900	4,022,700
Shopify, Inc., Class A (a)	43,800	2,960,004
Snowflake, Inc., Class A (a)	9,000	1,599,390
Splunk, Inc. (a)	5,200	563,316
STMicroelectronics NV	81,036	4,350,013
Synopsys, Inc. (a)	5,143	2,323,607
Texas Instruments, Inc.	30,552	5,499,360
VMware, Inc., Class A (a)	7,796	1,228,883
Workday, Inc., Class A (a)	6,600	1,565,058
Zoom Video Communications, Inc., Class A (a)	13,431	985,164

		332,275,991

Materials – 2.4%
Air Liquide SA ADR	87,910	3,155,969
Air Products and Chemicals, Inc.	7,459	2,277,456
AptarGroup, Inc.	2,100	255,066
Avery Dennison Corp.	2,600	478,426
Ecolab, Inc.	8,248	1,510,539
International Flavors & Fragrances, Inc.	8,400	710,724
International Paper Co.	11,700	421,902
Linde PLC	16,330	6,379,641
Mondi PLC ADR	8,000	282,400
Nitto Denko Corp. ADR	9,817	349,770
Novozymes A/S ADR	6,559	328,803
Nucor Corp.	8,492	1,461,388
PPG Industries, Inc.	7,642	1,099,684
RPM International, Inc.	4,300	444,233
Sherwin-Williams Co. (The)	7,992	2,209,788
Steel Dynamics, Inc.	5,200	554,216
Vulcan Materials Co.	4,244	935,802
Westrock Co.	7,885	262,492

		23,118,299

Real Estate – 2.7%
Alexandria Real Estate Equities, Inc.	17,354	2,181,051
American Tower Corp.	15,709	2,989,580
Boston Properties, Inc.	4,446	296,237
CBRE Group, Inc., Class A (a)	9,522	793,278
CoStar Group, Inc. (a)	13,410	1,126,038
Crown Castle, Inc.	14,622	1,583,416
Digital Realty Trust, Inc.	9,892	1,232,741
Equinix, Inc.	3,131	2,535,859
Equity LifeStyle Properties, Inc.	5,700	405,726
Essex Property Trust, Inc.	2,000	487,100
Extra Space Storage, Inc.	4,200	586,194

DOMINI IMPACT EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

SECURITY	SHARES	VALUE

Real Estate (Continued)
Federal Realty Investment Trust	2,500	$253,800
Mid-America Apartment Communities, Inc.	3,800	568,708
Prologis, Inc.	31,022	3,869,994
Public Storage	5,377	1,514,970
SBA Communications Corp.	3,407	745,962
Simon Property Group, Inc.	10,600	1,320,760
UDR, Inc.	11,269	460,677
Ventas, Inc.	13,063	633,817
Welltower, Inc.	16,900	1,388,335
WP Carey, Inc.	7,100	479,463
Zillow Group, Inc., Class A (a)	6,100	324,642

		25,778,348

Utilities – 0.6%
Alliant Energy Corp.	7,900	424,546
Consolidated Edison, Inc.	11,461	1,087,191
Eversource Energy	11,858	857,689
Fortis, Inc.	15,700	669,291
National Grid PLC ADR	24,219	1,631,876
Orsted AS ADR	17,900	519,100
SSE PLC ADR	34,800	751,506

		5,941,199

Total Investments – 99.3% (Cost $541,691,799) (b)		954,573,248

Other Assets, less liabilities – 0.7%		6,898,252

Net Assets – 100.0%		$961,471,500

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $544,437,325. The aggregate gross unrealized appreciation is $443,936,826 and the aggregate gross unrealized depreciation is $33,800,903, resulting in net unrealized appreciation of $410,135,923.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

The Fund invests in a diversified portfolio of primarily mid- to large-cap international equities. Domini makes all security selections and investment decisions. The Fund seeks to provide diversified exposure to developed international equity markets through a broad selection of companies that demonstrate strong environmental and social performance relative to their peers, coupled with opportunistic thematic exposure to solution-oriented companies helping to address sustainability challenges, as determined by Domini’s environmental, social, and financial research and analysis.

SSGA Funds Management, Inc. (SSGA FM) serves as Subadviser to the Fund, responsible for purchasing and selling securities to implement Domini’s investment instructions and for managing the Fund’s short-term investments. SSGA FM is unaffiliated with the Domini Funds, other than with respect to the provision of submanagement services.

Portfolio Performance:

The Domini International Opportunities Fund Investor shares returned 13.60% for the twelve-month period ended July 31, 2023, underperforming the MSCI EAFE Net Total Return USD Index (the “benchmark”)* return of 16.80%.

Following steep declines early in 2022, global equity markets generated positive returns over the trailing year. As investors acclimated to the reality of war in Ukraine, sticky inflation, and higher-for-longer interest rates, market volatility declined. Economic and labor market resilience lifted hopes that a severe recession could be avoided and helped to bolster investor sentiment during the first half of 2023. Equity market gains were not evenly distributed, however, as investors largely remained cautious amid persistent central bank hawkishness and concerns over slowing growth. Early in the period, value stocks significantly outperformed their growth counterparts, with cyclical deep value sectors like energy and materials leading. While growth stocks rallied later in the period, returns were dominated by large-capitalization stocks, while mid- and small-cap stocks significantly underperformed.

These conditions created some challenges to the Domini International Opportunities Fund’s benchmark-relative returns over the period. Several of its smaller and more growth-oriented investments, which support sustainability themes like the low-carbon transition and bridging the digital divide, struggled during the period. In light of prevailing economic uncertainty and headwinds to growth, we reduced the Fund’s exposure to such investments in 2022.

Over the period, the Fund maintained a larger-than-usual cash position, which weighed on relative results. Excluding this cash impact, the Fund’s overall sector positioning had a positive impact on relative performance. This was largely attributable to its overweight allocation to Information Technology (IT)

and its underweight to Real Estate, which offset negative impacts from its overweight to Health Care and underweight to Consumer Discretionary.

Despite this beneficial sector positioning, security selection drove the Fund’s underperformance for the period. Selection was particularly negative in Industrials, where the largest detractor was an out-of-benchmark position in Alfen, a Dutch energy storage and charging solutions company, that declined 42.3% during the period of the year it was held. Other significant detractors included several Japanese industrial companies that were not held and which are considered ineligible for investment due to our exclusionary standards related to nuclear power and coal. These detractors offset positive impacts from the Fund’s out-of-benchmark position in multinational industrial gases company Linde (+31.3%) and its overweight position in German industrial conglomerate Siemens (+58.9%).

Security selection also had a negative impact in Consumer Discretionary, where top detractors included an out-of-benchmark position in Chinese electric vehicle (EV) manufacturer NIO (-53.0%), which was the largest individual detractor for the period overall. This and other detractors offset contributions from out-of-benchmark positions in Latin American e-commerce company MercadoLibre (+50.0%) and American EV manufacturer Rivian Automotive (+92.8%), as well as an overweight position in French luxury apparel company Hermès International (+64.6%).

Security selection was strongest overall in Health Care. Here the largest contribution came from not owning Roche (-2.9%), an ineligible Swiss pharmaceutical and diagnostics company. An overweight position in Danish pharmaceutical company Novo Nordisk (+40.0%) was also a top contributor.

Selection also had a positive impact in Consumer Staples, where the Fund benefitted from not owning Swiss food and beverage company Nestlé (+3.4%), which was the largest individual contributor for the period, as well as the United Kingdom’s Diageo (-5.5%) and British American Tobacco (-7.4%), which are ineligible for investment due to our exclusionary standards on alcohol and tobacco, respectively.

While benchmark-relative performance remained somewhat challenged over the trailing twelve months, we are encouraged by the improvement in both market and Fund returns since early 2022, and we believe more stable market conditions—combined with our fundamental focus on quality companies demonstrating peer-relative environmental and social leadership and delivering needed solutions—provide strong opportunity moving forward.

* MSCI EAFE Net Total Return USD Index returns reflect reinvested dividends net of withholding taxes but reflect no deduction for fees, expenses, or other taxes.

The table and bar charts below provide information as of July 31, 2023, about the ten largest holdings of the Domini International Opportunities Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

ASML Holding NV	3.8%	Toyota Motor Corp.	2.4%

Novo Nordisk A/S Class B	3.4%	SAP SE	1.9%

Novartis AG	2.8%	Siemens AG	1.7%

AstraZeneca PLC	2.8%	Unilever PLC	1.7%

Linde PLC	2.5%	Toronto-Dominion Bank (The)	1.5%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 7/31/2023 included herein. The composition of the Fund’s portfolio is subject to change.

* Other countries include China 0.9%, Norway 0.5%, Belgium 0.5%, Austria 0.3%, South Africa 0.2%, New Zealand 0.1%, and Luxembourg 0.1%.

DOMINI INTERNATIONAL OPPORTUNITIES FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (UNAUDITED)	Investor shares	MSCI EAFE NR

1 Year	13.60%	16.80%

5 Year	N/A	N/A

10 Year	N/A	N/A

Since Inception (11/30/2020)	1.42%	4.81%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI INTERNATIONAL OPPORTUNITIES FUND INVESTOR SHARES (RISEX) AND MSCI EAFE NR (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Investor share annual operating expenses totaled 4.36%/1.40% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor share expenses to 1.40% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing, geographic focus, country, currency, impact investing, portfolio management, and information risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations, and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI EAFE Net Total Return USD Index (MSCI EAFE NR) is an unmanaged index of common stocks. MSCI EAFE NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. It is not available for direct investment.

DOMINI INTERNATIONAL OPPORTUNITIES FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (UNAUDITED)	Institutional shares	MSCI EAFE NR

1 Year	13.88%	16.80%

5 Year	N/A	N/A

10 Year	N/A	N/A

Since Inception (11/30/2020)	1.67%	4.81%

COMPARISON OF $500,000 INVESTMENT IN THE DOMINI INTERNATIONAL OPPORTUNITIES FUND INSTITUTIONAL SHARES (LEADX) AND MSCI EAFE NR (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Institutional share annual operating expenses totaled 1.79%/1.15% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Institutional share expenses to 1.15% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing, geographic focus, country, currency, impact investing, portfolio management, and Information risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations, and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI EAFE Net Total Return USD Index (MSCI EAFE NR) is an unmanaged index of common stocks. MSCI EAFE NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. It is not available for direct investment.

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 96.2%
Common Stocks – 96.2%
Australia – 2.0%
ASX, Ltd.	Financial Services	550	$23,052
Brambles, Ltd.	Commercial & Professional Services	4,117	39,075
Cochlear, Ltd.	Health Care Equipment & Services	319	51,482
Dexus	Equity Real Estate Investment Trusts (REITs)	3,210	17,824
Fortescue Metals Group, Ltd.	Materials	5,231	77,146
GPT Group (The)	Equity Real Estate Investment Trusts (REITs)	5,461	16,013
IGO, Ltd.	Materials	2,223	20,839
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	11,372	17,983
Pilbara Minerals, Ltd.	Materials	8,439	27,697
Stockland	Equity Real Estate Investment Trusts (REITs)	6,224	17,745
Suncorp Group, Ltd.	Insurance	3,743	35,980
Transurban Group	Transportation	8,983	87,009
Vicinity, Ltd.	Equity Real Estate Investment Trusts (REITs)	12,539	16,725

			448,570

Austria – 0.3%
Erste Group Bank AG	Banks	1,030	39,038
Mondi PLC	Materials	1,397	24,567

			63,605

Belgium – 0.5%
Ageas SA	Insurance	524	22,244
KBC Group NV	Banks	818	61,738
Umicore SA	Materials	578	17,165

			101,147

Canada – 1.6%
Hydro One, Ltd.	Utilities	900	25,436
Toronto-Dominion Bank (The)	Banks	5,245	346,519

			371,955

China – 0.9%
BYD Co., Ltd., Class H	Automobiles & Components	5,773	205,628

			205,628

Denmark – 5.2%
Chr Hansen Holding A/S	Materials	305	23,109
Coloplast A/S, Class B	Health Care Equipment & Services	362	45,119
Demant A/S (a)	Health Care Equipment & Services	248	9,895

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Denmark (Continued)
DSV A/S	Transportation	505	$101,341
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	190	78,528
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	4,717	762,663
Novozymes A/S, Class B	Materials	607	30,525
Orsted A/S	Utilities	517	45,110
Rockwool A/S, Class B	Capital Goods	43	11,596
Vestas Wind Systems A/S (a)	Capital Goods	2,860	76,700

			1,184,586

Finland – 1.2%
Elisa Oyj	Telecommunication Services	437	22,859
Kesko OYJ, Class B	Consumer Staples Distribution & Retail	975	19,563
Kone OYJ, Class B	Capital Goods Technology	1,027	52,824
Nokia Oyj	Hardware & Equipment	15,153	59,731
Nordea Bank Abp	Banks	9,739	110,427

			265,404

France – 8.1%
Air Liquide SA	Materials	1,537	277,110
Alstom SA	Capital Goods	931	28,587
Amundi SA	Financial Services	318	19,568
BioMerieux	Health Care Equipment & Services	138	14,855
BNP Paribas SA	Banks	3,286	217,306
Capgemini SE	Software & Services	474	86,136
Carrefour SA	Consumer Staples Distribution & Retail	1,743	34,941
Cie Generale des Etablissements Michelin SCA	Automobiles & Components	2,083	68,401
Credit Agricole SA	Banks	4,148	51,642
Edenred	Financial Services	736	47,936
Eiffage SA	Capital Goods	230	23,995
Gecina SA	Equity Real Estate Investment Trusts (REITs)	158	17,129
Hermes International	Consumer Durables & Apparel	94	208,624
Kering SA	Consumer Durables & Apparel	206	118,606
Klepierre SA	Equity Real Estate Investment Trusts (REITs)	639	17,009
Legrand SA	Capital Goods	770	77,410
L’Oreal SA	Household & Personal Products	711	331,610
Nexans SA	Capital Goods	520	46,294
Orange SA	Telecommunication Services	5,975	67,728
Rexel SA	Capital Goods	893	21,601
Sartorius Stedim Biotech	Pharmaceuticals, Biotechnology & Life Sciences	70	21,962

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
France (Continued)
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	302	$17,160
Worldline SA (a)	Financial Services	645	25,638

			1,841,248

Germany – 8.8%
adidas AG	Consumer Durables & Apparel	464	93,935
Beiersdorf AG	Household & Personal Products	289	37,531
Carl Zeiss Meditec AG	Health Care Equipment & Services	104	12,085
Deutsche Boerse AG	Financial Services	555	106,634
DHL Group	Transportation	2,756	142,115
Encavis AG (a)	Utilities	3,752	63,087
Henkel AG & Co. KGaA	Household & Personal Products	850	59,565
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	3,612	159,135
Knorr-Bremse AG	Capital Goods	189	13,331
LEG Immobilien SE (a)	Real Estate Management & Development	206	14,605
Merck KGaA	Pharmaceuticals, Biotechnology & Life Sciences	376	66,256
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	399	150,619
Puma SE	Consumer Durables & Apparel	289	19,585
SAP SE	Software & Services	3,166	433,077
Sartorius AG, Preference Shares	Pharmaceuticals, Biotechnology & Life Sciences	83	34,339
Siemens AG	Capital Goods	2,325	397,377
Siemens Energy AG (a)	Capital Goods	1,544	26,230
Siemens Healthineers AG	Health Care Equipment & Services	817	47,602
Symrise AG	Materials	383	41,952
Vonovia SE	Real Estate Management & Development	2,196	51,309
Zalando SE (a)	Consumer Discretionary Distribution & Retail	698	24,165

			1,994,534

Hong Kong – 2.4%
AIA Group, Ltd.	Insurance	34,152	341,691
Hong Kong Exchanges & Clearing, Ltd.	Financial Services	3,731	157,310
Techtronic Industries Co., Ltd.	Capital Goods	4,232	48,079

			547,080

Ireland – 1.2%
Bank of Ireland Group PLC	Banks	2,858	30,238
CRH PLC	Materials	2,143	128,582

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Ireland (Continued)
Kerry Group PLC, Class A	Food, Beverage & Tobacco	455	$45,330
Kingspan Group PLC	Capital Goods	453	36,460
Smurfit Kappa Group PLC	Materials	741	29,403

			270,013

Italy – 1.1%
DiaSorin SpA	Health Care Equipment & Services	56	6,300
Intesa Sanpaolo SpA	Banks	47,142	136,697
Moncler SpA	Consumer Durables & Apparel	585	42,339
Prysmian SpA	Capital Goods	766	30,629
Terna - Rete Elettrica Nazionale	Utilities	4,167	35,305

			251,270

Japan – 20.1%
Aeon Co., Ltd.	Consumer Staples Distribution & Retail	2,177	47,212
Bridgestone Corp.	Automobiles & Components	1,700	70,634
Canon, Inc.	Technology Hardware & Equipment	2,900	75,049
Central Japan Railway Co.	Transportation	472	60,227
Chiba Bank, Ltd. (The)	Banks	1,900	13,377
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	644	18,330
Daifuku Co., Ltd.	Capital Goods	1,051	22,507
Dai-ichi Life Holdings, Inc.	Insurance	2,705	55,340
Daiichi Sankyo Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	5,540	170,852
Daiwa House Industry Co., Ltd.	Real Estate Management & Development	1,753	47,707
FANUC Corp.	Capital Goods	2,835	86,842
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	456	114,383
FUJIFILM Holdings Corp.	Technology Hardware & Equipment	839	48,781
Hankyu Hanshin Holdings, Inc.	Transportation	642	21,357
Hoya Corp.	Health Care Equipment & Services	988	115,212
Japan Airlines Co., Ltd.	Transportation	1,200	26,015
Kao Corp.	Household & Personal Products	1,382	52,573
Keikyu Corp.	Transportation	700	6,662
Keio Corp.	Transportation	352	11,716
Keisei Electric Railway Co., Ltd.	Transportation	400	16,624
Keyence Corp.	Technology Hardware & Equipment	520	233,650
Kurita Water Industries, Ltd.	Capital Goods	1,698	68,374
Lasertec Corp.	Semiconductors & Semiconductor Equipment	212	32,135
Lixil Corp.	Capital Goods	778	9,956

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Makita Corp.	Capital Goods	743	$20,891
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	3,316	40,693
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	2,551	52,478
MS&AD Insurance Group Holdings, Inc.	Insurance	1,335	49,718
Murata Manufacturing Co., Ltd.	Technology Hardware & Equipment	1,815	107,954
Nabtesco Corp.	Capital Goods	300	6,372
Nidec Corp.	Capital Goods	1,464	87,551
Nintendo Co., Ltd.	Media & Entertainment	3,380	153,093
Nippon Express Holdings, Inc.	Transportation	300	17,612
Nippon Prologis REIT, Inc.	Equity Real Estate Investment Trusts (REITs)	7	14,333
Nippon Telegraph & Telephone Corp.	Telecommunication Services	157,150	180,441
Nissin Foods Holdings Co., Ltd.	Food, Beverage & Tobacco	181	15,281
Nitto Denko Corp.	Materials	402	28,624
Nomura Holdings, Inc.	Financial Services	8,105	33,574
NTT Data Group Corp.	Software & Services	1,728	24,070
Odakyu Electric Railway Co., Ltd.	Transportation	1,000	14,629
Omron Corp.	Technology Hardware & Equipment	532	28,593
Oriental Land Co., Ltd.	Consumer Services	2,960	113,674
ORIX Corp.	Financial Services	3,029	58,343
Panasonic Holdings Corp.	Consumer Durables & Apparel	6,301	77,877
Recruit Holdings Co., Ltd.	Commercial & Professional Services	4,150	143,925
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	3,343	64,583
Resona Holdings, Inc.	Banks	14,071	76,703
Rohm Co., Ltd.	Semiconductors & Semiconductor Equipment	235	22,050
Sekisui House, Ltd.	Consumer Durables & Apparel	1,713	34,994
Shimano, Inc.	Consumer Durables & Apparel	220	33,203
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	914	38,354
Shiseido Co., Ltd.	Household & Personal Products	1,198	52,594
SMC Corp.	Capital Goods	170	88,951
Sony Group Corp.	Consumer Durables & Apparel	3,333	312,596
Sysmex Corp.	Health Care Equipment & Services	421	28,545
Terumo Corp.	Health Care Equipment & Services	2,082	68,272
Tobu Railway Co., Ltd.	Transportation	528	13,990
Tokio Marine Holdings, Inc.	Insurance	5,345	123,068
Tokyo Electron, Ltd.	Semiconductors & Semiconductor Equipment	1,342	201,679
Tokyu Corp.	Transportation	1,598	20,301

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
TOTO, Ltd.	Capital Goods	499	$15,360
Toyota Industries Corp.	Capital Goods	500	36,181
Toyota Motor Corp.	Automobiles & Components	32,297	543,741
Unicharm Corp.	Household & Personal Products	1,202	44,530
Yaskawa Electric Corp.	Capital Goods	705	30,686

			4,545,622

Luxembourg – 0.1%
Eurofins Scientific SE	Pharmaceuticals, Biotechnology & Life Sciences	387	26,690

			26,690

Netherlands – 7.5%
Aalberts NV	Capital Goods	295	13,349
ABN AMRO Bank NV GDR	Banks	2,658	45,320
Adyen NV (a)	Financial Services	77	143,309
Akzo Nobel NV	Materials	503	43,150
Arcadis NV	Commercial & Professional Services	2,337	102,743
ASML Holding NV	Semiconductors & Semiconductor Equipment	1,185	851,133
Basic-Fit NV (a)	Consumer Services	1,737	58,794
Euronext NV	Financial Services	253	19,310
ING Groep NV	Banks	10,579	154,846
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	2,833	97,920
Koninklijke Philips NV	Health Care Equipment & Services	2,650	55,203
NN Group NV	Insurance	754	28,985
Wolters Kluwer NV	Commercial & Professional Services	729	91,799

			1,705,861

New Zealand – 0.1%
Contact Energy, Ltd.	Utilities	2,240	11,589
Spark New Zealand, Ltd.	Telecommunication Services	5,317	17,153

			28,742

Norway – 0.5%
DNB Bank ASA	Banks	2,568	53,017
Gjensidige Forsikring ASA	Insurance	524	8,287
Orkla ASA	Food, Beverage & Tobacco	2,072	16,380
Storebrand ASA	Insurance	4,163	36,456

			114,140

Singapore – 1.2%
DBS Group Holdings, Ltd.	Banks	5,357	138,398
STMicroelectronics NV	Semiconductors & Semiconductor Equipment	2,327	124,863

			263,261

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
South Africa – 0.2%
Nedbank Group, Ltd.	Banks	1,471	$19,438
Sanlam, Ltd.	Insurance	4,823	17,837

			37,275

Spain – 3.2%
Acciona SA	Utilities	74	11,123
Aena SME SA	Transportation	206	32,988
Banco Bilbao Vizcaya Argentaria SA	Banks	17,471	138,866
Banco de Sabadell SA	Banks	15,636	19,323
Banco Santander SA	Banks	46,977	190,892
Bankinter SA	Banks	1,818	11,795
CaixaBank SA	Banks	11,187	45,379
Cellnex Telecom SA (a)(b)	Telecommunication Services	1,651	67,612
Grifols SA (a)	Pharmaceuticals, Biotechnology & Life Sciences	1,415	20,844
Industria de Diseno Textil SA	Consumer Discretionary Distribution & Retail	3,228	123,904
Telefonica SA	Telecommunication Services	16,042	68,541

			731,267

Sweden – 3.2%
Alfa Laval AB	Capital Goods	839	31,463
Assa Abloy AB, Class B	Capital Goods	2,838	68,356
Atlas Copco AB, A Shares	Capital Goods	11,360	161,669
Autoliv, Inc.	Automobiles & Components	223	22,507
Axfood AB	Consumer Staples Distribution & Retail	1,639	41,835
Castellum AB	Real Estate Management & Development	1,086	12,390
Essity AB, Class B	Household & Personal Products	1,825	45,335
Fabege AB	Real Estate Management & Development	753	6,533
H & M Hennes & Mauritz AB, Class B	Consumer Discretionary Distribution & Retail	1,943	32,740
Industrivarden AB, Class A	Financial Services	824	23,441
Nibe Industrier AB, Class B	Capital Goods	4,637	41,844
Sandvik AB	Capital Goods	3,068	62,431
Skandinaviska Enskilda Banken AB, Class A	Banks	4,288	52,074
Skanska AB, Class B	Capital Goods	1,028	16,426
SKF AB, Class B	Capital Goods	1,181	22,541
SSAB AB, Class A	Materials	2,448	15,562
Svenska Cellulosa AB SCA, Class B	Materials	1,863	24,799
Svenska Handelsbanken AB, Class A	Banks	4,449	39,132

			721,078

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Switzerland – 8.4%
ABB, Ltd.	Capital Goods	4,675	$188,721
Adecco Group AG	Commercial & Professional Services	485	19,884
Chocoladefabriken Lindt & Spruengli AG	Food, Beverage & Tobacco	6	73,822
DSM-Firmenich AG	Materials	567	62,827
Geberit AG	Capital Goods	97	55,378
Givaudan SA	Materials	23	78,101
Helvetia Holding AG	Insurance	103	15,334
Kuehne + Nagel International AG	Transportation	151	47,531
Lonza Group AG	Pharmaceuticals, Biotechnology & Life Sciences	219	128,010
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	6,036	635,743
Schindler Holding AG	Capital Goods	183	42,685
SIG Group AG (a)	Materials	771	20,735
Sika AG	Materials	449	140,584
Sonova Holding AG	Health Care Equipment & Services	140	39,258
Straumann Holding AG	Health Care Equipment & Services	299	49,773
Swatch Group AG	Consumer Durables & Apparel	111	35,738
Swisscom AG	Telecommunication Services	74	47,872
Zurich Insurance Group AG	Insurance	443	215,475

			1,897,471

United Kingdom – 9.6%
3i Group PLC	Financial Services	2,794	71,069
Ashtead Group PLC	Capital Goods	1,272	94,349
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	4,411	635,386
Bunzl PLC	Capital Goods	1,001	37,200
Burberry Group PLC	Consumer Durables & Apparel	1,128	32,282
Compass Group PLC	Consumer Services	5,089	132,744
Halma PLC	Technology Hardware & Equipment	808	23,264
Hiscox, Ltd.	Insurance	989	13,724
Informa PLC	Media & Entertainment	4,184	40,815
Intermediate Capital Group PLC	Financial Services	834	15,091
Intertek Group PLC	Commercial & Professional Services	468	26,284
Investec PLC	Financial Services	1,938	12,208
J Sainsbury PLC	Consumer Staples Distribution & Retail	5,690	20,311
Land Securities Group PLC	Equity Real Estate Investment Trusts (REITs)	2,196	18,284
Legal & General Group PLC	Insurance	17,430	52,370
London Stock Exchange Group PLC	Financial Services	1,170	127,383
M&G PLC	Financial Services	6,626	17,112
National Grid PLC	Utilities	10,435	138,670

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom (Continued)
Phoenix Group Holdings PLC	Insurance	2,467	$17,474
Schroders PLC	Financial Services	2,691	15,917
Segro PLC	Equity Real Estate Investment Trusts (REITs)	3,620	35,566
Spirax-Sarco Engineering PLC	Capital Goods	218	31,215
SSE PLC	Utilities	3,184	69,025
Unilever PLC	Household & Personal Products	7,292	392,828
Vodafone Group PLC	Telecommunication Services	74,954	71,484
Whitbread PLC	Consumer Services	593	26,707

			2,168,762

United States – 8.8%
Alliant Energy Corp.	Utilities	745	40,036
Autodesk, Inc. (a)	Software & Services	112	23,743
Campbell Soup Co.	Food, Beverage & Tobacco	589	26,988
Clorox Co. (The)	Household & Personal Products	366	55,442
Copart, Inc. (a)	Commercial & Professional Services	1,294	114,377
CSL, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	1,413	255,319
Enphase Energy, Inc. (a)	Semiconductors & Semiconductor Equipment	182	27,633
Ferguson PLC	Capital Goods	598	96,418
General Mills, Inc.	Food, Beverage & Tobacco	1,749	130,720
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,406	42,940
Haleon PLC	Household & Personal Products	3,151	13,636
Linde PLC	Materials	1,452	567,253
Lucid Group, Inc. (a)	Automobiles & Components	1,900	14,459
McCormick & Co., Inc.	Food, Beverage & Tobacco	789	70,600
QIAGEN NV (a)	Pharmaceuticals, Biotechnology & Life Sciences	665	31,135
Rivian Automotive, Inc., Class A (a)	Automobiles & Components	2,100	58,044
Schneider Electric SE	Capital Goods	1,629	291,374
Signify NV	Capital Goods	360	11,350

DOMINI INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United States (Continued)
Swiss Re AG	Insurance	841	$88,276
Tesla, Inc. (a)	Automobiles & Components	94	25,138

			1,984,881

Total Investments – 96.2% (Cost $20,252,765) (c)			21,770,090

Other Assets, less liabilities – 3.8%			861,990

Net Assets – 100.0%			$22,632,080

(a) Non-income producing security.

(b) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities was $67,612, representing 0.3% of net assets.

(c) The aggregate cost for federal income tax purposes is $20,539,973. The aggregate gross unrealized appreciation is $2,843,883 and the aggregate gross unrealized depreciation is $1,613,766, resulting in net unrealized appreciation of $1,230,117.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

Performance Commentary (Unaudited)

The Fund invests in a high-conviction global equity portfolio, seeking companies that provide solutions for a more sustainable future. Domini makes all security selections and investment decisions, using proprietary environmental, social, and financial research and analysis to construct and maintain a portfolio of fewer than 50 equity securities. The Fund may invest in companies of any size around the world, including developed markets across the Americas, Europe and the Asia-Pacific region, as well as select emerging markets. Domini seeks solution-oriented companies that support the Fund’s sustainability themes: accelerate the transition to a low-carbon future; contribute to the development of sustainable communities; help ensure access to clean water; support sustainable food systems; promote societal health and well-being; broaden financial inclusion; and bridge the digital divide and expand access to economic opportunity.

SSGA Funds Management, Inc. (SSGA FM) serves as Subadviser to the Fund, is responsible for purchasing and selling securities to implement Domini’s investment instructions and for managing the Fund’s short-term investments. SSGA FM is unaffiliated with the Domini Funds, other than with respect to the provision of submanagement services.

Portfolio Performance:

The Domini Sustainable Solutions Fund Investor shares returned 0.73% for the trailing twelve-month period ended July 31, 2023, underperforming the MSCI World IMI Net Total Return USD Index (the “benchmark”)* return of 12.93%. Bear in mind, this Fund is a high-conviction portfolio of fewer than 50 names, constructed through bottom-up stock selection, and it is not managed or constrained to a benchmark.

Following steep declines early in 2022, global equity markets generated positive returns over the trailing year. As investors acclimated to the reality of war in Ukraine, sticky inflation, and higher-for-longer interest rates, market volatility declined. Economic and labor market resilience lifted hopes that a severe recession could be avoided and helped to bolster investor sentiment during the first half of 2023. Equity market gains were not evenly distributed, however, as investors largely remained cautious amid persistent central bank hawkishness and concerns over slowing growth. Early in the period, value stocks significantly outperformed their growth counterparts, with cyclical deep value sectors like energy and materials leading. While growth stocks rallied later in the period, returns were dominated by large-capitalization stocks, while mid- and small-cap stocks significantly underperformed.

These conditions were particularly challenging for the Domini Sustainable Solutions Fund, as its focus on sustainability themes like the low-carbon transition and bridging the digital divide, generally leads it to favor smaller and more growth-oriented companies, particularly relative to its market-capitalization-weighted benchmark. As is generally expected to be the case given the nature of the strategy, stock selection was the predominant driver of performance over the trailing twelve months. During this period, the Fund also maintained a larger-than-usual cash position, which also weighed on relative results.

Many of the most significant detractors from absolute returns over the period were investments in the Fund’s “low-carbon transition” theme which had been top contributors in the previous fiscal year but had their gains reverse this year amid growing concerns over the impact of higher interest rates and a weakening consumer. These included U.S. solar microinverter company Enphase Energy (-46.6%), which was the top absolute detractor for the period; Dutch energy storage and charging solutions company Alfen (-42.3%); and U.S. electric vehicle manufacturer Tesla (-10.0%).

Other top detractors for the period included Dutch fitness club operator Basic-Fit (-49.7%), U.S. technology company Zoom Video Communications (-29.4%), U.S. communications infrastructure company American Tower (-27.6%), and U.S. retail banking group East West Bancorp (-24.8%).

Helping to offset these negative returns, top contributors included several other financial services companies that support the Fund’s “financial inclusion” theme, including German reinsurer Munich RE (+73.5%), which was the top absolute contributor; U.S. government-sponsored enterprise (GSE) Federal Agricultural Mortgage Corporation or “Farmer Mac” (+50.7%), and Japanese retail banking group Resona (+46.6%).

Other top contributors included U.S. cybersecurity technology company Palo Alto Networks (+50.2%), Switzerland-based semiconductor technology company STMicroelectronics (+43.3%), and Netherlands-based semiconductor equipment supplier ASML (+26.0%). The Fund also saw strong gains from a pair of medical technology companies supporting its “health and well-being” theme, including Dexcom (+51.8%), which makes continuous glucose monitors, and Inspire Medical Systems (+37.7%), which makes sleep apnea treatment devices.

While benchmark-relative performance remained challenged over the trailing twelve months, we are encouraged by the improvement in both market and Fund returns since early 2022, and we believe more stable market conditions—combined with our fundamental focus on innovative companies delivering needed solutions to some of the world’s greatest sustainability challenges — provide strong opportunity moving forward.

* MSCI World IMI Net Total Return USD (MSCI World IMI NR) Index returns reflect reinvested dividends net of withholding taxes but reflect no deduction for fees, expenses, or other taxes.

The table and bar charts below provide information as of July 31, 2023, about the ten largest holdings of the Domini Sustainable Solutions Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Palo Alto Networks, Inc	4.4%	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen	3.3%

ASML Holding NV	4.0%	STMicroelectronics NV	3.1%

Tesla, Inc.	3.7%	Levi Strauss & Co. Class A	3.1%

Wolters Kluwer NV	3.4%	GSK PLC	3.1%

Autodesk, Inc.	3.3%	Alexandria Real Estate Equities, Inc.	3.1%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 7/31/2023, included herein. The composition of the Fund’s portfolio is subject to change.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI SUSTAINABLE SOLUTIONS FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Investor Shares	MSCI World IMI NR

1 Year	0.73%	12.93%

5 Year	N/A	N/A

10 Year	N/A	N/A

Since Inception (4/1/20)	12.86%	18.14%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI SUSTAINABLE SOLUTIONS FUND INVESTOR SHARES (CAREX) AND MSCI WORLD IMI NR (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Investor share annual operating expenses totaled 1.99%/1.40% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor share expenses to 1.40% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, sustainable Investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations, and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI World IMI Net Total Return USD Index (MSCI World IMI NR) is a market capitalization weighted index representing the performance of large-mid- and small-capitalization companies in developed markets. MSCI World IMI NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. See the prospectus for more information. You cannot invest directly in an index.

DOMINI SUSTAINABLE SOLUTIONS FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Institutional Shares	MSCI World IMI NR

1 Year	0.94%	12.93%

5 Year	N/A	N/A

10 Year	N/A	N/A

Since Inception (4/1/20)	13.13%	18.14%

COMPARISON OF $500,000 INVESTMENT IN THE DOMINI SUSTAINABLE SOLUTIONS FUND INSTITUTIONAL SHARES (LIFEX) AND MSCI WORLD IMI NR (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Institutional share annual operating expenses totaled 1.40%/1.15% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Institutional share expenses to 1.15% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table does not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, sustainable Investing, portfolio management, information, market, mid- to large-cap companies, and small-cap companies risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations, and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI World IMI Net Total Return USD Index (MSCI World IMI NR) is a market capitalization weighted index representing the performance of large-mid- and small-capitalization companies in developed markets. MSCI World IMI NR returns reflect the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. See the prospectus for more information. You cannot invest directly in an index.

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023

SECURITY	SHARES	VALUE

Long Term Investments – 97.8%
Common Stocks – 97.8%
Communication Services – 2.1%
New York Times Co. (The), Class A	17,434	$710,610

		710,610

Consumer Discretionary – 10.8%
Basic-Fit NV (a)	15,610	528,366
Levi Strauss & Co., Class A	68,853	1,037,615
Panasonic Holdings Corp.	64,904	802,178
Tesla, Inc. (a)	4,548	1,216,271

		3,584,430

Consumer Staples – 1.7%
Haleon PLC	128,894	557,792

		557,792

Financials – 13.1%
Amalgamated Financial Corp.	12,493	249,360
Federal Agricultural Mortgage Corp., Class C	4,515	725,786
Legal & General Group PLC	158,742	476,952
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,937	1,108,689
Remitly Global, Inc. (a)	17,371	334,913
Resona Holdings, Inc.	165,562	902,507
Storebrand ASA	63,594	556,895

		4,355,102

Health Care – 14.6%
Cochlear, Ltd.	3,648	588,740
DexCom, Inc. (a)	2,504	311,898
GSK PLC	57,473	1,025,717
Halozyme Therapeutics, Inc. (a)	22,068	948,041
Hologic, Inc. (a)	10,045	797,774
Inspire Medical Systems, Inc. (a)	1,232	354,582
Organon & Co.	23,766	522,377
Seagen, Inc. (a)	1,545	296,300

		4,845,429

Industrials – 24.2%
Acuity Brands, Inc.	3,008	497,042
Ameresco, Inc., Class A (a)	11,361	661,324
Arcadis NV	12,342	542,598
Array Technologies, Inc. (a)	16,864	321,259
Comfort Systems USA, Inc.	1,953	339,763
Deere & Co.	1,940	833,424
Kurita Water Industries, Ltd.	15,021	604,859
Nexans SA	7,403	659,063
Odakyu Electric Railway Co., Ltd.	35,100	513,494
Schneider Electric SE	4,898	876,090
SKF AB, Class B	16,134	307,945

DOMINI SUSTAINABLE SOLUTIONS FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

SECURITY	SHARES	VALUE

Industrials (Continued)

Wolters Kluwer NV	9,038	$1,138,104
Xylem, Inc.	6,653	750,126

		8,045,091

Information Technology – 27.1%
ASML Holding NV	1,858	1,331,090
Autodesk, Inc. (a)	5,237	1,110,192
Crowdstrike Holdings, Inc., Class A (a)	4,738	765,945
Enphase Energy, Inc. (a)	5,906	896,708
Flex, Ltd. (a)	11,615	317,786
International Business Machines Corp.	6,118	882,093
Juniper Networks, Inc.	12,635	351,253
Monday.com, Ltd. (a)	1,779	321,607
Palo Alto Networks, Inc. (a)	5,809	1,452,018
STMicroelectronics NV	19,349	1,038,241
Zoom Video Communications, Inc., Class A (a)	7,706	565,235

		9,032,168

Real Estate – 4.2%
Alexandria Real Estate Equities, Inc.	8,086	1,016,248
American Tower Corp.	2,018	384,046

		1,400,294

Total Investments – 97.8% (Cost $27,637,758) (b)		32,530,916

Other Assets, less liabilities – 2.2%		715,131

Net Assets – 100.0%		$ 33,246,047

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $27,790,591. The aggregate gross unrealized appreciation is $5,676,774 and the aggregate gross unrealized depreciation is $936,449, resulting in net unrealized appreciation of $4,740,325.

Security Description	% Net Assets	Security Description	% Net Assets

United States	64.5%	Australia	1.8%

Netherlands	10.6%	Norway	1.7%

Japan	8.5%	United Kingdom	1.4%

Germany	3.3%	Sweden	0.9%

Singapore	3.1%	Other Assets, less liabilities	2.2%

France	2.0%	Total	100.0%

DOMINI IMPACT INTERNATIONAL EQUITY FUND

Performance Commentary (Unaudited)

The Fund invests primarily in mid- to large-cap equities across Europe, the Asia-Pacific region, and throughout the rest of the world. It is managed through a two-step process designed to capitalize on the strengths of Domini Impact Investments and Wellington Management Company, the Fund’s Subadviser.

Domini creates an approved list of companies based on its environmental and social analysis, and Wellington Management seeks to add value and manage risk through a systematic and disciplined portfolio construction process. Wellington Management is unaffiliated with the Domini Funds, other than with respect to the provision of submanagement services.

Portfolio Performance:

The Domini Impact International Equity Fund Investor shares returned 13.17% for the twelve-month period ended July 31, 2023, underperforming the MSCI EAFE Net Total Return USD Index (the “benchmark”)* return of 16.80%.

Following steep declines early in 2022, global equity markets generated positive returns over the trailing year. As investors acclimated to the reality of war in Ukraine, sticky inflation, and higher-for-longer interest rates, market volatility declined. Economic and labor market resilience lifted hopes that a severe recession could be avoided and helped to bolster investor sentiment during the first half of 2023. Equity market gains were not evenly distributed, however, as investors largely remained cautious amid persistent central bank hawkishness and concerns over slowing growth. Early in the period, value stocks significantly outperformed their growth counterparts, with cyclical deep value sectors like energy and materials leading. While growth stocks rallied later in the period, returns were dominated by large-capitalization stocks, while mid- and small-cap stocks significantly underperformed.

The philosophy of Wellington Management’s Quantitative Investment Group relies on systematically exploiting sources of excess returns, stemming from common behavioral, market structure, and inefficiencies in the market and the belief that certain factors are strongly associated with stock outperformance.

During the trailing twelve-month period, however, security selection was the primary driver of the Fund’s underperformance relative to the benchmark.

Typically, the Fund’s sector exposures do not deviate significantly from the benchmark and are intentionally constrained in the investment process, as the Fund seeks to derive alpha from stock rather than sector positioning. Over the trailing twelve-month period, however, the Fund’s sector positioning did detract from results relative to the benchmark. An overweight exposure to the Real Estate sector, which was the worst performing sector for the benchmark over the period, had a particularly negative impact. Overweight exposures to Communication Services and Health Care also detracted, as did the Fund’s lack of exposure to the Energy sector. The Fund does not invest in the Energy sector due to Domini’s exclusionary standards on fossil fuels. These impacts were partially offset by a positive impact from the Fund’s underweight to Consumer Staples.

During the period, stock selection also had an overall negative impact on relative results. This was predominantly attributable to selection within Industrials, where the largest detractors included overweight positions in Japanese commercial and professional services companies Nihon M&A Center Holdings (-47.5%) and Recruit Holdings (-5.4%). Selection in Communication Services also had a negative impact, including an overweight position in British telecommunications company Vodafone Group (-28.5%), which was largest individual detractor for the period. Other top detractors included several overweight positions in Japan, including Mitsubishi Estate (-16.4%), Ono Pharmaceutical (-29.8%), and Trend Micro (-16.3%).

These negative selection impacts were largely offset, however, by strong selection within Financials and Consumer Staples. In Financials, top contributors included overweight position in several European banks, including Banco BPM (+108.6%), BNP Paribas (+51.3%), and Banco de Sabadell (+105.9%). In Consumer Staples, the Fund benefitted from not owning Swiss food and beverage company Nestlé, a top benchmark holding that returned just 3.4% for the period. Nestlé is ineligible for investment based on Domini’s qualitative environmental and social evaluation. Other top contributors included overweight positions in Australian technology company WiseTech Global (+66.0%) and Irish materials company CRH (+62.1%).

From a regional perspective, underperformance was driven by negative selection in Japan and the United Kingdom, partially offset by positive selection elsewhere in the developed Asia-Pacific and European regions. A negative allocation impact from an underweight to Europe (excluding the United Kingdom) was offset by a positive impact from an overweight to North America.

From a market capitalization standpoint, underperformance was driven by large overweight exposure to mid-cap stocks ($2 billion to $10 billion) and an underweight exposure to mega-cap stocks (over $50 billion). Although selection within mid-cap stocks was very positive, this impact was largely offset by negative selection in large-cap (over $10 billion) and mega-cap stocks.

In aggregate, Wellington Management’s Quantitative Equity (“QE”) Model factors contributed positively to performance over the period. Positive performance from the QE Model was driven by its Value theme, partially offset by negative performance from its Momentum and Quality themes. Within the Value theme, positive results were driven by pure value factors (i.e., traditional and cyclical value factors such as earnings yield metrics, book multiples, sales-based multiples, etc.) in Japan and Europe. Within the Momentum theme, which seeks to measure stock price momentum and sentiment over multiple time horizons, negative performance from long-term momentum factors more than offset positive performance from short-term factors. Within the Quality theme, negative performance from management behavior factors (i.e., measures of capital deployment and sourcing) in Japan and Asia was partially offset by positive performance from earnings quality factors (i.e., measures of differences between cash flows and accounting accruals) in Europe.

While benchmark-relative performance remained somewhat challenged over the trailing twelve months, we are encouraged by the improvement in both market and Fund returns since early 2022, and we believe more stable market conditions provide strong opportunity for the Fund moving forward. Wellington Management’s multi-factor stock-selection model is most effective when markets are driven by a diverse set of factors and when stock prices and company fundamentals are linked. We believe both Domini’s environmental and social standards and Wellington Management’s systematic stock-selection process will create long-term value for the Fund.

* MSCI EAFE Net Total Return USD Index returns reflect reinvested dividends net of withholding taxes but reflect no deduction for fees, expenses, or other taxes.

The table and bar charts below provide information as of July 31, 2023, about the ten largest holdings of the Domini Impact International Equity Fund and its portfolio holdings by industry sector and country:

TEN LARGEST HOLDINGS (Unaudited)

SECURITY DESCRIPTION	% NET ASSETS	SECURITY DESCRIPTION	% NET ASSETS

Novartis AG	4.2%	GSK PLC	2.1%

ASML Holding NV	3.7%	Fast Retailing Co., Ltd.	2.0%

Novo Nordisk A/S Class B	3.4%	InterContinental Hotels Group PLC	1.7%

Fortescue Metals Group, Ltd.	2.3%	Hermes International	1.7%

BNP Paribas SA	2.2%	WiseTech Global, Ltd.	1.6%

PORTFOLIO HOLDINGS BY INDUSTRY SECTOR (% OF NET ASSETS) (Unaudited)

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

PORTFOLIO HOLDINGS BY COUNTRY (% OF NET ASSETS) (Unaudited)

The holdings mentioned above are described in the Fund’s Portfolio of Investments as of 7/31/2023 included herein. The composition of the Fund’s portfolio is subject to change.

*Other countries include Belgium 0.8%, Finland 0.5%, Israel 0.5%, Norway 0.4%, Hungary 0.3%, China 0.2%, Austria 0.1%, and India 0.1%.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Investor shares	MSCI EAFE NR

1 Year	13.17%	16.80%

5 Year	1.23%	4.55%

10 Year	3.93%	5.20%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI IMPACT INTERNATIONAL EQUITY FUND INVESTOR SHARES (DOMIX) AND MSCI EAFE NR (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Investor share annual operating expenses totaled 1.34% (gross and net).

The table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management, and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations, and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI EAFE Net Total Return USD Index (MSCI EAFE NR) is an unmanaged index of common stocks. MSCI EAFE NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. It is not available for direct investment.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Class A shares (with 4.75% maximum Sales Charge)	Class A shares (without Sales Charge)	MSCI EAFE NR

1 Year	7.80%	13.17%	16.80%

5 Year	0.22%	1.20%	4.55%

10 Year	3.40%	3.90%	5.20%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI IMPACT INTERNATIONAL EQUITY FUND CLASS A SHARES (DOMAX) (WITH 4.75% MAXIMUM SALES CHARGE) AND MSCI EAFE NR (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Class A share annual operating expenses totaled 1.37% (gross and net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class A share expenses to 1.40% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management, and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations, and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI EAFE Net Total Return USD Index (MSCI EAFE NR) is an unmanaged index of common stocks. MSCI EAFE NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. It is not available for direct investment.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (UNAUDITED)	Institutional shares	MSCI EAFE NR

1 Year	13.66%	16.80%

5 Year	1.65%	4.55%

10 Year	4.35%	5.20%

COMPARISON OF $500,000 INVESTMENT IN THE DOMINI IMPACT INTERNATIONAL EQUITY FUND INSTITUTIONAL SHARES (DOMOX) AND MSCI EAFE NR (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Institutional share annual operating expenses totaled 0.89% (gross and net).

The table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management, and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations, and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI EAFE Net Total Return USD Index (MSCI EAFE NR) is an unmanaged index of common stocks. MSCI EAFE NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. It is not available for direct investment.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (UNAUDITED)	Class Y shares	MSCI EAFE NR

1 Year	13.67%	16.80%

5 Year	1.58%	4.55%

10 Year	3.93%[1]	5.20%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI IMPACT INTERNATIONAL EQUITY FUND CLASS Y SHARES (DOMYX) AND MSCI EAFE NR (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s Class Y share annual operating expenses totaled 0.95% (gross and net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class Y share expenses to 1.12% through November 30, 2023, absent an earlier modification approved by the Funds’ Board of Trustees.

The table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, foreign investing and emerging markets, geographic focus, country, currency, impact investing, portfolio management, and quantitative investment approach risks. Investing internationally involves special risks, such as currency fluctuations, social and economic instability, differing securities regulations, and accounting standards, limited public information, possible changes in taxation, and periods of illiquidity. You may lose money.

The MSCI EAFE Net Total Return USD Index (MSCI EAFE NR) is an unmanaged index of common stocks. MSCI EAFE NR includes the reinvestment of dividends net of withholding tax, but does not reflect other fees, expenses, or taxes. It is not available for direct investment.

1 Class Y Shares were not offered prior to July 23, 2018. All performance information for time periods beginning prior to July 23, 2018, is the performance of the Investor Shares. This performance has not been adjusted to reflect the lower expenses of the Class Y Shares.

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Long Term Investments – 98.0%
Common Stocks – 98.0%
Australia – 7.4%
Bendigo & Adelaide Bank, Ltd.	Banks	326,657	$2,063,625
BlueScope Steel, Ltd.	Materials	600,726	8,887,289
Fortescue Metals Group, Ltd.	Materials	1,303,939	19,230,204
Goodman Group	Equity Real Estate Investment Trusts (REITs)	543,800	7,543,273
Mirvac Group	Equity Real Estate Investment Trusts (REITs)	6,693	10,584
Pro Medicus, Ltd.	Health Care Equipment & Services	74,702	3,470,756
QBE Insurance Group, Ltd.	Insurance	447,100	4,762,010
Suncorp Group, Ltd.	Insurance	245,000	2,355,110
WiseTech Global, Ltd.	Software & Services	236,266	13,687,804

			62,010,655

Austria – 0.1%
ams-OSRAM AG (a)	Semiconductors & Semiconductor Equipment	120,612	1,074,006

			1,074,006

Belgium – 0.8%
Ageas SA	Insurance	79,000	3,353,604
Solvay SA	Materials	29,000	3,492,510

			6,846,114

Brazil – 1.6%
Banco do Brasil SA	Banks	351,600	3,561,788
BB Seguridade Participacoes SA	Insurance	630,800	4,126,611
Porto Seguro SA	Insurance	324,700	1,954,186
Raia Drogasil SA	Consumer Staples Distribution & Retail	2,475	15,073
StoneCo, Ltd., Class A (a)	Financial Services	270,650	3,921,718

			13,579,376

China – 0.2%
Yangzijiang Shipbuilding Holdings, Ltd.	Capital Goods	1,805,600	2,094,792

			2,094,792

Denmark – 5.3%
DSV A/S	Transportation	14,400	2,889,733
Genmab A/S (a)	Pharmaceuticals, Biotechnology & Life Sciences	25,031	10,345,397
ISS A/S	Commercial & Professional Services	90,478	1,833,114
Novo Nordisk A/S, Class B	Pharmaceuticals, Biotechnology & Life Sciences	176,042	28,463,173

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Denmark (Continued)
Orsted A/S	Utilities	8,900	$776,547
Vestas Wind Systems A/S (a)	Capital Goods	290	7,777

			44,315,741

Finland – 0.5%
Metso Oyj	Capital Goods	176,005	2,005,681
Nokia Oyj	Technology Hardware & Equipment	624,414	2,461,343

			4,467,024

France – 8.5%
Air France-KLM (a)	Transportation	1,396,000	2,417,402
BNP Paribas SA	Banks	280,959	18,580,026
Capgemini SE	Software & Services	2,900	526,992
Carrefour SA	Consumer Staples Distribution & Retail	381	7,638
Credit Agricole SA	Banks	743,000	9,250,213
Eiffage SA	Capital Goods	45,645	4,761,966
Gecina SA	Equity Real Estate Investment Trusts (REITs)	33,200	3,599,292
Hermes International	Consumer Durables & Apparel	6,400	14,204,188
Kering SA	Consumer Durables & Apparel	18	10,364
Legrand SA	Capital Goods	40,200	4,041,419
Rexel SA	Capital Goods	187,594	4,537,744
Unibail-Rodamco-Westfield (a)	Equity Real Estate Investment Trusts (REITs)	170,515	9,688,669

			71,625,913

Germany – 5.1%
adidas AG	Consumer Durables & Apparel	33	6,681
Deutsche Lufthansa AG (a)	Transportation	410,300	4,149,872
Deutsche Telekom AG	Telecommunication Services	477	10,428
GEA Group AG	Capital Goods	101,650	4,326,178
HUGO BOSS AG	Consumer Durables & Apparel	140,649	11,388,707
Infineon Technologies AG	Semiconductors & Semiconductor Equipment	168,822	7,437,848
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	Insurance	11,400	4,303,388
Scout24 SE	Media & Entertainment	56,440	3,741,354
Siemens AG	Capital Goods	6,000	1,025,490
TeamViewer SE (a)	Software & Services	168,500	2,872,216
Telefonica Deutschland Holding AG	Telecommunication Services	1,531,435	4,137,714

			43,399,876

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Hong Kong – 1.1%
Swire Pacific, Ltd., Class A	Real Estate Management & Development	875,600	$7,319,535
Swire Properties, Ltd.	Real Estate Management & Development	816,200	2,048,163

			9,367,698

Hungary – 0.3%
Richter Gedeon Nyrt	Pharmaceuticals, Biotechnology & Life Sciences	100,312	2,537,284

			2,537,284

India – 0.1%
Dr Reddy’s Laboratories, Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	6,550	450,273

			450,273

Ireland – 2.9%
AerCap Holdings NV (a)	Capital Goods	101,704	6,489,732
Bank of Ireland Group PLC	Banks	528,638	5,593,029
CRH PLC	Materials	200,213	11,959,960

			24,042,721

Israel – 0.5%
Wix.com, Ltd. (a)	Software & Services	41,876	3,949,744

			3,949,744

Italy – 3.4%
Amplifon SpA	Health Care Equipment & Services	66,900	2,269,645
Banco BPM SpA	Banks	1,592,107	7,989,079
Intesa Sanpaolo SpA	Banks	404,352	1,172,495
Mediobanca Banca di Credito Finanziario SpA	Banks	107,500	1,436,583
Prysmian SpA	Capital Goods	240,300	9,608,578
Terna – Rete Elettrica Nazionale	Utilities	168,500	1,427,606
Unipol Gruppo SpA	Insurance	797,045	4,450,010

			28,353,996

Japan – 21.3%
Aisin Corp.	Automobiles & Components	226,300	7,363,215
Brother Industries, Ltd.	Technology Hardware & Equipment	500	7,804
Central Japan Railway Co.	Transportation	80	10,208
Coca-Cola Bottlers Japan Holdings, Inc.	Food, Beverage & Tobacco	152,700	1,760,826
Dai Nippon Printing Co., Ltd.	Commercial & Professional Services	400	11,385
Eisai Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	150	9,476

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Japan (Continued)
Fast Retailing Co., Ltd.	Consumer Discretionary Distribution & Retail	66,300	$16,630,620
Hachijuni Bank, Ltd. (The)	Banks	401,822	2,072,939
Hoya Corp.	Health Care Equipment & Services	113,169	13,196,746
Japan Metropolitan Fund Invest	Equity Real Estate Investment Trusts (REITs)	711	488,308
Kao Corp.	Household & Personal Products	23,500	893,965
MatsukiyoCocokara & Co.	Consumer Staples Distribution & Retail	186,700	10,940,211
Mitsubishi Estate Co., Ltd.	Real Estate Management & Development	520	6,381
Mitsui Fudosan Co., Ltd.	Real Estate Management & Development	400	8,229
MS&AD Insurance Group Holdings, Inc.	Insurance	300,810	11,202,689
Nintendo Co., Ltd.	Media & Entertainment	185,070	8,382,493
Nippon Express Holdings, Inc.	Transportation	49,700	2,917,765
Nissan Motor Co., Ltd.	Automobiles & Components	291,200	1,284,449
Nitto Denko Corp.	Materials	85,600	6,095,026
Nomura Holdings, Inc.	Financial Services	350,000	1,449,825
Nomura Real Estate Holdings, Inc.	Real Estate Management & Development	430	10,679
NTN Corp.	Capital Goods	5,300	11,924
ORIX Corp.	Financial Services	555,630	10,702,304
Otsuka Holdings Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	21,700	798,889
Panasonic Holdings Corp.	Consumer Durables & Apparel	742,700	9,179,366
Persol Holdings Co., Ltd.	Commercial & Professional Services	167,000	3,307,666
Pola Orbis Holdings, Inc.	Household & Personal Products	130,900	1,922,320
Recruit Holdings Co., Ltd.	Commercial & Professional Services	352,600	12,228,431
Renesas Electronics Corp. (a)	Semiconductors & Semiconductor Equipment	287,000	5,544,538
Shionogi & Co., Ltd.	Pharmaceuticals, Biotechnology & Life Sciences	225,000	9,441,584
Shiseido Co., Ltd.	Household & Personal Products	209,200	9,184,122
Sompo Holdings, Inc.	Insurance	80,400	3,559,172
Sony Group Corp.	Consumer Durables & Apparel	28,470	2,670,150
Sumitomo Realty & Development Co., Ltd.	Real Estate Management & Development	136,700	3,668,250
Sundrug Co., Ltd.	Consumer Staples Distribution & Retail	265	7,833
Toho Gas Co., Ltd.	Utilities	51,100	958,680
TOPPAN, Inc.	Commercial & Professional Services	223,140	5,259,224
Toyo Seikan Group Holdings, Ltd.	Materials	600	9,766
Trend Micro, Inc.	Software & Services	249,400	11,798,428
USS Co., Ltd.	Consumer Discretionary Distribution & Retail	137,900	2,394,311
Yamazaki Baking Co., Ltd.	Food, Beverage & Tobacco	152,500	2,197,540

			179,587,737

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Mexico – 1.3%
Arca Continental SAB de CV	Food, Beverage & Tobacco	411,900	$4,143,291
Grupo Aeroportuario del Sureste SAB de CV ADR	Transportation	14,357	4,062,887
Grupo Bimbo SAB de CV Series A	Food, Beverage & Tobacco	556,900	2,901,782

			11,107,960

Netherlands – 6.6%
ASML Holding NV	Semiconductors & Semiconductor Equipment	43,344	31,132,076
BE Semiconductor Industries NV	Semiconductors & Semiconductor Equipment	62,000	7,423,248
ING Groep NV	Banks	323,900	4,740,974
Koninklijke Ahold Delhaize NV	Consumer Staples Distribution & Retail	351,557	12,151,299

			55,447,597

Norway – 0.4%
Norsk Hydro ASA	Materials	561,496	3,684,215
Orkla ASA	Food, Beverage & Tobacco	1,040	8,222

			3,692,437

Singapore – 1.2%
Singapore Airlines, Ltd.	Transportation	806,000	4,572,714
United Overseas Bank, Ltd.	Banks	245,000	5,565,615

			10,138,329

South Korea – 1.1%
DB Insurance Co., Ltd.	Insurance	45,200	2,672,692
HMM Co., Ltd.	Transportation	149,000	2,045,174
HYBE Co., Ltd. (a)	Media & Entertainment	8,100	1,668,093
LG Uplus Corp.	Telecommunication Services	154,300	1,211,093
Woori Financial Group, Inc.	Banks	181,700	1,660,587

			9,257,639

Spain – 2.8%
Banco Bilbao Vizcaya Argentaria SA	Banks	1,321,024	10,499,977
Banco de Sabadell SA	Banks	2,385,115	2,947,505
Banco Santander SA	Banks	2,168	8,810
CaixaBank SA	Banks	1,662,092	6,742,146
Merlin Properties Socimi SA	Equity Real Estate Investment Trusts (REITs)	216,500	2,023,154
Redeia Corp. SA	Utilities	84,100	1,410,530

			23,632,122

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
Sweden – 2.9%
Elekta AB, B Shares	Health Care Equipment & Services	95,700	$776,682
Essity AB, Class B	Household & Personal Products	318	7,899
H & M Hennes & Mauritz AB, Class B	Consumer Discretionary Distribution & Retail	510,683	8,605,019
Lifco AB, B Shares	Capital Goods	49,100	991,727
Nibe Industrier AB, Class B	Capital Goods	113,579	1,024,933
Skandinaviska Enskilda Banken AB, Class A	Banks	511,400	6,210,459
SSAB AB, B Shares	Materials	568,600	3,484,926
Swedish Orphan Biovitrum AB (a)	Pharmaceuticals, Biotechnology & Life Sciences	156,425	3,067,225

			24,168,870

Switzerland – 6.5%
Baloise Holding AG	Insurance	32,468	5,055,831
Georg Fischer AG	Capital Goods	53,700	3,689,508
Logitech International SA	Technology Hardware & Equipment	14,000	995,723
Novartis AG	Pharmaceuticals, Biotechnology & Life Sciences	336,553	35,447,506
PSP Swiss Property AG	Real Estate Management & Development	11,000	1,304,016
Swatch Group AG	Consumer Durables & Apparel	21,750	7,002,636
Swiss Prime Site AG	Real Estate Management & Development	15,600	1,519,286

			55,014,506

Taiwan – 1.3%
Cathay Financial Holding Co., Ltd. (a)	Insurance	511,500	745,549
China Development Financial Holding Corp. (a)	Insurance	1,060,600	424,055
eMemory Technology, Inc.	Semiconductors & Semiconductor Equipment	13,000	770,359
Eva Airways Corp.	Transportation	2,283,900	2,677,974
Evergreen Marine Corp. Taiwan, Ltd	Transportation	1,120,000	3,714,169
Wiwynn Corp.	Technology Hardware & Equipment	34,800	1,976,261
Yang Ming Marine Transport Corp.	Transportation	592,000	878,176

			11,186,543

Thailand – 1.4%
Bumrungrad Hospital PCL	Health Care Equipment & Services	540,800	3,406,475
Central Pattana PCL	Real Estate Management & Development	1,543,500	3,066,370
Gulf Energy Development PCL	Utilities	725,000	1,053,756
TMBThanachart Bank PCL	Banks	86,075,100	4,325,287

			11,851,888

DOMINI IMPACT INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

COUNTRY/SECURITY	INDUSTRY	SHARES	VALUE
United Kingdom – 10.8%
3i Group PLC	Financial Services	308,591	$7,849,448
Abrdn PLC	Financial Services	752,900	2,246,369
Ashtead Group PLC	Capital Goods	43,600	3,233,990
AstraZeneca PLC	Pharmaceuticals, Biotechnology & Life Sciences	2,900	417,733
B&M European Value Retail SA	Consumer Discretionary Distribution & Retail	186,700	1,329,524
Burberry Group PLC	Consumer Durables & Apparel	353,010	10,102,671
CNH Industrial NV	Capital Goods	575,800	8,339,335
InterContinental Hotels Group PLC	Consumer Services	194,292	14,396,509
J Sainsbury PLC	Consumer Staples Distribution & Retail	2,158,560	7,705,285
Marks & Spencer Group PLC (a)	Consumer Staples Distribution & Retail	2,265,868	6,017,507
Rightmove PLC	Media & Entertainment	767,902	5,640,880
Smiths Group PLC	Capital Goods	438,660	9,591,625
Travis Perkins PLC	Capital Goods	167,962	1,883,512
Unilever PLC	Household & Personal Products	237	12,767
Vodafone Group PLC	Telecommunication Services	13,156,771	12,547,696

			91,314,851

United States – 2.6%
GSK PLC	Pharmaceuticals, Biotechnology & Life Sciences	974,027	17,383,398
Samsonite International SA (a)	Consumer Durables & Apparel	1,523,600	4,540,661

			21,924,059

Total Investments – 98.0% (Cost $711,449,918) (b)			826,439,751

Other Assets, less liabilities – 2.0%			16,532,768

Net Assets – 100.0%			$842,972,519

(a) Non-income producing security.

(b) The aggregate cost for federal income tax purposes is $717,731,715. The aggregate gross unrealized appreciation is $123,824,663 and the aggregate gross unrealized depreciation is $15,116,627, resulting in net unrealized appreciation of $108,708,036.

As of the date of this report, certain foreign securities were fair valued by an independent pricing service under the direction of the Board of Trustees or its delegates in accordance with the Trust’s Valuation and Pricing Policies and Procedures.

Abbreviations

ADR — American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

Performance Commentary (Unaudited)

The Fund invests primarily in investment-grade fixed-income securities, including government, corporate, mortgage- and asset-backed securities, and U.S. dollar-denominated bonds issued by non-U.S. entities. It is managed through a two-step process designed to capitalize on the strengths of Domini Impact Investments and Wellington Management Company, the Fund’s Subadviser.

Domini sets environmental and social guidelines and objectives for each asset class and develops an approved list of issuers and securities, and Wellington Management utilizes proprietary analytical tools to manage the portfolio. Wellington Management is unaffiliated with the Domini Funds, other than with respect to the provision of submanagement services.

Portfolio Performance:

The Domini Impact Bond Fund Investor shares returned -3.56% for the twelve-month period ended July 31, 2023, underperforming the Bloomberg U.S. Aggregate Bond Index (the “benchmark”)* return of -3.37% on a net-of-fee basis.

U.S. fixed-income sectors generated mixed returns during the period. Global sovereign yields rose as most major central banks maintained hawkish policies to counter persistent inflation. By the end of the period, U.S. lawmakers struck a last-minute deal to raise the debt ceiling and avert a default, boosting market sentiment. Despite concerns about tighter lending standards following turmoil in the banking sector, credit sectors outperformed duration-equivalent government bonds as credit spreads narrowed. Securitized sectors underperformed amid forced sales of banks’ agency mortgage holdings and the impact of regional bank stress on the commercial real estate market; securitized sector performance rebounded partially by the end of the period as markets absorbed the Federal Deposit Insurance Corporation (FDIC) asset sales of mortgage-backed securities (MBS).

Throughout the period, the Fund maintained an overweight to high-yield credit, U.S. bank loans, taxable municipals, and securitized sectors. The Fund’s out-of-benchmark allocations to higher-yielding credit and bank loans contributed positively to performance. Within investment-grade (IG) corporates, the Fund maintained its largest underweight to Industrials, which had a negative impact on relative performance over the period. Underweight positioning within Financials and Utilities also detracted from results. An overweight to taxable municipals contributed positively to relative results as spreads moved tighter over the period. The Fund’s modest allocation to emerging market corporate debt contributed positively to performance amid spread tightening.

The Fund’s positioning within securitized sectors detracted from relative results, primarily attributable to an overweight allocation and security selection within agency pass-through MBS, which detracted from performance amid elevated interest-rate volatility and weaker technicals. Allocations to asset-backed securities (ABS) and non-agency residential mortgage-backed securities (RMBS) modestly contributed to performance, while an allocation to commercial mortgage-backed securities (CMBS) had a muted impact.

Within U.S. government bonds, the Fund’s overweight allocation to agency securities contributed positively. The Fund does not invest in U.S. Treasury securities in accordance with Domini’s Impact Investment Standards, as it seeks to avoid financing the government’s nuclear weapons arsenal.

During the period, the Fund used derivatives to help implement the overall investment strategy. This included credit default swap indices, interest rate swaps, inflation index swaps, futures, and currency forwards. The Fund’s positioning in below-investment-grade credit default swaps (used to manage risk exposures) contributed to relative performance. The Fund was positioned with a longer duration posture relative to the benchmark for most of the period. In aggregate, duration and yield-curve positioning had a positive impact on relative results.

At the end of the period, the Fund had a long duration bias relative to the benchmark while maintaining a close-to-neutral risk posture. The Fund was positioned with underweights to government bonds and IG corporate bonds in favor of taxable municipal issuers with solid fundamentals, as well as high-quality securitized sectors, including CMBS and U.S. government agency MBS, with a focus on relative value opportunities and cash flow stability. The Fund maintained its out-of-benchmark allocation to high-yield credit, favoring higher-quality issuers, and maintained a modest allocation to bank loans offering diversification benefits. The Fund maintained select exposure to emerging market corporate debt issuers with prudent balance sheet management in select sectors.

* Bloomberg U.S. Aggregate Bond Index reflects no deduction for fees, expenses, or taxes.

The bar chart below provides information as of July 31, 2023, about the percentage of the Domini Impact Bond Fund’s portfolio holdings invested in various types of debt obligations:

PORTFOLIO COMPOSITION (% OF NET ASSETS) (Unaudited)

During periods of rising interest rates, the Fund can lose value. Some of the Fund’s community development investments may be unrated and may carry greater credit risks than the Fund’s other holdings. The Fund currently holds a large percentage of its portfolio in mortgage-backed securities. During periods of rising interest rates, the Fund can lose value.

Investments in derivatives can be volatile. Potential risks include currency risk, leverage risk (the risk that small market movements may result in large changes in the value of an investment), liquidity risk, index risk, pricing risk, and counterparty risk (the risk that the counterparty may be unwilling or unable to honor its obligations).

The reduction or withdrawal of historical financial market support activities by the U.S. Government and Federal Reserve, or other governments/central banks could negatively impact financial markets generally, and increase market, liquidity and interest rate risks which could adversely affect the Fund’s returns.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”) and is licensed for use by Domini Impact Investments. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification nor shall any such party have any liability therefrom.

DOMINI IMPACT BOND FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Investor shares	BUSA

1 Year	-3.56%	-3.37%

5 Year	0.87%	0.75%

10 Year	1.33%	1.49%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI IMPACT BOND FUND INVESTOR SHARES (DSBFX) AND BUSA (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-582-6757 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s annual operating expenses totaled 1.08%/ 0.87% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Investor share expenses to 0.87% through November 30, 2023, absent an earlier modification approved by the Fund’s Board of Trustees.

The table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, style, information, market, interest rate and credit risks. You may lose money.

TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The Bloomberg U.S. Aggregate Index (BUSA) is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. You cannot invest directly in an index.

DOMINI IMPACT BOND FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Institutional shares	BUSA

1 Year	-3.22%	-3.37%

5 Year	1.16%	0.75%

10 Year	1.60%	1.49%

COMPARISON OF $500,000 INVESTMENT IN THE DOMINI IMPACT BOND FUND INSTITUTIONAL SHARES (DSBIX) AND BUSA (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s annual operating expenses totaled 0.72% /0.57% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Institutional share expenses to 0.57% through November 30, 2023, absent an earlier modification approved by the Fund’s Board of Trustees.

The table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, style, information, market, interest rate and credit risks. You may lose money.

TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The Bloomberg U.S. Aggregate Index (BUSA) is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. You cannot invest directly in an index.

DOMINI IMPACT BOND FUND

AVERAGE ANNUAL TOTAL RETURNS As of 7/31/2023 (Unaudited)	Class Y shares	BUSA

1 Year	-3.35%	-3.37%

5 Year	0.87%[1]	0.75%

10 Year	1.33%[1]	1.49%

COMPARISON OF $10,000 INVESTMENT IN THE DOMINI IMPACT BOND FUND CLASS Y SHARES (DSBYX) AND BUSA (Unaudited)

Past performance is no guarantee of future results. The Fund’s returns quoted above represent past performance after all expenses. The returns reflect any applicable expense waivers in effect during the periods shown. Without such waivers, Fund performance would be lower. Investment return, principal value, and yield will fluctuate. Your shares, when redeemed, may be worth more or less than their original cost. Call 1-800-762-6814 or visit www.domini.com for performance information current to the most recent month-end, which may be lower or higher than the performance data quoted. A 2.00% redemption fee applied on sales or exchanges of shares made less than 30 days after the settlement of purchase or acquisition through exchange, with certain exceptions. The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021. Quoted performance data does not reflect the deduction of this fee, which would reduce the performance quoted. See the prospectus for further information.

Per the prospectus dated November 30, 2022, the Fund’s annual operating expenses totaled 0.96% /0.65% (gross/net). The Fund’s adviser has contractually agreed to waive certain fees and/or reimburse certain ordinary operating expenses in order to limit Class Y share expenses to 0.65% through November 30, 2023, absent an earlier modification approved by the Fund’s Board of Trustees.

The table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return is based on the Fund’s net asset values and assumes all dividends and capital gains were reinvested.

An investment in the Fund is not a bank deposit and is not insured. The Fund is subject to certain risks, including loss of principal, impact investing, portfolio management, style, information, market, interest rate and credit risks. You may lose money.

TBA (To Be Announced) securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation, which can adversely affect the Fund’s returns.

The reduction or withdrawal of historical financial market support activities by the U.S. Government and Federal Reserve, or other governments/central banks could negatively impact financial markets generally, and increase market, liquidity, and interest rate risks which could adversely affect the Fund’s returns.

The Bloomberg U.S. Aggregate Index (BUSA) is an index representing securities that are U.S. domestic, taxable, and dollar denominated and covering the U.S. investment grade fixed rate bond market, with index components for government and corporate securities and asset-backed securities. You cannot invest directly in an index.

1 Class Y shares were not offered prior to June 1, 2021. All performance information for time periods beginning prior to June 1, 2021, is the performance of the Investor shares. This performance has not been adjusted to reflect the lower expenses of the Class Y shares.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2023

Security	Principal Amount*	Value
Long Term Investments – 108.3%
Mortgage Backed Securities – 46.3%
Agency Collateralized Mortgage Obligations – 7.6%
CHNGE Mortgage Trust
Series 2022-2, Class A1, 3.757%, 3/25/67 (a)(b)	$583,626	$542,961
Series 2022-4, Class A1, 6.000%, 10/25/57 (a)(c)	507,510	494,737
Series 2023-1, Class A1, 7.065%, 3/25/58 (a)(c)	482,949	477,668
Series 2023-2, Class A1, 6.525%, 6/25/58 (a)(b)	537,475	533,150
Federal Home Loan Mortgage Corp.
Series 3768, Class CB, 3.500%, 12/15/25	44,525	43,432
Series 3800, Class CB, 3.500%, 2/15/26	76,149	74,593
Series 3806, Class L, 3.500%, 2/15/26	286,846	280,161
Series 3877, Class LM, 3.500%, 6/15/26	171,249	167,112
Series 4961, Class JB, 2.500%, 12/15/42	179,425	159,682
Federal National Mortgage Association
Series 2012-120, Class ZB, 3.500%, 11/25/42	451,364	410,421
Series 2012-17, Class BC, 3.500%, 3/25/27	254,938	247,143
Series 2017-105, Class ZE, 3.000%, 1/25/48	948,203	736,081
Series 2020-1, Class AC, 3.500%, 8/25/58	227,628	211,268
Series 2020-1, Class L, 2.500%, 2/25/50	1,246,009	823,977
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C07, Class 2M2, 9.533%, (1 Month USD-SOFR + 4.464%), 5/25/29 (b)	79,920	83,953
Series 2017-C01, Class 1M2, 8.733%, (1 Month USD-SOFR + 3.664%), 7/25/29 (b)	47,585	49,282
Freddie Mac Multiclass Certificates
Series 2021-ML12, Class X, 1.224%, 7/25/41 (b)(f)	1,187,057	116,771
Series 2021-P011, Class X1, 1.785%, 9/25/45 (b)(f)	2,212,094	268,163
Freddie Mac Multifamily Structured Pass Through Certificates
Series K103, Class X1, 0.639%, 11/25/29 (b)(f)	8,894,179	290,768
Series K111, Class X1, 1.571%, 5/25/30 (b)(f)	1,445,469	119,803
Series K112, Class X1, 1.434%, 5/25/30 (b)(f)	1,497,916	114,650
Series K113, Class X1, 1.380%, 6/25/30 (b)(f)	2,535,536	185,032
Series K114, Class X1, 1.116%, 6/25/30 (b)(f)	2,342,201	142,248
Series K119, Class X1, 0.930%, 9/25/30 (b)(f)	4,950,979	253,054
Series K121, Class X1, 1.023%, 10/25/30 (b)(f)	656,747	36,666
Series K122, Class X1, 0.880%, 11/25/30 (b)(f)	362,799	17,765
Series K124, Class X1, 0.719%, 12/25/30 (b)(f)	1,463,698	60,565
Series K740, Class X1, 0.746%, 9/25/27 (b)(f)	1,281,764	32,973
Series KG03, Class X1, 1.378%, 6/25/30 (b)(f)	3,191,147	223,074
Series KG04, Class X1, 0.850%, 11/25/30 (b)(f)	2,414,682	113,286
Series KG05, Class X1, 0.312%, 1/25/31 (b)(f)	2,465,000	46,928
Series KG06, Class X1, 0.532%, 10/25/31 (b)(f)	2,296,896	77,551
Series KSG1, Class X1, 1.152%, 9/25/30 (b)(f)	4,048,397	248,870
Series Q014, Class X, 2.789%, 10/25/55 (b)(f)	2,080,682	371,144
FREMF Mortgage Trust
Series 2017-K64, Class B, 3.997%, 5/25/50 (a)(b)	70,000	65,602
Series 2017-K65, Class B, 4.078%, 7/25/50 (a)(b)	155,000	145,416

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Agency Collateralized Mortgage Obligations (Continued)
Series 2017-K66, Class B, 4.038%, 7/25/27 (a)(b)	$136,000	$127,287
Series 2017-K67, Class B, 3.946%, 9/25/49 (a)(b)	85,000	79,151
Series 2017-K67, Class C, 3.946%, 9/25/49 (a)(b)	100,000	92,458
Series 2017-K68, Class B, 3.842%, 10/25/49 (a)(b)	90,000	83,490
Series 2017-K69, Class C, 3.727%, 10/25/49 (a)(b)	40,000	36,641
Series 2017-K71, Class B, 3.752%, 11/25/50 (a)(b)	220,000	202,475
Series 2017-K71, Class C, 3.752%, 11/25/50 (a)(b)	65,000	59,485
Series 2017-K725, Class B, 3.904%, 2/25/50 (a)(b)	100,000	98,296
Series 2017-K726, Class B, 4.009%, 7/25/49 (a)(b)	175,000	171,453
Series 2017-K729, Class B, 3.673%, 11/25/49 (a)(b)	250,000	241,145
Series 2017-K729, Class C, 3.673%, 11/25/49 (a)(b)	90,000	86,430
Series 2018-K154, Class B, 4.024%, 11/25/32 (a)(b)	67,000	57,368
Series 2018-K77, Class B, 4.161%, 5/25/51 (a)(b)	1,070,000	998,254
Series 2018-K85, Class C, 4.320%, 12/25/50 (a)(b)	550,000	509,327
Series 2018-KW07, Class B, 4.084%, 10/25/31 (a)(b)	461,000	383,025
Series 2019-K100, Class C, 3.495%, 11/25/52 (a)(b)	700,000	611,715
Series 2019-K103, Class B, 3.455%, 12/25/51 (a)(b)	525,000	462,703
Series 2019-K736, Class C, 3.760%, 7/25/26 (a)(b)	400,000	373,831
Series 2019-K95, Class B, 3.921%, 8/25/52 (a)(b)	500,000	455,016
Series 2019-K95, Class C, 3.921%, 8/25/52 (a)(b)	307,000	275,932
Series 2019-K97 , Class C, 3.767%, 9/25/51 (a)(b)	204,000	181,544
Series 2019-K99, Class B, 3.646%, 10/25/52 (a)(b)	565,000	504,638
Series 2020-K104, Class B, 3.541%, 2/25/52 (a)(b)	520,000	458,298
GCAT Trust, Series 2021-CM2, Class A1, 2.352%, 8/25/66 (a)(b)	320,936	289,993
Government National Mortgage Association
Series 2019-132, Class NZ, 3.500%, 10/20/49	367,696	260,544
Series 2021-66, Class PY, 2.000%, 3/20/50	1,885,902	1,089,094
Series 2022-136, Class KZ, 4.000%, 8/20/52	600,169	457,060

		16,912,603

Commercial Mortgage-Backed Securities – 7.5%
245 Park Avenue Trust, Series 2017-245P, Class A, 3.508%, 6/5/37 (a)	800,000	715,204
Bank
Series 2017-BNK8, Class ASB, 3.314%, 11/15/50	127,567	119,837
Series 2019-BN18, Class XA, 0.889%, 5/15/62 (b)(f)	2,116,028	84,370
Series 2019-BN24, Class XA, 0.637%, 11/15/62 (b)(f)	5,481,481	179,661
Series 2020-BN28, Class XA, 1.761%, 3/15/63 (b)(f)	1,887,124	176,100
Benchmark Mortgage Trust
Series 2019-B10, Class XA, 1.195%, 3/15/62 (b)(f)	2,209,626	107,597
Series 2020-B18, Class XA, 1.787%, 7/15/53 (b)(f)	502,167	35,742
Series 2020-B22, Class XA, 1.514%, 1/15/54 (b)(f)	882,149	73,982
BWAY Mortgage Trust
Series 2013-1515, Class A1, 2.809%, 3/10/33 (a)	42,096	40,343
Series 2013-1515, Class A2, 3.454%, 3/10/33 (a)	1,000,000	936,517

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust, Series 2022-AHP, Class A, 6.212%, (1 Month USD SOFR CME + 0.990%), 1/17/39 (a)(b)	$1,465,000	$1,435,657
BX Trust
Series 2022-CLS, Class A, 5.760%, 10/13/27 (a)	892,000	856,273
Series 2022-CLS, Class B, 6.300%, 10/13/27 (a)	375,000	355,945
COMM Mortgage Trust
Series 2015-LC19, Class A4, 3.183%, 2/10/48	291,000	278,196
Series 2020-CX, Class A, 2.173%, 11/10/46 (a)	825,000	649,256
Series 2020-CX, Class B, 2.446%, 11/10/46 (a)	524,000	411,741
Series 2020-CX, Class C, 2.683%, 11/10/46 (a)(b)	100,000	77,766
Series 2020-CX, Class D, 2.683%, 11/10/46 (a)(b)	100,000	74,732
Series 2020-SBX, Class A, 1.670%, 1/10/38 (a)	595,000	513,834
DBJPM Mortgage Trust, Series 2020-C9, Class XA, 1.707%, 9/15/53 (b)(f)	640,229	39,964
DC Office Trust, Series 2019-MTC, Class A, 2.965%, 9/15/45 (a)	1,030,000	826,910
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (a)	925,000	724,363
Hudson Yards Mortgage Trust
Series 2016-10HY, Class A, 2.835%, 8/10/38 (a)	915,000	825,272
Series 2019-30HY, Class A, 3.228%, 7/10/39 (a)	700,000	605,447
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2021-NYAH, Class G, 7.976%, (1 Month USD SOFR CME + 2.754%), 6/15/38 (a)(b)	655,000	561,623
Series 2022-OPO, Class A, 3.024%, 1/5/39 (a)	2,150,000	1,726,302
Life Mortgage Trust, Series 2021-BMR, Class D, 6.736%, (1 Month USD SOFR CME + 1.514%), 3/15/38 (a)(b)	117,956	114,302
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12, Class A4, 4.259%, 10/15/46 (b)	136,980	136,542
Series 2014-C15, Class A4, 4.051%, 4/15/47	272,998	270,172
Series 2014-C19, Class A4, 3.526%, 12/15/47	180,167	173,051
SLG Office Trust
Series 2021-OVA, Class B, 2.707%, 7/15/41 (a)	445,000	351,679
Series 2021-OVA, Class C, 2.851%, 7/15/41 (a)	835,000	643,534
STWD Mortgage Trust, Series 2021-LIH, Class E, 8.172%, (1 Month USD SOFR CME + 2.950%), 11/15/36 (a)(b)	955,000	908,033
SUMIT Mortgage Trust, Series 2022-BVUE, Class A, 2.789%, 2/12/41 (a)	1,615,000	1,251,919
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.617%, 9/15/57	340,000	321,113

		16,602,979

Federal Home Loan Mortgage Corporation – 1.8%
Federal Home Loan Mortgage Corp.
2.500%, 8/1/27	14,979	14,330
2.500%, 11/1/27	39,378	37,651
3.000%, 1/1/27	52,538	50,796

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Federal Home Loan Mortgage Corporation (Continued)
3.000%, 7/1/42	$20,597	$18,523
3.000%, 5/1/45	192,779	173,353
3.204%, (12 Month USD-LIBOR + 1.623%), 10/1/43 (b)	23,941	23,645
3.500%, 12/1/32	90,484	85,683
3.500%, 6/1/48	361,527	332,441
4.000%, 2/1/37	38,270	36,672
4.000%, 8/1/39	20,522	19,664
4.000%, 10/1/39	40,023	38,349
4.000%, 10/1/39	38,468	36,859
4.000%, 11/1/39	18,035	17,280
4.000%, 10/1/40	61,400	58,832
4.000%, 11/1/40	52,575	50,376
4.000%, 11/1/40	9,091	8,690
4.000%, 11/1/40	7,037	6,745
4.000%, 12/1/40	24,714	23,681
4.000%, 6/1/41	5,375	5,160
4.500%, 4/1/35	52,077	51,200
4.500%, 9/1/35	76,022	74,801
4.500%, 7/1/36	52,309	51,512
4.500%, 6/1/39	92,449	91,077
4.500%, 9/1/40	13,476	13,276
4.500%, 2/1/41	28,146	27,728
5.000%, 8/1/33	9,074	9,127
5.000%, 10/1/33	4,048	4,027
5.000%, 4/1/35	10,448	10,509
5.000%, 7/1/35	72,208	72,627
5.000%, 7/1/35	11,915	11,984
5.000%, 1/1/37	44,552	44,811
5.000%, 7/1/40	30,132	30,226
5.000%, 4/1/41	27,311	27,396
5.000%, 9/1/52	2,404,269	2,351,811
5.500%, 12/1/36	44,554	45,739
5.500%, 8/1/40	63,460	65,045
6.000%, 8/1/36	7,441	7,716
6.000%, 7/1/39	37,862	39,135

		4,068,477

Federal National Mortgage Association – 25.3%
Federal National Mortgage Association
2.000%, 10/1/27	54,665	51,778
2.000%, 1/1/28	53,985	50,893
2.000%, 2/1/52	4,749,587	3,883,151
2.000%, 3/1/52	4,423,978	3,629,261
2.500%, 6/1/24	17,095	16,864
2.500%, 11/1/31	41,510	38,395
2.500%, 12/1/31	12,299	11,377
2.500%, 12/1/43	69,612	59,789

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
2.500%, 4/1/45	$115,626	$99,301
2.500%, 12/1/51	5,150,319	4,350,333
2.500%, 12/1/51	2,985,714	2,536,399
3.000%, 8/1/46	27,075	24,025
3.000%, 10/1/46	492,637	438,581
3.000%, 11/1/46	608,228	538,035
3.000%, 12/1/46	234,094	207,006
3.000%, 1/1/52	2,751,454	2,412,198
3.000%, 2/1/52	4,872,661	4,277,914
3.000%, 6/1/52	4,741,795	4,202,286
3.500%, 12/1/31	4,487	4,293
3.500%, 1/1/32	75,371	72,116
3.500%, 1/1/32	44,564	42,640
3.500%, 10/1/32	58,591	55,409
3.500%, 6/1/46	345,146	319,271
3.500%, 1/1/48	187,727	172,429
4.000%, 11/1/30	8,039	7,809
4.000%, 10/1/33	52,468	50,965
4.000%, 12/1/36	15,181	14,530
4.000%, 8/1/39	19,794	18,945
4.000%, 10/1/39	14,092	13,487
4.000%, 12/1/39	18,655	17,854
4.000%, 1/1/40	171,598	164,229
4.000%, 3/1/40	19,559	18,719
4.000%, 8/1/40	41,230	39,460
4.000%, 8/1/40	7,149	6,842
4.000%, 10/1/40	94,496	90,439
4.000%, 10/1/40	13,038	12,478
4.000%, 11/1/40	13,316	12,748
4.000%, 11/1/40	10,398	9,951
4.000%, 12/1/40	34,098	32,796
4.000%, 2/1/41	32,195	30,812
4.000%, 10/1/49	2,193,403	2,077,596
4.500%, 8/1/35	14,949	14,676
4.500%, 8/1/36	8,403	8,248
4.500%, 8/1/38	35,060	34,500
4.500%, 3/1/39	48,501	47,725
4.500%, 9/1/39	16,802	16,533
4.500%, 2/1/40	24,792	24,396
4.500%, 8/1/40	50,252	49,449
4.500%, 1/1/41	15,433	15,186
4.500%, 9/1/41	30,928	30,433
4.772%, (12 Month USD-LIBOR + 1.580%), 5/1/44 (b)	11,535	11,305
5.000%, 10/1/39	1,865	1,869
5.000%, 9/1/52	2,404,158	2,349,970
5.500%, 8/1/37	29,718	30,385
6.000%, 12/1/35	16,284	16,511
6.000%, 3/1/36	105,083	110,039

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Federal National Mortgage Association (Continued)
6.000%, 6/1/36	$34,009	$35,223
6.000%, 8/1/37	9,028	9,312
6.000%, 3/1/38	17,818	18,455
TBA 30 Yr, 2.000%, 8/14/53 (d)	4,800,000	3,889,500
TBA 30 Yr, 2.500%, 8/14/53 (d)	1,125,000	948,340
TBA 30 Yr, 3.500%, 8/14/53 (d)	1,700,000	1,541,023
TBA 30 Yr, 4.000%, 8/14/53 (d)	5,800,000	5,415,070
TBA 30 Yr, 4.500%, 8/14/53 (d)	6,030,000	5,773,725
TBA 30 Yr, 5.000%, 8/14/53 (d)	2,000,000	1,953,906
TBA 30 Yr, 5.500%, 8/14/53 (d)	3,630,000	3,605,921

		56,065,104

Government National Mortgage Association – 4.1%
Government National Mortgage Association
TBA 30 Yr, 2.500%, 8/21/53 (d)	2,200,000	1,898,102
TBA 30 Yr, 3.500%, 8/21/53 (d)	5,300,000	4,870,203
TBA 30 Yr, 4.000%, 8/21/53 (d)	1,600,000	1,508,062
TBA 30 Yr, 4.500%, 8/21/53 (d)	900,000	865,969

		9,142,336

Total Mortgage Backed Securities (Cost $111,227,746)		102,791,499

Corporate Bonds and Notes – 27.7%
Communications – 1.8%
Axian Telecom, 7.375%, 2/16/27 (a)	445,000	410,691
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.484%, 10/23/45	1,325,000	1,235,841
Cox Communications, Inc.
3.150%, 8/15/24 (a)	57,000	55,344
3.850%, 2/1/25 (a)	10,000	9,696
Millicom International Cellular SA, 4.500%, 4/27/31 (a)	950,000	756,798
Paramount Global
2.900%, 1/15/27	400,000	358,296
4.950%, 1/15/31	985,000	881,920
Vodafone Group PLC
4.375%, 2/19/43	70,000	58,361
6.150%, 2/27/37	185,000	192,649

		3,959,596

Consumer, Cyclical – 0.7%
Toll Brothers Finance Corp., 4.350%, 2/15/28	600,000	567,822
YMCA of Greater New York
2.303%, 8/1/26	765,000	681,892
Series 2020, 3.230%, 8/1/32	375,000	297,064

		1,546,778

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Consumer, Non-cyclical – 8.6%
Advocate Health & Hospitals Corp.
Series 2020, 2.211%, 6/15/30	$325,000	$272,963
3.829%, 8/15/28	1,115,000	1,065,054
Beth Israel Lahey Health, Inc., 2.220%, 7/1/28	1,400,000	1,183,783
Bon Secours Mercy Health, Inc., 1.350%, 6/1/25	155,000	143,439
Boston Medical Center Corp., 4.519%, 7/1/26	705,000	682,694
CommonSpirit Health senior secured note
2.782%, 10/1/30	185,000	156,649
3.817%, 10/1/49 (Insurer AGM)	975,000	737,596
Conservation Fund A Nonprofit Corp. (The), 3.474%, 12/15/29	800,000	689,629
Dignity Health, 5.267%, 11/1/64	250,000	230,115
Duke University
Series 2020, 2.682%, 10/1/44	1,070,000	776,691
Series 2020, 2.757%, 10/1/50	435,000	298,521
ERAC USA Finance LLC, 3.850%, 11/15/24 (a)	500,000	488,771
Hologic, Inc., 3.250%, 2/15/29 (a)	570,000	499,275
Howard University
Series 2020, 1.991%, 10/1/25 (Insurer AGM)	120,000	111,061
Series 2020, 2.657%, 10/1/26 (Insurer AGM)	100,000	91,550
Series 2020, 3.476%, 10/1/41 (Insurer AGM)	865,000	641,202
Series 22A, 5.209%, 10/1/52	470,000	387,851
John D and Catherine T MacArthur Foundation, 1.299%, 12/1/30	1,440,000	1,116,459
Kaiser Foundation Hospitals, 3.150%, 5/1/27	185,000	174,219
Leland Stanford Junior University, 4.249%, 5/1/54	1,200,000	1,079,857
Mount Sinai Hospitals Group, Inc., 3.831%, 7/1/35	1,400,000	1,181,256
PeaceHealth Obligated Group, 1.375%, 11/15/25	1,000,000	904,573
President & Fellows of Harvard College, 3.300%, 7/15/56	1,125,000	847,106
Providence St Joseph Health Obligated Group, 5.403%, 10/1/33	910,000	904,089
Royalty Pharma PLC
2.150%, 9/2/31	350,000	273,624
3.300%, 9/2/40	1,250,000	889,161
Stanford Health Care, 3.310%, 8/15/30	595,000	535,487
Sutter Health, 5.164%, 8/15/33	395,000	392,296
Thomas Jefferson University, 3.847%, 11/1/57	700,000	501,805
University of Southern California, 4.976%, 10/1/53	495,000	500,136
William Marsh Rice University, 3.774%, 5/15/55	1,490,000	1,218,968

		18,975,880

Energy – 0.9%
Greenko Dutch BV, 3.850%, 3/29/26 (a)	855,400	780,553
Vena Energy Capital Pte, Ltd., 3.133%, 2/26/25 (e)	1,380,000	1,299,431

		2,079,984

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Financial – 9.8%
Air Lease Corp., 3.625%, 12/1/27	$500,000	$463,311
American International Group, Inc., 3.900%, 4/1/26	190,000	184,362
American Tower Corp.
3.375%, 5/15/24	235,000	230,557
5.000%, 2/15/24	362,000	360,123
AXA SA, 8.600%, 12/15/30	400,000	480,156
Banco do Brasil SA, 6.250%, 4/18/30 (a)	705,000	703,202
Bank of America Corp., 0.583%, (0.76% - 3 Month EURIBOR), 8/24/28 (b)(e)	560,000	536,059
Bank of Ireland Group PLC
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (a)(b)	1,200,000	1,196,928
6.253%, (1-Yr. CMT + 2.65%), 9/16/26 (b)(e)	465,000	463,810
BlueHub Loan Fund, Inc., 2.890%, 1/1/27	600,000	523,524
BNP Paribas SA
3.800%, 1/10/24 (a)	245,000	242,545
4.375%, (3 Month EUR-EURIBOR + 1.45%), 1/13/29 (b)(e)	1,000,000	1,110,039
Boston Properties L.P., 3.650%, 2/1/26	430,000	403,626
BPCE SA, 4.875%, 4/1/26 (a)	500,000	481,253
Brandywine Operating Partnership L.P., 4.550%, 10/1/29	500,000	390,980
Brighthouse Financial, Inc., 5.625%, 5/15/30	1,500,000	1,456,412
Citigroup, Inc.
2.561%, (SOFR + 1.167%), 5/1/32 (b)	500,000	408,118
3.352%, (3 Month USD SOFR CME + 1.158%), 4/24/25 (b)	475,000	465,739
4.412%, (SOFR + 3.914%), 3/31/31 (b)	750,000	705,307
Credit Agricole SA, 4.125%, 1/10/27 (a)	1,000,000	953,897
Discover Financial Services, 3.750%, 3/4/25	325,000	311,037
ING Groep NV, 4.625%, 1/6/26 (a)	750,000	733,293
Kreditanstalt fuer Wiederaufbau, 0.000%, 6/29/37	6,000,000	3,336,775
Morgan Stanley
Series MTN, 2.511%, (SOFR + 1.200%), 10/20/32 (b)	1,000,000	806,181
Series GMTN, 2.699%, (SOFR + 1.143%), 1/22/31 (b)	640,000	546,199
Nuveen Finance LLC, 4.125%, 11/1/24 (a)	160,000	155,932
Regency Centers L.P., 3.750%, 6/15/24	300,000	292,006
Reinsurance Group of America, Inc., 4.700%, 9/15/23	164,000	163,661
Scentre Group Trust 1/Scentre Group Trust 2, 4.375%, 5/28/30 (a)	615,000	577,084
Sumitomo Mitsui Trust Bank, Ltd., 1.550%, 3/25/26 (a)	1,500,000	1,351,660
U.S. Bancorp, 3.600%, 9/11/24	493,000	481,451
USAA Capital Corp., 2.125%, 5/1/30 (a)	885,000	742,190
Ventas Realty L.P., 3.500%, 2/1/25	500,000	480,467

		21,737,884

Government – 1.1%
European Investment Bank, 0.750%, 9/23/30	3,000,000	2,380,509

		2,380,509

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Industrial – 1.4%
HTA Group, Ltd., 7.000%, 12/18/25 (e)	$500,000	$478,555
Klabin Austria GmbH, 5.750%, 4/3/29 (a)	905,000	889,579
Nature Conservancy (The), 1.154%, 7/1/27	430,000	360,406
StoneCo, Ltd., 3.950%, 6/16/28 (e)	1,200,000	954,021
WRKCo, Inc., 3.000%, 9/15/24	375,000	362,880

		3,045,441

Technology – 1.8%
Apple, Inc.
2.650%, 5/11/50	300,000	206,357
4.100%, 8/8/62	1,435,000	1,248,785
Black Knight InfoServ LLC, 3.625%, 9/1/28 (a)	200,000	183,000
Broadcom, Inc.
3.187%, 11/15/36 (a)	852,000	644,188
4.150%, 11/15/30	1,200,000	1,103,246
Microsoft Corp., 3.041%, 3/17/62	1,000,000	714,744

		4,100,320

Utilities – 1.6%
Aegea Finance Sarl, 6.750%, 5/20/29 (a)	1,200,000	1,136,988
Clearway Energy Operating LLC, 3.750%, 2/15/31 (a)	560,000	464,622
Interchile SA, 4.500%, 6/30/56 (a)	1,315,000	1,098,748
Investment Energy Resources, Ltd., 6.250%, 4/26/29 (a)	925,000	867,881

		3,568,239

Total Corporate Bonds and Notes (Cost $69,502,285)		61,394,631

U.S. Government Agency Obligations – 21.2%
Federal Farm Credit Banks Funding Corp.
2.625%, 10/15/49	3,250,000	2,186,483
2.780%, 11/2/37	1,800,000	1,447,280
3.430%, 4/6/45	1,000,000	799,261
3.660%, 3/7/44	974,000	814,261
4.500%, 3/2/26	5,000,000	4,981,643
Federal Home Loan Bank Discount Notes
0.000%, 8/23/23	4,000,000	3,987,651
0.000%, 9/19/23	4,000,000	3,972,393
Federal Home Loan Banks
0.900%, 2/26/27	3,000,000	2,616,312
2.375%, 3/14/25	2,710,000	2,593,291
3.250%, 11/16/28	5,000,000	4,771,286
4.125%, 3/13/26	3,500,000	3,437,155
Federal Home Loan Mortgage Corp. , 1.500%, 2/12/25	2,600,000	2,462,818
Federal National Mortgage Association
0.750%, 10/8/27	5,000,000	4,341,536
0.875%, 8/5/30	8,000,000	6,404,577
5.625%, 7/15/37	2,000,000	2,271,015

Total U.S. Government Agency Obligations (Cost $52,538,167)		47,086,962

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Municipal Bonds – 7.4%
Colorado Health Facilities Authority, 4.480%, 12/1/40	$940,000	$771,508
Commonwealth of Massachusetts, 4.110%, 7/15/31	1,393,760	1,342,312
Cook County Community High School District No. 228, IL, 5.019%, 12/1/41 (Insurer AGM)	435,000	411,114
County of Riverside, CA
2.963%, 2/15/27	670,000	625,821
3.070%, 2/15/28	670,000	620,273
District of Columbia, (Ingleside at Rock Creek)
3.432%, 4/1/42	430,000	335,654
4.125%, 7/1/27	345,000	332,005
Florida Development Finance Corp., 4.009%, 4/1/40	925,000	786,241
Illinois Finance Authority, 3.510%, 5/15/41	1,000,000	755,323
Lancaster County Hospital Authority, PA, (Brethren Village)
5.000%, 7/1/24	165,000	164,556
5.000%, 7/1/25	135,000	134,145
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 3.968%, 7/1/27	205,000	196,367
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 4.000%, 10/1/27	100,000	96,204
Massachusetts Educational Financing Authority
2.305%, 7/1/29	1,000,000	847,580
Series A, 5.455%, 7/1/33	600,000	588,999
Metropolitan Government of Nashville and Davidson County, TN, (Vanderbilt University), 3.235%, 7/1/52	800,000	504,590
New Jersey Educational Facilities Authority, 3.958%, 7/1/48 (Insurer AGM)	1,000,000	740,842
New York Transportation Development Corp., 4.248%, 9/1/35	500,000	484,052
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.473%, 7/1/28	500,000	461,421
Oklahoma Development Finance Authority, (OU Medicine)
4.650%, 8/15/30 (Insurer AGM)	130,000	117,291
5.450%, 8/15/28	770,000	669,598
Oklahoma State University, 3.427%, 9/1/36	100,000	86,116
Oregon State University, 3.424%, 3/1/60 (Insurer BAM)	1,000,000	720,913
Pennsylvania Industrial Development Authority, 3.556%, 7/1/24 (a)	152,000	148,821
Pennsylvania State University/The, 2.840%, 9/1/50	895,000	621,745
Redevelopment Authority of the City of Philadelphia, 2.339%, 9/1/30	1,000,000	834,636
Regents of the University of California Medical Center Pooled Revenue, 3.706%, 5/15/20	900,000	594,290
Sacramento, CA, 5.730%, 8/15/23 (Insurer NATL) (b)	99,189	99,177
San Bernardino County, CA, Pension Obligation Revenue, 6.020%, 8/1/23 (Insurer AGM)	80,000	80,000
Southern Ohio Port Authority, 6.500%, 12/1/30	470,000	401,759
State Board of Administration Finance Corp., 1.258%, 7/1/25	375,000	347,375
University of Virginia, 4.179%, 9/1/17	1,000,000	786,224
Uptown Development Authority, 2.581%, 9/1/31 (Insurer AGM)	100,000	82,576

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*	Value
Municipal Bonds (Continued)
Washington Housing Finance Commission, (Presbyterian Retirement Communities), 4.000%, 1/1/24	$100,000	$98,718
Wisconsin Health & Educational Facilities Authority 3.940%, 8/15/41	335,000	260,931
4.190%, 8/15/55	190,000	132,550

Total Municipal Bonds (Cost $19,025,805)		16,281,727

Asset Backed Securities – 2.2%
Avid Automobile Receivables Trust Series 2023-1, 7.120%, 3/15/27 (a)	545,000	545,199
CoreVest American Finance Ltd. Series 2020-4 , 2.250%, 12/15/52 (a)	100,000	81,406
FHF Trust Series 2022-1A, 4.430%, 1/18/28 (a)	346,603	338,508
Hertz Vehicle Financing III LLC Series 2023-2A, 5.570%, 9/25/29 (a)	760,000	753,034
Lendbuzz Securitization Trust
Series 2021-1A, 1.460%, 6/15/26 (a)	193,241	185,457
Series 2022-1A, 4.220%, 5/17/27 (a)	708,149	687,779
Series 2023-1A, 6.920%, 8/15/28 (a)	545,000	541,086
Series 2023-2A, 7.090%, 10/16/28 (a)	550,000	546,634
Mosaic Solar Loan Trust Series 2020-2A, 1.440%, 8/20/46 (a)	122,406	100,072
SBA Tower Trust Series 2014-2A, 3.869%, 10/15/49 (a)(c)	500,000	485,684
Tricolor Auto Securitization Trust
Series 2022-1A, 3.300%, 2/18/25 (a)	64,295	63,965
Series 2023-1A, 6.840%, 11/16/26 (a)	550,000	548,873

Total Asset Backed Securities (Cost $4,982,118)		4,877,697

Senior Floating Rate Interests – 2.1%
Communication Services – 0.3%
Charter Communications Operating LLC 2019 Term Loan B2, 7.101%, (3 mo. USD SOFR CME + 1.750%), 2/1/27 (b)	279,441	277,870
Go Daddy Operating Company LLC 2021 Term Loan B4, 7.433%, (1 mo. USD SOFR CME + 2.000%), 8/10/27 (b)	300,700	300,768
Xplornet Communications, Inc. 2021 Term Loan, 9.433%, (1 mo. USD SOFR CME + 4.000%), 10/2/28 (b)	166,283	135,455

		714,093

Consumer Discretionary – 0.1%
American Builders & Contractors Supply Co., Inc. 2019 Term Loan, 7.419%, (1 mo. USD SOFR CME + 2.000%), 1/15/27 (b)	209,331	209,367
Crocs, Inc. Term Loan B, 8.892%, (1 mo. USD SOFR CME + 3.500%), 2/20/29 (b)	118,000	118,516

		327,883

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*		Value
Consumer Staples – 0.7%
Biogroup-LCD 2021 EUR Term Loan B, 6.280%, (3 mo. EUR EURIBOR + 3.000%), 2/9/28 (b)	$465,000	EUR	$493,460
Boels Topholding BV 2021 EUR Term Loan B, 6.710%, (1 mo. EUR EURIBOR + 3.250%), 2/6/27 (b)	400,000	EUR	440,855
Insulet Corp. Term Loan B, 8.683%, (1 mo. USD SOFR CME + 3.250%), 5/4/28 (b)	259,700		260,350
Verisure Holding AB 2021 EUR Term Loan, 6.804%, (3 mo. EUR EURIBOR + 3.250%), 3/27/28 (b)	300,000	EUR	325,728

			1,520,393

Financials – 0.3%
Blackhawk Network Holdings, Inc. 2018 1st Lien Term Loan, 8.264%, (3 mo. USD SOFR CME + 3.000%), 6/15/25 (b)	171,000		170,092
Russell Investments US Inst’l Holdco, Inc. 2020 Term Loan, 8.919%, (1 mo. USD SOFR CME + 3.500%), 5/30/25 (b)	377,463		349,422
USI, Inc. 2022 Incremental Term Loan, 8.992%, (3 mo. USD SOFR CME + 3.750%), 11/22/29 (b)	165,003		165,189

			684,703

Industrials – 0.1%
Avient Corp. Term Loan B, 8.616%, (3 mo. USD SOFR CME + 3.250%), 8/29/29 (b)	70,379		70,599
Zephyr German BidCo GmbH EUR Term Loan B1, 7.462%, (3 mo. EUR EURIBOR + 3.850%), 3/10/28 (b)	100,000	EUR	105,477

			176,076

Information Technology – 0.6%
Athenahealth, Inc.
2022 Delayed Draw Term Loan 3.500%, 2/15/29 (b)(g)	43,478		42,319
2022 Term Loan B 8.805%, (1 mo. USD SOFR CME + 3.500%), 2/15/29 (b)	353,029		343,614
DCert Buyer, Inc. 2019 Term Loan B, 9.264%, (3 mo. USD SOFR CME + 4.000%), 10/16/26 (b)	381,942		380,987
SS&C European Holdings S.A.R.L., 2018 Term Loan B4, 7.183%, (1 mo. USD SOFR CME + 1.750%), 4/16/25 (b)	35,219		35,244
SS&C Technologies, Inc. 2018 Term Loan B3, 7.183%, (1 mo. USD SOFR CME + 1.750%), 4/16/25 (b)	36,952		36,980
Zelis Healthcare Corporation 2021 Term Loan, 8.933%, (1 mo. USD SOFR CME + 3.500%), 9/30/26 (b)	460,798		461,000

			1,300,144

Total Senior Floating Rate Interests (Cost $4,956,252)			4,723,292

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Security	Principal Amount*		Value
Foreign Government & Agency Securities – 1.0%
City of Ottawa Ontario, 2.500%, 5/11/51	$1,240,000	CAD	$647,218
City of Toronto Canada, 2.600%, 9/24/39	1,060,000	CAD	620,801
Hong Kong Government International Bond, 2.500%, 5/28/24 (a)	750,000		732,780
Republic of Chile, 0.830%, 7/2/31	324,000	EUR	282,179

Total Foreign Government & Agency Securities (Cost $2,741,637)			2,282,978

Convertible Bonds – 0.4%
Consumer Discretionary – 0.1%
Etsy, Inc.
0.125%, 10/1/26	110,000		145,915
0.125%, 9/1/27	50,000		44,130

			190,045

Health Care – 0.2%
Dexcom, Inc., 0.250%, 11/15/25	205,000		216,688
Insulet Corp., 0.375%, 9/1/26	195,000		259,253

			475,941

Technology – 0.1%
Block, Inc., 0.125%, 3/1/25	215,000		213,495

			213,495

Total Convertible Bonds (Cost $1,197,376)			879,481

Total Long Term Investments (Cost $266,171,386)			240,318,267

Total Investments – 108.3% (Cost $266,171,386) (h)			240,318,267

Less Unfunded Loan Commitments – (0.0)% (i)			(42,319)

Net Investments – 108.3% (Cost $266,127,908)			240,275,948

Other Liabilities, less assets – (8.3)%			(18,297,604)

Net Assets – 100.0%			$221,978,344

* The principal amount is stated in U.S. dollars unless otherwise indicated.

(a) Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities was $44,889,557, representing 20.2% of net assets.

(b) Floating/Variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c) Step coupon bond.

(d) A portion or all of the security was purchased as a when issued or delayed delivery security.

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

(e) Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At July 31, 2023, the aggregate value of these securities is $4,841,915 or 2.2% of the Fund’s net assets.

(f) Security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g) Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2023, the total value of unfunded loan commitments is $43,478.

(h) The aggregate cost for federal income tax purposes is $266,210,058. The aggregate gross unrealized appreciation is $566,330 and the aggregate gross unrealized depreciation is $26,458,121, resulting in net unrealized depreciation of $25,891,791.

(i) Amount is less than 0.05%.

Abbreviations

TBA — To Be Announced

AGM — Assured Guaranty Municipal Corporation

BAM — Build America Mutual

NATL — National Public Finance Guarantee Corporation

CAD — Canadian Dollar

EUR — Euro

At July 31, 2023, the Fund had the following forward currency contracts outstanding.

Currency Bought	Currency Sold	Counterparty	Settlement Date	Quantity	Value	Unrealized Appreciation (Depreciation)

United States Dollar	Canadian Dollar	Barclays Bank PLC	9/20/23	1,656,000	$1,258,943	$(19,440)

United States Dollar	Euro Currency	Deutsche Bank AG	8/31/23	1,448,000	1,598,708	6,684

United States Dollar	Euro Currency	Deutsche Bank AG	9/20/23	1,211,000	1,338,374	(33,296)

United States Dollar	Euro Currency	UBS AG	9/20/23	481,000	531,592	(1,161)

						$(47,213)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

At July 31, 2023, the Fund had the following future contracts outstanding.

Description	Number of Contracts	Notional Amount	Value	Expiration Date	Unrealized Appreciation (Depreciation)

Long Gilt (Long)	17	$2,118,567	$2,102,657	9/27/23	$(15,910)

10-Year Canadian Government Bond (Short)	26	(2,433,738)	(2,372,346)	9/20/23	61,392

Euro-Bobl (Short)	30	(3,860,329)	(3,833,237)	9/7/23	27,092

Euro-Buxl (Short)	22	(3,308,400)	(3,264,387)	9/7/23	44,013

Euro-Bund (Short)	5	(738,770)	(733,196)	9/7/23	5,574

5-Year Canadian Government Bond (Long)	98	8,141,796	8,115,480	9/20/23	(26,316)

					$95,845

At July 31, 2023, the Fund had the following centrally cleared interest rate swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Receive Fixed rate annually 2.630% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/15/42	$2,730,000	$(370,382)	$(258,538)	$(111,844)

Pay Fixed rate annually 2.560% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/21/29	5,665,000	488,721	410,413	78,308

Receive Fixed rate annually 3.090% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/43	1,175,000	(91,350)	(14,342)	(77,008)

Receive Fixed rate annually 2.840% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	145,000	(15,407)	(7,887)	(7,520)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

Description	Counterparty/ Exchange	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Pay Fixed rate annually 2.970% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/53	$1,350,000	$110,688	$5,283	$105,405

Receive Fixed rate annually 3.720% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	3/15/28	2,780,000	(49,637)	29,062	(78,699)

Receive Fixed rate annually 3.250% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/43	1,365,000	(68,307)	12,089	(80,396)

Receive Fixed rate annually 3.060% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/53	395,000	(23,450)	(8,375)	(15,075)

Receive Fixed rate annually 3.750% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/25	4,845,000	(101,007)	(46,242)	(54,765)

Receive Fixed rate annually 4.310% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	6/21/25	31,515,000	(338,790)	(261,880)	(76,910)

Pay Fixed rate annually 3.380% Receive Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/53	2,400,000	(13,578)	(12,047)	(1,531)

Receive Fixed rate annually 3.440% Pay Floating rate annually 12 month SOFR	Morgan Stanley/LCH	9/20/43	1,105,000	(19,821)	(6,536)	(13,285)

					$(159,000)	$(333,320)

DOMINI IMPACT BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

July 31, 2023

At July 31, 2023, the Fund had the following OTC interest rate swap contracts outstanding.

	Rate Type
Counterparty	Payments made by the Fund	Payments received by the Fund	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Morgan Stanley & Co., International	2.470%	USA-CPI-U	7/10/53	$2,280,000	$24,652	$-	$24,652

						$-	$24,652

At July 31, 2023, the Fund had the following centrally cleared credit default swap contracts outstanding.

Description	Counterparty/ Exchange	Expiration Date	Notional Amount (a)	Value (b)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)

Sell Protection (c):

CDX-NAHY, Series 4, Version1, 5 Year Index, Fixed Rate 5.000% (d)	Morgan Stanley/ ICE	6/20/28	$760,000	$31,774	$12,882	$18,892

					$12,882	$18,892

(a) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(b) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(c) If the Fund is a buyer/(seller) of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller/(pay to the buyer) of protection an amount equal to the notional amount of the swap and deliver/(take delivery) of the referenced obligation or underlying securities comprising the referenced index or (ii) receive/(pay) a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(d) Ratings of Moody’s/S&P - B1/B+

Abbreviations

ICE — Intercontinental Exchange

LCH — London Clearing House

USA-CPI-U — U.S.A. Consumers Price Index Urban Consumers NSA

DOMINI FUNDS EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Domini Funds, you incur two types of costs:

(1) Transaction costs such as sales charges (loads) on Class A shares and

(2) Ongoing costs, including management fees, distribution (12b-1) fees, and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested on February 1, 2023 and held through July 31, 2023.

Certain Account Fees

Some accounts are subject to recurring annual service fees and maintenance fees that are not included in the expenses shown in the table. If your account was subject to these fees, then the actual account values at the end of the period would be lower and the actual expense would be higher. You may avoid the annual service fee by choosing paperless electronic delivery of statements, prospectuses, shareholder reports and other materials.

Actual Expenses

The line of the table captioned ‘‘Actual Expenses’’ below provides information about actual account value and actual expenses. You may use the information in this line, together with the amount invested, to estimate the expenses that you paid over the period as follows:

(1)	Divide your account value by $1,000.

(2)	Multiply your result in step 1 by the number in the first line under the heading ‘‘Expenses Paid During Period’’ in the table.

The result equals the estimated expenses you paid on your account during the period.

Hypothetical Expenses

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s return. The hypothetical account values and expenses may not be used to estimate actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical example that appears in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Name	Expenses	Beginning Account Value as of 2/1/2023	Ending Account Value as of 7/31/2023	Expenses Paid During Period 2/1/2023 – 7/31/2023
Domini Impact Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,136.10	$5.24[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.90	$4.96[1]
Domini Impact Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,135.70	$5.77[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.40	$5.46[1]
Domini Impact Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,138.10	$3.76[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.30	$3.56[1]
Domini Impact Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$1,137.20	$4.24[1]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.80	$4.01[1]
Domini International Opportunities Fund Investor Shares	Actual Expenses	$1,000.00	$1,066.90	$7.17[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.90	$7.00[2]
Domini International Opportunities Fund Institutional Shares	Actual Expenses	$1,000.00	$1,067.80	$5.90[2]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.10	$5.76[2]
Domini Sustainable Solutions Fund Investor Shares	Actual Expenses	$1,000.00	$1,019.80	$7.01[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.90	$7.00[3]
Domini Sustainable Solutions Fund Institutional Shares	Actual Expenses	$1,000.00	$1,021.20	$5.76[3]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,019.10	$5.76[3]
Domini Impact International Equity Fund Investor Shares	Actual Expenses	$1,000.00	$1,049.80	$6.76[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,018.20	$6.66[4]
Domini Impact International Equity Fund Class A Shares	Actual Expenses	$1,000.00	$1,049.50	$7.06[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,017.90	$6.95[4]
Domini Impact International Equity Fund Institutional Shares	Actual Expenses	$1,000.00	$1,051.40	$4.73[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.20	$4.66[4]

Fund Name	Expenses	Beginning Account Value as of 2/1/2023	Ending Account Value as of 7/31/2023	Expenses Paid During Period 2/1/2023 – 7/31/2023
Domini Impact International Equity Fund Class Y Shares	Actual Expenses	$1,000.00	$1,050.90	$4.88[4]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.00	$4.81[4]
Domini Impact Bond Fund Investor Shares	Actual Expenses	$1,000.00	$987.40	$4.29[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,020.50	$4.36[5]
Domini Impact Bond Fund Institutional Shares	Actual Expenses	$1,000.00	$988.70	$2.81[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,022.00	$2.86[5]
Domini Impact Bond Fund Class Y Shares	Actual Expenses	$1,000.00	$988.50	$3.20[5]
	Hypothetical Expenses (5% return before expenses)	$1,000.00	$1,021.60	$3.26[5]

1 Expenses are equal to the Fund’s annualized expense ratio of 0.99% for Investor shares, or 1.09% for Class A shares, or 0.71% for Institutional shares, or 0.80% for Class Y shares, multiplied by average account value over the period, multiplied by 181, and divided by 365.

2 Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor shares, or 1.15% for Institutional shares, multiplied by average account value over the period, multiplied by 181, and divided by 365.

3 Expenses are equal to the Fund’s annualized expense ratio of 1.40% for Investor shares, or 1.15% for Institutional shares, multiplied by average account value over the period, multiplied by 181, and divided by 365.

4 Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Investor shares, or 1.39% for Class A shares, or 0.93% for Institutional shares, or 0.96% for Class Y shares, multiplied by average account value over the period, multiplied by 181, and divided by 365.

5 Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Investor shares, or 0.57% for Institutional shares or 0.65% for Class Y shares, multiplied by average account value over the period, multiplied by 181, and divided by 365.

THIS PAGE INTENTIONALLY LEFT BLANK

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2023

Domini Impact Equity Fund
ASSETS
Investments, at value (cost $541,691,799)	$954,573,248
Cash	35,210,103
Foreign currency, at value (cost $48,005)	48,071
Receivable for securities sold	1,124,489
Receivable for capital shares	152,421
Dividend receivable	800,233
Tax reclaim receivable	226,613

Total assets	992,135,178

LIABILITIES
Payable for securities purchased	29,017,780
Payable for capital shares	303,792
Management fee payable	523,308
Distribution fee payable	169,643
Other accrued expenses	644,451
Foreign tax payable	4,704

Total liabilities	30,663,678

NET ASSETS	$961,471,500

NET ASSETS CONSISTS OF
Paid-in capital	$548,572,127
Total distributable earnings (loss)	412,899,373

NET ASSETS	$961,471,500

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	810,407,873

Outstanding shares of beneficial interest	26,042,148

Net asset value and offering price per share	$31.12

Class A Shares
Net assets	6,191,599

Outstanding shares of beneficial interest	199,618

Net asset value and offering price per share	$31.02

Maximum offering price per share (net asset value per share / (1-4.75%))	$32.57

Institutional Shares
Net assets	133,572,737

Outstanding shares of beneficial interest	4,326,003

Net asset value and offering price per share	$30.88

Class Y Shares
Net assets	11,299,291

Outstanding shares of beneficial interest	365,399

Net asset value and offering price per share	$30.92

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2023

Domini International Opportunities Fund
ASSETS
Investments, at value (cost $20,252,765)	$21,770,090
Cash	877,861
Foreign currency, at value (cost $90,694)	91,642
Receivable for securities sold	166,934
Receivable for capital shares	3,550
Dividend receivable	28,947
Tax reclaim receivable	53,344

Total assets	22,992,368

LIABILITIES
Payable for securities purchased	325,727
Management fee payable	16,146
Other accrued expenses	15,429
Foreign tax payable	2,986

Total liabilities	360,288

NET ASSETS	$22,632,080

NET ASSETS CONSISTS OF
Paid-in capital	$22,796,861
Total distributable earnings (loss)	(164,781)

NET ASSETS	$22,632,080

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	3,157,069

Outstanding shares of beneficial interest	312,868

Net asset value and offering price per share	$10.09

Institutional Shares
Net assets	19,475,011

Outstanding shares of beneficial interest	1,929,030

Net asset value and offering price per share	$10.10

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2023

Domini Sustainable Solutions Fund
ASSETS
Investments, at value (cost $27,637,758)	$32,530,916
Cash	582,565
Foreign currency, at value (cost $154,317)	155,047
Receivable for capital shares	3,675
Dividend receivable	2,335
Tax reclaim receivable	17,226

Total assets	33,291,764

LIABILITIES
Management fee payable	23,458
Other accrued expenses	22,259

Total liabilities	45,717

NET ASSETS	$33,246,047

NET ASSETS CONSISTS OF
Paid-in capital	$33,083,087
Total distributable earnings (loss)	162,960

NET ASSETS	$33,246,047

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	17,516,416

Outstanding shares of beneficial interest	1,261,490

Net asset value and offering price per share	$13.89

Institutional Shares
Net assets	15,729,631

Outstanding shares of beneficial interest	1,125,400

Net asset value and offering price per share	$13.98

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2023

Domini Impact International Equity Fund
ASSETS
Investments, at value (cost $711,449,918)	$826,439,751
Cash	10,264,892
Foreign currency, at value (cost $658,627)	658,482
Receivable for securities sold	10,719,010
Receivable for capital shares	640,495
Dividend receivable	1,813,316
Tax reclaim receivable	4,776,371

Total assets	855,312,317

LIABILITIES
Payable for securities purchased	10,394,393
Payable for capital shares	424,455
Management fee payable	609,155
Distribution fee payable	37,857
Other accrued expenses	537,434
Foreign tax payable	336,504

Total liabilities	12,339,798

NET ASSETS	$842,972,519

NET ASSETS CONSISTS OF
Paid-in capital	$919,360,705
Total distributable earnings (loss)	(76,388,186)

NET ASSETS	$842,972,519

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	170,887,065

Outstanding shares of beneficial interest	20,954,274

Net asset value and offering price per share	$8.16

Class A Shares
Net assets	9,862,821

Outstanding shares of beneficial interest	1,127,660

Net asset value and offering price per share	$8.75

Maximum offering price per share (net asset value per share / (1-4.75%))	$9.19

Institutional Shares
Net assets	406,554,179

Outstanding shares of beneficial interest	50,697,259

Net asset value and offering price per share	$8.02

Class Y Shares
Net assets	255,668,454

Outstanding shares of beneficial interest	31,835,144

Net asset value and offering price per share	$8.03

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2023

Domini Impact Equity Fund
INCOME
Dividends (net of foreign taxes $237,181)	$12,069,231
Interest income	521,618

Investment Income	12,590,849

EXPENSES
Management/Sponsorship fees	5,677,505
Distribution fees – Investor Shares	1,844,682
Distribution fees – Class A Shares	14,820
Transfer agent fees – Investor Shares	247,207
Transfer agent fees – Class A Shares	3,165
Transfer agent fees – Institutional Shares	9,255
Transfer agent fees – Class Y Shares	15,881
Custody and accounting fees	139,048
Professional fees	130,644
Registration fees – Investor Shares	29,532
Registration fees – Class A Shares	18,251
Registration fees – Institutional Shares	13,568
Registration fees – Class Y Shares	5,500
Shareholder communication fees	40,142
Miscellaneous	80,244
Trustees fees	52,278
Shareholder service fees – Investor Shares	41,145
Shareholder service fees – Class A Shares	280
Shareholder service fees – Institutional Shares	155
Shareholder service fees – Class Y Shares	102

Total expenses	8,363,404
Fees waived and expenses reimbursed	(29,159)

Net expenses	8,334,245

NET INVESTMENT INCOME (LOSS)	4,256,604

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	4,086,263
Foreign currency	322

Net realized gain (loss)	4,086,585

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	83,355,200
Translation of assets and liabilities in foreign currencies	(669)

Net change in unrealized appreciation (depreciation)	83,354,531

NET REALIZED AND UNREALIZED GAIN (LOSS)	87,441,116

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$91,697,720

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2023

Domini International Opportunities Fund
INCOME
Dividends (net of foreign taxes $57,257)	$467,996

Investment Income	467,996

EXPENSES
Management fees	177,655
Distribution fees – Investor Shares	6,781
Transfer agent fees – Investor Shares	40,923
Transfer agent fees – Institutional Shares	3,189
Custody and accounting fees	123,830
Professional fees	85,017
Registration fees – Investor Shares	20,349
Registration fees – Institutional Shares	22,424
Shareholder communication fees	2,665
Miscellaneous	31,191
Trustees fees	1,138
Shareholder service fees – Investor Shares	794
Shareholder service fees – Institutional Shares	8

Total expenses	515,964
Fees waived and expenses reimbursed	(268,859)

Net expenses	247,105

NET INVESTMENT INCOME (LOSS)	220,891

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(1,103,472)
Foreign currency	(4,961)

Net realized gain (loss)	(1,108,433)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	3,603,899
Translation of assets and liabilities in foreign currencies	5,440

Net change in unrealized appreciation (depreciation)	3,609,339

NET REALIZED AND UNREALIZED GAIN (LOSS)	2,500,906

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,721,797

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2023

Domini Sustainable Solutions Fund
INCOME
Dividends (net of foreign taxes $25,152)	$341,938

Investment Income	341,938

EXPENSES
Management fees	251,069
Distribution fees – Investor Shares	40,357
Transfer agent fees – Investor Shares	46,483
Transfer agent fees – Institutional Shares	674
Custody and accounting fees	68,852
Professional fees	66,693
Registration fees – Investor Shares	21,188
Registration fees – Institutional Shares	20,928
Shareholder communication fees	3,793
Miscellaneous	11,697
Trustees fees	1,785
Shareholder service fees – Investor Shares	2,802
Shareholder service fees – Institutional Shares	43

Total expenses	536,364
Fees waived and expenses reimbursed	(156,478)

Net expenses	379,886

NET INVESTMENT INCOME (LOSS)	(37,948)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(1,955,915)
Foreign currency	(4,292)

Net realized gain (loss)	(1,960,207)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	2,392,172
Translation of assets and liabilities in foreign currencies	3,887

Net change in unrealized appreciation (depreciation)	2,396,059

NET REALIZED AND UNREALIZED GAIN (LOSS)	435,852

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$397,904

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2023

Domini Impact International Equity Fund
INCOME
Dividends (net of foreign taxes $2,837,847)	$29,564,848
Interest income	99,101

Investment Income	29,663,949

EXPENSES
Management fees	8,326,017
Distribution fees – Investor Shares	438,924
Distribution fees – Class A Shares	27,941
Transfer agent fees – Investor Shares	215,134
Transfer agent fees – Class A Shares	5,581
Transfer agent fees – Class Y Shares	76,878
Custody and accounting fees	340,728
Professional fees	86,066
Registration fees – Investor Shares	11,800
Registration fees – Class A Shares	16,258
Registration fees – Institutional Shares	25,452
Registration fees – Class Y Shares	17,543
Shareholder communication fees	128,114
Miscellaneous	70,839
Trustees fees	65,471
Shareholder service fees – Investor Shares	16,219
Shareholder service fees – Class A Shares	544
Shareholder service fees – Institutional Shares	415
Shareholder service fees – Class Y Shares	113

Net expenses	9,870,037

NET INVESTMENT INCOME (LOSS)	19,793,912

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(91,527,485)
Foreign currency	(622,762)

Net realized gain (loss)	(92,150,247)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	180,458,841
Translation of assets and liabilities in foreign currencies	414,629

Net change in unrealized appreciation (depreciation)	180,873,470

NET REALIZED AND UNREALIZED GAIN (LOSS)	88,723,223

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$108,517,135

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2023	Year Ended July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,256,604	$1,920,360
Net realized gain (loss)	4,086,585	21,250,065
Net change in unrealized appreciation (depreciation)	83,354,531	(156,725,788)

Net Increase (Decrease) in Net Assets Resulting from Operations	91,697,720	(133,555,363)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(14,651,205)	(54,087,151)
Class A Shares	(122,344)	(474,850)
Institutional Shares	(3,012,350)	(9,304,327)
Class Y Shares	(221,673)	(572,465)

Net Decrease in Net Assets from Distributions	(18,007,572)	(64,438,793)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	28,743,602	33,781,629
Net asset value of shares issued in reinvestment of distributions and dividends	16,499,985	59,547,412
Payments for shares redeemed	(74,207,370)	(76,933,665)
Redemption fees	-	224

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(28,963,783)	16,395,600

Total Increase (Decrease) in Net Assets	44,726,365	(181,598,556)

NET ASSETS
Beginning of period	$916,745,135	$1,098,343,691

End of period	$961,471,500	$916,745,135

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2023	Year Ended July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$220,891	$250,464
Net realized gain (loss)	(1,108,433)	(546,450)
Net change in unrealized appreciation (depreciation)	3,609,339	(4,455,022)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,721,797	(4,751,008)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(25,994)	(40,010)
Institutional Shares	(195,470)	(386,867)

Net Decrease in Net Assets from Distributions	(221,464)	(426,877)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	446,768	922,878
Net asset value of shares issued in reinvestment of distributions and dividends	221,254	426,681
Payments for shares redeemed	(1,858,552)	(1,294,530)
Redemption fees	-	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(1,190,530)	55,029

Total Increase (Decrease) in Net Assets	1,309,803	(5,122,856)

NET ASSETS
Beginning of period	$21,322,277	$26,445,133

End of period	$22,632,080	$21,322,277

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2023	Year Ended July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(37,948)	$(160,339)
Net realized gain (loss)	(1,960,207)	(1,908,248)
Net change in unrealized appreciation (depreciation)	2,396,059	(6,953,772)

Net Increase (Decrease) in Net Assets Resulting from Operations	397,904	(9,022,359)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	-	(764,084)
Institutional Shares	-	(637,340)

Net Decrease in Net Assets from Distributions	-	(1,401,424)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	6,787,475	5,156,026
Net asset value of shares issued in reinvestment of distributions and dividends	-	1,380,967
Payments for shares redeemed	(2,692,254)	(5,991,177)
Redemption fees	-	-

Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,095,221	545,816

Total Increase (Decrease) in Net Assets	4,493,125	(9,877,967)

NET ASSETS
Beginning of period	$28,752,922	$38,630,889

End of period	$33,246,047	$28,752,922

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2023	Year Ended July 31, 2022
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$19,793,912	$27,375,131
Net realized gain (loss)	(92,150,247)	(41,946,353)
Net change in unrealized appreciation (depreciation)	180,873,470	(307,145,612)

Net Increase (Decrease) in Net Assets Resulting from Operations	108,517,135	(321,716,834)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(4,451,329)	(3,017,144)
Class A Shares	(213,484)	(197,922)
Institutional Shares	(14,715,996)	(11,678,797)
Class Y Shares	(9,728,982)	(11,865,489)

Net Decrease in Net Assets from Distributions	(29,109,791)	(26,759,352)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	178,751,628	423,391,788
Net asset value of shares issued in reinvestment of distributions and dividends	23,163,056	21,950,922
Payments for shares redeemed	(707,766,547)	(403,422,877)
Redemption fees	-	1,054

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(505,851,863)	41,920,887

Total Increase (Decrease) in Net Assets	(426,444,519)	(306,555,299)

NET ASSETS
Beginning of period	$1,269,417,038	$1,575,972,337

End of period	$842,972,519	$1,269,417,038

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023	2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$28.71	$34.82		$26.72		$22.48		$24.18

Income from investment operations:
Net investment income (loss)	0.16	0.03		0.08		0.15	[1]	0.18
Net realized and unrealized gain (loss) on investments	2.80	(4.08)		8.74		4.69	[1]	0.81

Total Income (loss) From Investment Operations	2.96	(4.05)		8.82		4.84		0.99

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.11)	(0.01)		(0.09)		(0.14)		(0.21)
Distributions to shareholders from net realized gain	(0.44)	(2.05)		(0.63)		(0.46)		(2.48)

Total Distributions	(0.55)	(2.06)		(0.72)		(0.60)		(2.69)

Redemption fee proceeds [1]	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$31.12	$28.71		$34.82		$26.72		$22.48

Total return	10.60%	(12.65)%		33.43%		21.98%		6.31%
Portfolio turnover	9%	6%		23%		21%		95%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$810	$776		$927		$719		$643
Ratio of expenses to average net assets	1.00%	1.05%		1.09%		1.08%	[3,4]	1.07%	[3,4]
Ratio of gross expenses to average net assets	1.00%	1.05%		1.09%		1.09%		1.09%
Ratio of net investment income (loss) to average net assets	0.45%	0.14%		0.24%		0.65%		0.96%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.07% for the year ended July 31, 2019 and 1.08% for the year ended July 31, 2020.

4 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023		2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$28.66		$34.79		$26.70		$22.46		$24.17

Income from investment operations:
Net investment income (loss)	(0.73)		(0.12)		(0.46)		0.15	[1]	0.23
Net realized and unrealized gain (loss) on investments	3.65		(3.94)		9.27		4.69	[1]	0.75

Total Income (loss) From Investment Operations	2.92		(4.06)		8.81		4.84		0.98

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.12)		(0.02)		(0.09)		(0.14)		(0.21)
Distributions to shareholders from net realized gain	(0.44)		(2.05)		(0.63)		(0.46)		(2.48)

Total Distributions	(0.56)		(2.07)		(0.72)		(0.60)		(2.69)

Redemption fee proceeds [1]	-		-		-		-		0.00	[2]

Net asset value, end of period	$31.02		$28.66		$34.79		$26.70		$22.46

Total return [3]	10.48%		(12.67)%		33.42%		22.01%		6.28%
Portfolio turnover	9%		6%		23%		21%		95%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$6		$6		$8		$6		$7
Ratio of expenses to average net assets	1.09%	[4]	1.09%	[4]	1.09%	[4]	1.09%	[4,5]	1.09%	[4,5]
Ratio of gross expenses to average net assets	1.34%		1.37%		1.31%		1.47%		1.43%
Ratio of net investment income (loss) to average net assets	0.35%		0.10%		0.24%		0.64%		0.95%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions.

4 Reflects a waiver of fees by the Manager, the Sponsor and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.09% for the year ended July 31, 2019 and 1.09% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023	2022	2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$28.56	$34.60	$26.59		$22.41		$24.18

Income from investment operations:
Net investment income (loss)	0.18	0.12	0.28		0.23	[1]	0.08
Net realized and unrealized gain (loss) on investments	2.83	(4.05)	8.60		4.67	[1]	0.98

Total Income (loss) From Investment Operations	3.01	(3.93)	8.88		4.90		1.06

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.25)	(0.06)	(0.24)		(0.26)		(0.35)
Distributions to shareholders from net realized gain	(0.44)	(2.05)	(0.63)		(0.46)		(2.48)

Total Distributions	(0.69)	(2.11)	(0.87)		(0.72)		(2.83)

Redemption fee proceeds [1]	-	-	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$30.88	$28.56	$34.60		$26.59		$22.41

Total return	10.91%	(12.36)%	33.89%		22.43%		6.69%
Portfolio turnover	9%	6%	23%		21%		95%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$134	$125	$154		$113		$99
Ratio of expenses to average net assets	0.71%	0.73%	0.74%		0.74%	[3]	0.74%	[3,4]
Ratio of gross expenses to average net assets	0.71%	0.73%	0.74%		0.74%		0.76%
Ratio of net investment income (loss) to average net assets	0.73%	0.46%	0.59%		0.99%		1.31%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.74% for the year ended July 31, 2019 and 0.74% for the year ended July 31, 2020.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND — CLASS Y SHARES (FORMERLY CLASS R SHARES)

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023		2022		2021		2020		2019
For a share outstanding for the period:
Net Asset Value, beginning of period	$28.60		$34.66		$26.62		$22.42		$24.18

Income from investment operations:
Net investment income (loss)	5.43		7.56		7.50		0.21	[1]	3.04
Net realized and unrealized gain (loss) on investments	(2.44)		(11.52)		1.37		4.68	[1]	(2.00)

Total Income (loss) From Investment Operations	2.99		(3.96)		8.87		4.89		1.04

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.23)		(0.05)		(0.20)		(0.23)		(0.32)
Distributions to shareholders from net realized gain	(0.44)		(2.05)		(0.63)		(0.46)		(2.48)

Total Distributions	(0.67)		(2.10)		(0.83)		(0.69)		(2.80)

Redemption fee proceeds [1]	-		-		0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$30.92		$28.60		$34.66		$26.62		$22.42

Total return	10.78%		(12.42)%		33.81%		22.34%		6.62%
Portfolio turnover	9%		6%		23%		21%		95%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$11		$9		$10		$6		$20
Ratio of expenses to average net assets	0.80%	[3]	0.80%	[3]	0.80%	[3]	0.79%	[3,4]	0.80%	[3,4]
Ratio of gross expenses to average net assets	0.95%		1.02%		1.05%		0.94%		0.88%
Ratio of net investment income (loss) to average net assets	0.64%		0.40%		0.51%		0.92%		1.23%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.80% for the year ended July 31, 2019 and 0.79% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,				For the Period November 30, 2020 (commencement of operations) through July 31, 2021
	2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$8.96		$11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.08		0.08		0.04
Net realized and unrealized gain (loss) on investments	1.14		(2.05)		1.09

Total Income (loss) From Investment Operations	1.22		(1.97)		1.13

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.09)		(0.07)		(0.05)
Distributions to shareholders from net realized gain	-		(0.08)		-

Total Distributions	(0.09)		(0.15)		(0.05)

Redemption fee proceeds [1]	-		-		0.00	[2]

Net asset value, end of period	$10.09		$8.96		$11.08

Total return [3]	13.60%		(17.88)%		11.31%
Portfolio turnover	18%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$3		$3		$2
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]
Ratio of gross expenses to average net assets	4.32%		4.36%		4.88%
Ratio of net investment income (loss) to average net assets	0.85%		0.84%		0.80%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI INTERNATIONAL OPPORTUNITIES FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,				For the Period November 30, 2020 (commencement of operations) through July 31, 2021
	2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$8.96		$11.08		$10.00

Income from investment operations:
Net investment income (loss)	0.10		0.11		0.06
Net realized and unrealized gain (loss) on investments	1.14		(2.05)		1.08

Total Income (loss) From Investment Operations	1.24		(1.94)		1.14

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.10)		(0.10)		(0.06)
Distributions to shareholders from net realized gain	-		(0.08)		-

Total Distributions	(0.10)		(0.18)		(0.06)

Redemption fee proceeds [1]	-		-		-

Net asset value, end of period	$10.10		$8.96		$11.08

Total return [2]	13.88%		(17.65)%		11.44%
Portfolio turnover	18%		20%		16%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$19		$19		$24
Ratio of expenses to average net assets	1.15%	[3]	1.15%	[3]	1.15%	[3]
Ratio of gross expenses to average net assets	2.19%		1.79%		2.00%
Ratio of net investment income (loss) to average net assets	1.09%		1.03%		0.84%

1 Based on average shares outstanding.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,						For the Period April 1, 2020 (commencement of operations) through July 31, 2020
	2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$13.79		$19.06		$15.28		$10.00

Income from investment operations:
Net investment income (loss)	(0.03)		(0.10)		(0.12)		(0.02)
Net realized and unrealized gain (loss) on investments	0.13		(4.45)		4.54		5.30

Total Income (loss) From Investment Operations	0.10		(4.55)		4.42		5.28

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		-		-		-
Distributions to shareholders from net realized gain	-		(0.72)		(0.64)		-

Total Distributions	-		(0.72)		(0.64)		-

Redemption fee proceeds [1]	-		-		0.00	[2]	-

Net asset value, end of period	$13.89		$13.79		$19.06		$15.28

Total return [3]	0.73%		(24.60)%		28.94%		52.80%
Portfolio turnover	39%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$18		$16		$19		$7
Ratio of expenses to average net assets	1.40%	[4]	1.40%	[4]	1.40%	[4]	1.37%	[4,5]
Ratio of gross expenses to average net assets	2.05%		1.99%		2.12%		3.95%
Ratio of net investment income (loss) to average net assets	(0.25)%		(0.59)%		(0.87)%		(0.94)%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.37% for the period ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI SUSTAINABLE SOLUTIONS FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,						For the Period April 1, 2020 (commencement of operations) through July 31, 2020
	2023		2022		2021
For a share outstanding for the period:
Net asset value, beginning of period	$13.85		$19.12		$15.29		$10.00

Income from investment operations:
Net investment income (loss)	(0.00)	[1]	(0.06)		(0.10)		(0.02)
Net realized and unrealized gain (loss) on investments	0.13		(4.46)		4.57		5.31

Total Income (loss) From Investment Operations	0.13		(4.52)		4.47		5.29

Less dividends and/or distributions:
Dividends to shareholders from net investment income	-		(0.03)		-		-
Distributions to shareholders from net realized gain	-		(0.72)		(0.64)		-

Total Distributions	-		(0.75)		(0.64)		-

Redemption fee proceeds [2]	-		-		-		-

Net asset value, end of period	$13.98		$13.85		$19.12		$15.29

Total return [3]	0.94%		(24.39)%		29.25%		52.90%
Portfolio turnover	39%		51%		65%		10%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$16		$13		$19		$12
Ratio of expenses to average net assets	1.15%	[4]	1.15%	[4]	1.15%	[4]	1.12%	[4,5]
Ratio of gross expenses to average net assets	1.53%		1.40%		1.43%		2.89%
Ratio of net investment income (loss) to average net assets	0.02%		(0.37)%		(0.62)%		(0.61)%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Not annualized for periods less than one year.

4 Reflects a waiver of fees by the Manager and the Sponsor of the Fund.

5 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.12% for the period ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023	2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$7.39	$9.29		$7.28		$7.74		$8.72

Income from investment operations:
Net investment income (loss)	0.21	0.16		0.19		0.08		0.15
Net realized and unrealized gain (loss) on investments	0.76	(1.95)		1.94		(0.33)		(0.77)

Total Income (loss) From Investment Operations	0.97	(1.79)		2.13		(0.25)		(0.62)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.20)	(0.11)		(0.12)		(0.21)		(0.13)
Distributions to shareholders from net realized gain	-	-		-		-		(0.23)

Total Distributions	(0.20)	(0.11)		(0.12)		(0.21)		(0.36)

Redemption fee proceeds [1]	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$8.16	$7.39		$9.29		$7.28		$7.74

Total return	13.17%	(19.23)%		29.34%		(3.49)%		(6.81)%
Portfolio turnover	90%	88%		88%		98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$171	$201		$292		$397		$432
Ratio of expenses to average net assets	1.33%	1.34%		1.37%		1.36%	[3,4]	1.41%	[3]
Ratio of gross expenses to average net assets	1.33%	1.34%		1.37%		1.38%		1.41%
Ratio of net investment income (loss) to average net assets	1.75%	1.40%		1.32%		0.93%		1.70%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.41% for the year ended July 31, 2019 and 1.36% for the year ended July 31, 2020.

4 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS A SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023	2022	2021	2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$7.90	$9.91	$7.77	$8.22		$9.18

Income from investment operations:
Net investment income (loss)	0.67	0.21	0.25	0.14		0.34
Net realized and unrealized gain (loss) on investments	0.36	(2.12)	2.02	(0.42)		(0.99)

Total Income (loss) From Investment Operations	1.03	(1.91)	2.27	(0.28)		(0.65)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.18)	(0.10)	(0.13)	(0.17)		(0.08)
Distributions to shareholders from net realized gain	-	-	-	-		(0.23)

Total Distributions	(0.18)	(0.10)	(0.13)	(0.17)		(0.31)

Redemption fee proceeds [1]	-	-	-	-		0.00	[2]

Net asset value, end of period	$8.75	$7.90	$9.91	$7.77		$8.22

Total return [3]	13.17%	(19.26)%	29.31%	(3.58)%		(6.83)%
Portfolio turnover	90%	88%	88%	98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$10	$15	$21	$21		$27
Ratio of expenses to average net assets	1.39%	1.37%	1.38%	1.40%	[4,5]	1.43%	[4]
Ratio of gross expenses to average net assets	1.39%	1.37%	1.38%	1.54%		1.43%
Ratio of net investment income (loss) to average net assets	1.63%	1.37%	1.27%	0.86%		1.41%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Total return does not reflect sales commissions.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.43% for the year ended July 31, 2019 and 1.41% for the year ended July 31, 2020.

5 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023	2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$7.30	$9.19		$7.23		$7.69		$8.70

Income from investment operations:
Net investment income (loss)	0.16	0.16		0.16		0.09		0.18
Net realized and unrealized gain (loss) on investments	0.82	(1.89)		1.99		(0.30)		(0.78)

Total Income (loss) From Investment Operations	0.98	(1.73)		2.15		(0.21)		(0.60)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.26)	(0.16)		(0.19)		(0.25)		(0.18)
Distributions to shareholders from net realized gain	-	-		-		-		(0.23)

Total Distributions	(0.26)	(0.16)		(0.19)		(0.25)		(0.41)

Redemption fee proceeds [1]	-	0.00	[2]	0.00	[2]	0.00	[2]	0.00	[2]

Net asset value, end of period	$8.02	$7.30		$9.19		$7.23		$7.69

Total return	13.66%	(18.88)%		29.80%		(3.05)%		(6.49)%
Portfolio turnover	90%	88%		88%		98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$407	$525		$636		$473		$524
Ratio of expenses to average net assets	0.92%	0.89%		0.91%		0.95%	[3]	1.01%	[3]
Ratio of gross expenses to average net assets	0.92%	0.89%		0.91%		0.95%		1.01%
Ratio of net investment income (loss) to average net assets	2.11%	1.91%		1.79%		1.33%		2.30%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.01% for the year ended July 31, 2019 and 0.95% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT INTERNATIONAL EQUITY FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023	2022	2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$7.30	$9.20	$7.23		$7.70		$8.71

Income from investment operations:
Net investment income (loss)	0.19	0.16	0.11		0.12		0.23
Net realized and unrealized gain (loss) on investments	0.79	(1.90)	2.04		(0.35)		(0.83)

Total Income (loss) From Investment Operations	0.98	(1.74)	2.15		(0.23)		(0.60)

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.25)	(0.16)	(0.18)		(0.24)		(0.18)
Distributions to shareholders from net realized gain	-	-	-		-		(0.23)

Total Distributions	(0.25)	(0.16)	(0.18)		(0.24)		(0.41)

Redemption fee proceeds [1]	-	-	0.00	[2]	-		-

Net asset value, end of period	$8.03	$7.30	$9.20		$7.23		$7.70

Total return	13.67%	(19.01)%	29.88%		(3.28)%		(6.50)%
Portfolio turnover	90%	88%	88%		98%		77%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$256	$528	$627		$174		$238
Ratio of expenses to average net assets	0.96%	0.95%	0.98%		1.06%	[3]	1.13%	[3]
Ratio of gross expenses to average net assets	0.96%	0.95%	0.98%		1.06%		1.13%
Ratio of net investment income (loss) to average net assets	2.09%	1.87%	1.82%		1.26%		2.81%

1 Based on average shares outstanding.

2 Amount represents less than $0.005 per share.

3 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 1.13% for the year ended July 31, 2019 and 1.06% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2023

1. ORGANIZATION

The Domini Investment Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Domini Investment Trust comprises five separate series: Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, Domini Impact International Equity Fund and Domini Impact Bond Fund (each the “Fund,” collectively the “Funds”). The financial statements of the Domini Impact Bond Fund are included on page 134 of this report. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Domini Impact Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Domini International Opportunities Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Sustainable Solutions Fund offers two classes of shares: Investor shares and Institutional shares. The Domini Impact International Equity Fund offers four classes of shares: Investor shares, Class A shares, Institutional shares, and Class Y shares. The Investor shares, Institutional shares and Class Y shares are sold at their offering price, which is net asset value. The Class A shares are sold with a front-end sales charge (load) of up to 4.75%.

All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, directly attributable to that class. The Funds seek to provide their shareholders with long-term total return.

2. SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Funds’ significant accounting policies.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

(A) Valuation of Investments. Securities listed or traded on national securities exchanges are generally valued at the last sale price reported by the security’s primary exchange or, if there have been no sales that day, at the mean of the current bid and ask price that represents the current value of the security. Securities listed on the NASDAQ National Market System are valued using the NASDAQ Official Closing Price (the ’NOCP’). If an NOCP is not available for a security listed on the NASDAQ National Market System, the security will be valued at the last sale price or, if there have been no sales that day, at the mean of the current bid and ask price.

Securities for which market quotations are not readily available or are considered to be unreliable are valued at fair value as determined in good faith by Domini Impact Investments LLC (Domini), the Funds’ valuation designee.

Effective September 8, 2022, Domini was designated as the Funds’ valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Funds’ Board of Trustees.

The Domini International Opportunities Fund, Domini Sustainable Solutions Fund and Domini Impact International Equity Fund may invest primarily in the stocks of non-U.S. companies. Non-U.S. equity securities are valued on the basis of their most recent closing market prices at 4 p.m. Eastern Time on each day that the NYSE is open for trading except under the circumstances described herein. Most non-U.S. markets close before 4 p.m. Eastern Time. If Domini determines that developments between the close of the non-U.S. market and 4 p.m. Eastern Time will, in its judgment, materially affect the value of some or all of the Funds’ securities, it will adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. Eastern Time. In deciding whether to make these adjustments, Domini reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Domini may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. Outside pricing services approved by Domini may be used to provide closing market prices and information used for adjusting those prices. The fair value for a foreign security reported on by such service with a confidence level approved by Domini generally shall be the value provided by such service.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used by the Domini Impact Equity Fund, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$83,103,437	$-	$-	$83,103,437
Consumer Discretionary	108,867,394	-	-	108,867,394
Consumer Staples	60,136,162	-	-	60,136,162
Financials	115,206,931	-	-	115,206,931
Health Care	130,862,994	-	-	130,862,994
Industrials	69,282,493	-	-	69,282,493
Information Technology	332,275,991	-	-	332,275,991
Materials	23,118,299	-	-	23,118,299
Real Estate	25,778,348	-	-	25,778,348
Utilities	5,941,199	-	-	5,941,199

Total	$954,573,248	$-	$-	$954,573,248

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

The following is a summary of the inputs used by the Domini International Opportunities Fund, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$-	$448,570	$-	$448,570
Austria	-	63,605	-	63,605
Belgium	-	101,147	-	101,147
Canada	371,955	-	-	371,955
China	-	205,628	-	205,628
Denmark	-	1,184,586	-	1,184,586
Finland	-	265,404	-	265,404
France	-	1,841,248	-	1,841,248
Germany	-	1,994,534	-	1,994,534
Hong Kong	-	547,080	-	547,080
Ireland	141,431	128,582	-	270,013
Italy	-	251,270	-	251,270
Japan	-	4,545,622	-	4,545,622
Luxembourg	-	26,690	-	26,690
Netherlands	-	1,705,861	-	1,705,861
New Zealand	-	28,742	-	28,742
Norway	-	114,140	-	114,140
Singapore	-	263,261	-	263,261
South Africa	37,275	-	-	37,275
Spain	-	731,267	-	731,267
Sweden	64,342	656,736	-	721,078
Switzerland	62,827	1,834,644	-	1,897,471
United Kingdom	12,208	2,156,554	-	2,168,762
United States	1,185,568	799,313	-	1,984,881

Total	$1,875,606	$19,894,484	$-	$21,770,090

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

The following is a summary of the inputs used by the Domini Sustainable Solutions Fund, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Communication Services	$710,610	$-	$-	$710,610
Consumer Discretionary	2,253,886	1,330,544	-	3,584,430
Consumer Staples	-	557,792	-	557,792
Financials	1,310,059	3,045,043	-	4,355,102
Health Care	3,230,972	1,614,457	-	4,845,429
Industrials	3,402,938	4,642,153	-	8,045,091
Information Technology	7,993,927	1,038,241	-	9,032,168
Real Estate	1,400,294	-	-	1,400,294

Total	$20,302,686	$12,228,230	$-	$32,530,916

The following is a summary of the inputs used by the Domini Impact International Equity Fund, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Common Stocks
Australia	$-	$62,010,655	$-	$62,010,655
Austria	-	1,074,006	-	1,074,006
Belgium	-	6,846,114	-	6,846,114
Brazil	13,579,376	-	-	13,579,376
China	-	2,094,792	-	2,094,792
Denmark	-	44,315,741	-	44,315,741
Finland	-	4,467,024	-	4,467,024
France	-	71,625,913	-	71,625,913
Germany	-	43,399,876	-	43,399,876
Hong Kong	-	9,367,698	-	9,367,698
Hungary	2,537,284	-	-	2,537,284
India	-	450,273	-	450,273
Ireland	24,042,721	-	-	24,042,721
Israel	3,949,744	-	-	3,949,744
Italy	-	28,353,996	-	28,353,996
Japan	-	179,587,737	-	179,587,737
Mexico	11,107,960	-	-	11,107,960

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Netherlands	$-	$55,447,597	$-	$55,447,597
Norway	-	3,692,437	-	3,692,437
Singapore	-	10,138,329	-	10,138,329
South Korea	-	9,257,639	-	9,257,639
Spain	-	23,632,122	-	23,632,122
Sweden	-	24,168,870	-	24,168,870
Switzerland	-	55,014,506	-	55,014,506
Taiwan	-	11,186,543	-	11,186,543
Thailand	8,445,413	3,406,475	-	11,851,888
United Kingdom	-	91,314,851	-	91,314,851
United States	-	21,924,059	-	21,924,059

Total	$63,662,498	$762,777,253	$-	$826,439,751

(B) Foreign Currency Translation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Funds do not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Funds purchase or sell foreign securities, they enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

As of July 31, 2023, open foreign currency spot contracts were as follows:

Domini Impact Equity Fund	$-

Domini International Opportunities Fund	163,262
Domini Sustainable Solutions Fund	-
Domini Impact International Equity Fund	4,924,851

(D) Investment Transactions, Investment Income and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income, net of any applicable withholding tax, is recorded on the ex-dividend date or for certain foreign securities, when the information becomes available to the Funds. The Funds earn income daily, net of Fund expenses. Dividends to shareholders of the Domini Impact Equity Fund are usually declared and paid quarterly from net investment income. Dividends to shareholders of the Domini International Opportunities Fund, the Domini Sustainable Solutions Fund and the Domini Impact International Equity Fund are usually declared and paid semiannually from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Funds’ components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(E) Federal Taxes. Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of July 31, 2023, tax years 2019 through 2022 remain subject to examination by the Funds’ major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(F) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Funds’ redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Funds. Such fees are retained by the Funds and are recorded as an adjustment to paid-in capital.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

The redemption fee was waived by the Funds’ Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(G) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(H) Indemnification. The Funds’ organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Sponsor. The Funds have retained Domini to serve as investment manager and administrator. Domini is registered as an investment adviser under the Investment Advisers Act of 1940. The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services. The administrative services include the provision of general office facilities and supervising the overall administration of the Funds. For its services under the Management Agreements, Domini receives from each Fund a fee accrued daily and paid monthly at the annual rate below of the respective Funds’ average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.20% of the first $2 billion of net assets managed,
0.19% of the next $1 billion of net assets managed, and
0.18% of net assets managed in excess of $3 billion

Domini International Opportunities Fund	0.85% of the first $2 billion of net assets managed,
0.83% of the next $1 billion of net assets managed, and
0.80% of the net assets managed in excess of $3 billion

Domini Sustainable Solutions Fund	0.85% of the first $500 million of net assets managed,
0.83% of the next $500 million of net assets managed, and,
0.80% of net assets managed in excess of $1 billion

Domini Impact International Equity Fund	0.96% of the first $250 million of net assets managed,
0.88% of the next $250 million of net assets managed, and
0.785% of net assets managed in excess of $500 million

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

Pursuant to a Sponsorship Agreement (with respect to the Domini Impact Equity Fund) Domini provides the Fund with the administrative personnel and services necessary to operate the Fund. In addition to general administrative services and facilities for the Fund similar to those provided by Domini under the Management Agreement, Domini answers questions from the general public and the media regarding the securities holdings of the Fund. For these services and facilities, Domini receives fees accrued daily and paid monthly from the Fund at the annual rate below of the respective Fund’s average daily net assets before any fee waivers:

Domini Impact Equity Fund	0.45% of the first $ 2 billion of net assets managed,
0.44% of the next $1 billion of net assets managed, and
0.43% of net assets managed in excess of $3 billion

Effective November 30, 2022, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses of the Funds (excluding brokerage fees and commissions, “interest, taxes” and other extraordinary expenses) until November 30, 2023, absent an earlier modification as mutually agreed to by the Adviser and Board of Trustees which oversees the Fund, in order to limit the annual operating expenses of each share class, net of applicable waivers and reimbursements, as follows:

Domini Impact Equity Fund Investor Shares	1.09%
Domini Impact Equity Fund Class A Shares	1.09%
Domini Impact Equity Fund Institutional Shares	0.74%
Domini Impact Equity Fund Class Y Shares	0.80%
Domini International Opportunities Fund Investor Shares	1.40%
Domini International Opportunities Fund Institutional Shares	1.15%
Domini Sustainable Solutions Fund Investor Shares	1.40%
Domini Sustainable Solutions Fund Institutional Shares	1.15%
Domini Impact International Equity Fund Class A Shares	1.40%
Domini Impact International Equity Fund Class Y Shares	1.12%

For the year ended July 31, 2023, Domini waived fees and reimbursed expenses as follows:

	FEES WAIVED	EXPENSES REIMBURSED

Domini Impact Equity Fund	$-	$14,339
Domini International Opportunities Fund	-	262,078
Domini Sustainable Solutions Fund	-	116,121
Domini Impact International Equity Fund	-	-

As of July 31, 2023, Domini owned less than 2% of any class of the outstanding shares of each Fund.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

(B) Submanager. SSGA Funds Management, Inc. (“SSGA”) provides investment submanagement services to the Domini Impact Equity Fund, Domini International Opportunities Fund, and Domini Sustainable Solutions Fund on a day-to day basis pursuant to a Submanagement Agreement with Domini. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment submanagement services to the Domini Impact International Equity Fund on a day-to day basis pursuant to a Submanagement Agreement with Domini.

The fees for submanagement services are paid by the adviser and are not an incremental Fund expense. For the year ended July 31, 2023, the fees received by each Fund’s submanager were as follows:

Domini Impact Equity Fund	$224,693
Domini International Opportunities Fund	175,000
Domini Sustainable Solutions Fund	175,000
Domini Impact International Equity Fund	3,926,731

(C) Distributor. The Board of Trustees of the Funds has adopted a Distribution Plan with respect to the Funds’ Investor shares and Class A shares in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Funds pay expenses incurred in connection with the sale of Investor shares and Class A shares and pay DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares and Class A shares. For the year ended July 31, 2023, fees waived were as follows:

FEES WAIVED
Domini Impact Equity Fund Investor Shares	$-
Domini Impact Equity Fund Class A Shares	14,820
Domini International Opportunities Fund Investor Shares	6,781
Domini Sustainable Solutions Fund Investor Shares	40,357
Domini Impact International Equity Fund Investor Shares	-
Domini Impact International Equity Fund Class A Shares	-

DSIL, the Funds’ Distributor, retained front-end sales charges, net of commissions paid to unaffiliated brokers/dealers, related to the sale of Class A shares. Front-end sales charges do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of Fund shares prior to investment. For the year ended July 31, 2023, DSIL retained sales charges of

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

$1,196, and $421 from the Domini Impact Equity Fund Class A Shares and the Domini Impact International Equity Fund Class A shares, respectively.

(D) Shareholder Service Agent. The Trust has retained Domini to provide certain shareholder services with respect to the Funds and their shareholders, which services were previously provided by the former transfer agent for the funds or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Solutions, LLC (“Ultimus”), pursuant to a master services agreement between each Fund and Ultimus. Ultimus acts as the transfer agent and provides certain shareholder servicing for the Funds. For these services, Domini receives fees from each Fund paid monthly at an annual rate of $4.00 per active account. For the year ended July 31, 2023, there were no fees waived.

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $32,000. The Lead Independent Trustee and Chair of the Audit Committee receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,000 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a Trustee participates at an in-person meeting by telephone or video conference). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of July 31, 2023, all Trustees and officers of the Trust as a group owned less than 3% of each Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2023, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASE	SALES
Domini Impact Equity Fund	$78,640,752	$80,965,853
Domini International Opportunities Fund	3,585,862	4,539,073
Domini Sustainable Solutions Fund	16,802,769	10,534,139
Domini Impact International Equity Fund	864,553,915	1,381,184,208

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

5. SHARES OF BENEFICIAL INTEREST

At July 31, 2023, there was an unlimited number of shares authorized ($0.00001 par value). Transactions in the Funds’ shares were as follows:

	Year Ended July 31,
	2023		2022
	Shares	Amount	Shares	Amount

Domini Impact Equity Fund

Investor Shares
Shares sold	551,899	$15,313,593	640,000	$20,742,061
Shares issued in reinvestment of dividends and distributions	523,229	14,165,399	1,506,831	52,184,644
Shares redeemed	(2,058,545)	(57,362,040)	(1,751,515)	(56,415,893)
Redemption fees	-	-	-	224

Net increase (decrease)	(983,417)	$(27,883,048)	395,316	$16,511,036

Class A Shares
Shares sold	7,389	$206,203	9,184	$319,581
Shares issued in reinvestment of dividends and distributions	3,790	102,339	12,760	440,944
Shares redeemed	(32,539)	(901,208)	(26,248)	(805,563)
Redemption fees	-	-	-	-

Net decrease	(21,360)	$(592,666)	(4,304)	$(45,038)

Institutional Shares
Shares sold	410,659	$11,102,556	341,565	$10,833,984
Shares issued in reinvestment of dividends and distributions	74,735	2,010,574	185,197	6,349,359
Shares redeemed	(543,164)	(14,727,494)	(580,624)	(18,500,644)
Redemption fees	-	-	-	-

Net decrease	(57,770)	$(1,614,364)	(53,862)	$(1,317,301)

Class Y Shares
Shares sold	77,747	$2,121,250	66,196	$1,886,003
Shares issued in reinvestment of dividends and distributions	8,222	221,673	16,672	572,465
Shares redeemed	(43,796)	(1,216,628)	(37,462)	(1,211,565)
Redemption fees	-	-	-	-

Net increase	42,173	$1,126,295	45,406	$1,246,903

Total
Shares sold	1,047,694	$28,743,602	1,056,945	$33,781,629
Shares issued in reinvestment of dividends and distributions	609,976	16,499,985	1,721,460	59,547,412
Shares redeemed	(2,678,044)	(74,207,370)	(2,395,849)	(76,933,665)
Redemption fees	-	-	-	224

Net increase (decrease)	(1,020,374)	$(28,963,783)	382,556	$16,395,600

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

	Year Ended July 31,
	2023		2022
	Shares	Amount	Shares	Amount

Domini International Opportunities Fund

Investor Shares
Shares sold	42,113	$391,759	74,077	$772,878
Shares issued in reinvestment of dividends and distributions	2,626	25,784	4,105	39,814
Shares redeemed	(20,490)	(176,902)	(8,750)	(84,434)
Redemption fees	-	-	-	-

Net increase	24,249	$240,641	69,432	$728,258

Institutional Shares
Shares sold	5,760	$55,009	14,111	$150,000
Shares issued in reinvestment of dividends and distributions	19,969	195,470	39,300	386,867
Shares redeemed	(186,600)	(1,681,650)	(130,732)	(1,210,096)
Redemption fees	-	-	-	-

Net decrease	(160,871)	$(1,431,171)	(77,321)	$(673,229)

Total
Shares sold	47,873	$446,768	88,188	$922,878
Shares issued in reinvestment of dividends and distributions	22,595	221,254	43,405	426,681
Shares redeemed	(207,090)	(1,858,552)	(139,482)	(1,294,530)
Redemption fees	-	-	-	-

Net increase (decrease)	(136,622)	$(1,190,530)	(7,889)	$55,029

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

	Year Ended July 31,
	2023		2022
	Shares	Amount	Shares	Amount

Domini Sustainable Solutions Fund

Investor Shares
Shares sold	202,826	$2,665,318	263,358	$4,364,119
Shares issued in reinvestment of dividends and distributions	-	-	44,625	762,202
Shares redeemed	(103,518)	(1,358,190)	(155,586)	(2,539,380)
Redemption fees	-	-	-	-

Net increase	99,308	$1,307,128	152,397	$2,586,941

Institutional Shares
Shares sold	307,377	$4,122,157	55,357	$791,907
Shares issued in reinvestment of dividends and distributions	-	-	36,122	618,765
Shares redeemed	(100,633)	(1,334,064)	(186,297)	(3,451,797)
Redemption fees	-	-	-	-

Net increase (decrease)	206,744	$2,788,093	(94,818)	$(2,041,125)

Total
Shares sold	510,203	$6,787,475	318,715	$5,156,026
Shares issued in reinvestment of dividends and distributions	-	-	80,747	1,380,967
Shares redeemed	(204,151)	(2,692,254)	(341,883)	(5,991,177)
Redemption fees	-	-	-	-

Net increase	306,052	$4,095,221	57,579	$545,816

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

	Year Ended July 31,
	2023		2022
	Shares	Amount	Shares	Amount

Domini Impact International Equity Fund

Investor Shares
Shares sold	2,623,085	$19,237,274	4,110,647	$35,883,354
Shares issued in reinvestment of dividends and distributions	479,546	3,701,571	341,085	2,587,548
Shares redeemed	(9,313,414)	(68,347,622)	(8,738,393)	(74,017,365)
Redemption fees	-	-	-	322

Net decrease	(6,210,783)	$(45,408,777)	(4,286,661)	$(35,546,141)

Class A Shares
Shares sold	217,893	$1,726,830	393,681	$3,600,529
Shares issued in reinvestment of dividends and distributions	24,849	206,482	23,207	186,931
Shares redeemed	(1,003,589)	(7,955,641)	(643,836)	(5,901,972)
Redemption fees	-	-	-	-

Net decrease	(760,847)	$(6,022,329)	(226,948)	$(2,114,512)

Institutional Shares
Shares sold	10,870,034	$78,209,207	18,809,690	$157,920,292
Shares issued in reinvestment of dividends and distributions	1,334,355	10,064,963	1,002,033	7,769,188
Shares redeemed	(33,454,953)	(244,554,818)	(17,007,125)	(138,811,340)
Redemption fees	-	-	-	732

Net increase (decrease)	(21,250,564)	$(156,280,648)	2,804,598	$26,878,872

Class Y Shares
Shares sold	10,917,784	$79,578,317	26,185,395	$225,987,613
Shares issued in reinvestment of dividends and distributions	1,221,504	9,190,040	1,471,214	11,407,255
Shares redeemed	(52,661,225)	(386,908,466)	(23,483,647)	(184,692,200)
Redemption fees	-	-	-	-

Net increase (decrease)	(40,521,937)	$(298,140,109)	4,172,962	$52,702,668

Total
Shares sold	24,628,796	$178,751,628	49,499,413	$423,391,788
Shares issued in reinvestment of dividends and distributions	3,060,254	23,163,056	2,837,539	21,950,922
Shares redeemed	(96,433,181)	(707,766,547)	(49,873,001)	(403,422,877)
Redemption fees	-	-	-	1,054

Net increase (decrease)	(68,744,131)	$(505,851,863)	2,463,951	$41,920,887

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

6. FEDERAL TAX STATUS

The tax basis of the components of net assets for the Funds at July 31, 2023, are as follows:

	Domini Impact Equity Fund	Domini International Opportunities Fund	Domini Sustainable Solutions Fund	Domini Impact International Equity Fund

Undistributed ordinary Income	$168,969	$47,320	$-	$5,556,277
Undistributed capital gains	2,594,361	-	-	-
Unrealized appreciation/(depreciation)	410,136,043	1,232,359	4,740,466	108,710,941
Capital losses, other losses and other temporary differences	-	(1,444,460)	(4,577,506)	(190,655,404)
Late-year ordinary and post-Oct capital loss deferrals	-	-	-	-

Distributable net earnings/(deficit)	$412,899,373	$(164,781)	$162,960	$(76,388,186)

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2023, the Domini International Opportunities Fund had a short-term capital loss carryover of $116,687 and long-term capital loss carryover of $1,327,773, the Domini Sustainable Solutions Fund had a short-term capital loss carryover of $4,463,467 and long-term capital loss carryover of $114,039, and the Domini Impact International Equity Fund had a short-term capital loss carryover of $142,281,319 and long-term capital loss carryover of $48,374,085.

For tax purposes, the Funds may elect to defer any portion of a post-October capital loss deferral or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2023, the Funds have no deferred post-October capital losses.

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

For federal income tax purposes, dividends paid were characterized as follows:

	Domini Impact Equity Fund		Domini International Opportunities Fund		Domini Sustainable Solutions Fund		Domini Impact International Equity Fund
	Year Ended July 31,		Year Ended July 31,		Year Ended July 31,		Year Ended July 31,
	2023	2022	2023	2022	2023	2022	2023	2022
Ordinary income	$4,186,630	$5,844,084	$221,464	$426,877	$-	$49,109	$29,109,791	$26,759,352
Long-term capital gain	13,820,942	58,594,709	-	-	-	1,352,315	-	-

Total	$18,007,572	$64,438,793	$221,464	$426,877	$-	$1,401,424	$29,109,791	$26,759,352

The Funds are subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Funds did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

7. SUBSEQUENT EVENTS

Effective August 1, 2023, each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $35,000. Each Independent Trustee also receives $1,000 for attending each quarterly meeting of the Board of the Trust. The Nominating Committee Chair receives an additional fee of $5,000 per year.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, inflation, changes in interest or currency rates, the spread of infectious illness or other public health issues,armed conflict, market

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Funds fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the U.S. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Funds’ investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. Although they have started to increase, interest rates are still very low, which means there is more risk that they may go up. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Funds invest. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions

DOMINI IMPACT EQUITY FUND

DOMINI INTERNATIONAL OPPORTUNITIES FUND

DOMINI SUSTAINABLE SOLUTIONS FUND

DOMINI IMPACT INTERNATIONAL EQUITY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Funds invest in securities of issuers located in or with significant exposure to the countries or regions directly affected,the value and liquidity of the Funds’ investments may be negatively affected.

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees

Domini Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Domini Impact Equity Fund, Domini International Opportunities Fund, Domini Sustainable Solutions Fund, and Domini Impact International Equity Fund, each a series of Domini Investment Trust (the Funds), including the portfolios of investments, as of July 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2023, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Domini investment companies since 1993.

Boston, Massachusetts

September 27, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2023

Domini Impact Bond Fund
ASSETS
Investments, at value (cost $266,127,908)	$240,275,948
Cash	10,374,020
Foreign currency, at value (cost $135,640)	135,133
Receivable for securities sold	10,401,885
Interest receivable	1,560,947
Collateral on certain derivative contracts	1,103,000
Premium paid for swap contracts	469,729
Receivable for variation margin swaps	202,605
Receivable for capital shares	337,806
Cash held at other banks (cost $1,122,636)	1,122,523
Unrealized appreciation on OTC swap contracts	24,652
Unrealized appreciation on forward currency contracts	6,684
Receivable for variation margin futures	9,593

Total assets	266,024,525

LIABILITIES
Payable for securities purchased	42,357,610
Payable for capital shares	226,502
Payable for variation margin swaps	517,033
Cash due to broker (cost $51,085)	51,089
Premium received for swap contracts	615,847
Management fee payable	106,833
Distribution fee payable	27,054
Other accrued expenses	32,139
Dividend payable	52,044
Payable for variation margin futures	3,083
Unrealized depreciation on forward currency contracts	53,897
Unealized depreciation on unfunded loan commitments	1,159
Foreign tax payable	1,891

Total liabilities	44,046,181

NET ASSETS	$221,978,344

NET ASSETS CONSISTS OF
Paid-in capital	$262,214,700
Total distributable earnings (loss)	(40,236,356)

NET ASSETS	$221,978,344

NET ASSET VALUE PER SHARE

Investor Shares
Net assets	115,501,874

Outstanding shares of beneficial interest	11,701,280

Net asset value and offering price per share	$9.87

Institutional Shares
Net assets	83,890,297

Outstanding shares of beneficial interest	8,559,342

Net asset value and offering price per share	$9.80

Class Y Shares
Net assets	22,586,173

Outstanding shares of beneficial interest	2,286,162

Net asset value and offering price per share	$9.88

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS

For the Year Ended July 31, 2023

Domini Impact Bond Fund
INCOME
Interest income	$7,343,217
Dividends	22,278

Investment Income	7,365,495

EXPENSES
Management fee	716,318
Administrative fee	560,570
Distribution fees – Investor Shares	300,334
Transfer agent fees – Investor Shares	159,806
Transfer agent fees – Institutional Shares	1,607
Transfer agent fees – Class Y Shares	18,569
Custody and accounting fees	144,540
Professional fees	84,323
Registration fees – Investor Shares	21,837
Registration fees – Institutional Shares	21,618
Registration fees – Class Y Shares	20,020
Shareholder communication fees	27,974
Miscellaneous	56,872
Trustees fees	14,242
Shareholder service fees – Investor Shares	9,780
Shareholder service fees – Institutional Shares	146
Shareholder service fees – Class Y Shares	24

Total expenses	2,158,580
Fees waived and expenses reimbursed	(504,784)

Net expenses	1,653,796

NET INVESTMENT INCOME (LOSS)	5,711,699

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS AND FOREIGN CURRENCY
NET REALIZED GAIN (LOSS) FROM:
Investments	(8,086,105)
Swap contracts	(188,765)
Futures contracts	870,259
Foreign currency	(50,429)
Forward contracts	186,663

Net realized gain (loss)	(7,268,377)

NET CHANGES IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments	(8,385,906)
Swap contracts	793,747
Futures contracts	323,672
Forward contracts	(98,368)
Translation of assets and liabilities in foreign currencies	(29,196)

Net change in unrealized appreciation (depreciation)	(7,396,051)

NET REALIZED AND UNREALIZED GAIN (LOSS)	(14,664,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(8,952,729)

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended July 31, 2023	Year Ended July 31, 2022
DECREASE IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$5,711,699	$4,221,274
Net realized gain (loss)	(7,268,377)	(5,237,983)
Net change in unrealized appreciation (depreciation)	(7,396,051)	(29,386,765)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,952,729)	(30,403,474)

DISTRIBUTIONS TO SHAREHOLDERS
Investor Shares	(3,168,244)	(3,580,840)
Institutional Shares	(2,478,308)	(2,969,089)
Class Y Shares	(563,125)	(347,605)

Net Decrease in Net Assets from Distributions	(6,209,677)	(6,897,534)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	58,419,775	112,493,683
Net asset value of shares issued in reinvestment of distributions and dividends	5,592,327	6,319,095
Payments for shares redeemed	(70,160,576)	(91,381,454)
Redemption fees	-	16

Net Increase (Decrease) in Net Assets from Capital Share Transactions	(6,148,474)	27,431,340

Total Increase (Decrease) in Net Assets	(21,310,880)	(9,869,668)

NET ASSETS
Beginning of period	$243,289,224	$253,158,892

End of period	$221,978,344	$243,289,224

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INVESTOR SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023		2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$10.51		$12.04		$12.49		$11.46		$10.92

Income from investment operations:
Net investment income (loss)	0.24		0.16		0.18		0.22		0.28
Net realized and unrealized gain (loss) on investments	(0.62)		(1.41)		(0.05)		1.04		0.55

Total Income (loss) From Investment Operations	(0.38)		(1.25)		0.13		1.26		0.83

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.26)		(0.17)		(0.18)		(0.23)		(0.27)
Distributions to shareholders from net realized gain	(0.00)	[1]	(0.11)		(0.40)		-		-
Tax return of capital [2]	-		-		-		-		(0.02)

Total Distributions	(0.26)		(0.28)		(0.58)		(0.23)		(0.29)

Redemption fee proceeds [2]	-		0.00	[1]	0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$9.87		$10.51		$12.04		$12.49		$11.46

Total return	(3.56)%		(10.53)%		1.06%		11.09%		7.77%
Portfolio turnover	278%		383%		378%		469%		319%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$116		$133		$151		$144		$121
Ratio of expenses to average net assets	0.87%	[3]	0.87%	[3]	0.87%	[3]	0.86%	[3,4]	0.87%	[3,4]
Ratio of gross expenses to average net assets	1.13%		1.08%		1.10%		1.15%		1.20%
Ratio of net investment income (loss) to average net assets	2.41%		1.47%		1.47%		1.84%		2.55%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager and the Distributor of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.87% for the year ended July 31, 2019 and 0.86% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — INSTITUTIONAL SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,
	2023		2022		2021		2020		2019
For a share outstanding for the period:
Net asset value, beginning of period	$10.43		$11.96		$12.41		$11.38		$10.89

Income from investment operations:
Net investment income (loss)	0.27		0.20		0.23		0.25		0.33
Net realized and unrealized gain (loss) on investments	(0.61)		(1.42)		(0.07)		1.04		0.53

Total Income (loss) From Investment Operations	(0.34)		(1.22)		0.16		1.29		0.86

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.29)		(0.20)		(0.21)		(0.26)		(0.34)
Distributions to shareholders from net realized gain	(0.00)	[1]	(0.11)		(0.40)		-		-
Tax return of capital [2]	-		-		-		-		(0.03)

Total Distributions	(0.29)		(0.31)		(0.61)		(0.26)		(0.37)

Redemption fee proceeds [2]	-		-		0.00	[1]	0.00	[1]	0.00	[1]

Net asset value, end of period	$9.80		$10.43		$11.96		$12.41		$11.38

Total return	(3.22)%		(10.34)%		1.35%		11.49%		8.06%
Portfolio turnover	278%		383%		378%		469%		319%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$84		$93		$91		$46		$37
Ratio of expenses to average net assets	0.57%	[3]	0.57%	[3]	0.57%	[3]	0.56%	[3,4]	0.57%	[3,4]
Ratio of gross expenses to average net assets	0.74%		0.72%		0.73%		0.74%		0.84%
Ratio of net investment income (loss) to average net assets	2.71%		1.74%		1.72%		2.13%		2.84%

1 Amount represents less than $0.005 per share.

2 Based on average shares outstanding.

3 Reflects a waiver of fees by the Manager of the Fund.

4 Ratio of expenses to average net assets includes transfer agent credits. Excluding transfer agent credits the ratio of expenses to average net assets would have been 0.57% for the year ended July 31, 2019 and 0.56% for the year ended July 31, 2020.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND — CLASS Y SHARES

FINANCIAL HIGHLIGHTS

	Year Ended July 31,				For the Period June 1, 2021 (commencement of operations) through July 31, 2021
	2023		2022
For a share outstanding for the period:
Net asset value, beginning of period	$10.52		$12.05		$11.85

Income from investment operations:
Net investment income (loss)	0.27		0.19		0.03
Net realized and unrealized gain (loss) on investments	(0.63)		(1.41)		0.20

Total Income (loss) From Investment Operations	(0.36)		(1.22)		0.23

Less dividends and/or distributions:
Dividends to shareholders from net investment income	(0.28)		(0.20)		(0.03)
Distributions to shareholders from net realized gain	(0.00)	[1]	(0.11)		-

Total Distributions	(0.28)		(0.31)		(0.03)

Redemption fee proceeds	-		-		-

Net asset value, end of period	$9.88		$10.52		$12.05

Total return [2]	(3.35)%		(10.32)%		1.93%
Portfolio turnover	278%		383%		378%
Ratios/supplemental data (annualized):
Net assets, end of period (in millions)	$23		$18		$11
Ratio of expenses to average net assets	0.65%	[3]	0.65%	[3]	0.65%	[3]
Ratio of gross expenses to average net assets	0.91%		0.96%		1.03%
Ratio of net investment income (loss) to average net assets	2.65%		1.74%		1.36%

1 Amount represents less than $0.005 per share.

2 Not annualized for periods less than one year.

3 Reflects a waiver of fees by the Manager of the Fund.

SEE NOTES TO FINANCIAL STATEMENTS

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS

July 31, 2023

1.ORGANIZATION

The Domini Impact Bond Fund (the “Fund”) is a series of the Domini Investment Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (the “FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

The Fund offers three classes of shares: Investor Shares, Institutional Shares and Class Y shares. Each class of shares is sold at its offering price, which is net asset value.

Each class of shares has identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets, and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and registration fees, directly attributable to that class. The Fund seeks to provide its shareholders with a high level of current income and total return.

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the Fund’s significant accounting policies.

(A) Valuation of Investments. Bonds and other fixed-income securities (other than obligations with maturities of 60 days or less) are valued on the basis of valuations furnished by an independent pricing service. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

Securities of sufficient credit quality (maturing in 60 days or less) are valued at amortized cost, which constitutes fair value as determined by the Domini Impact Investments LLC (Domini), the Fund’s valuation designee.

To Be Announced (TBA) or when-issued securities are valued at their issue price for up to five (5) trading days, or until broker quotes are readily available or an Authorized Pricing Service begins to provide quotations, whichever is shorter.

Derivative contracts traded on an exchange are valued at their most recent sale or official closing price on the exchange on which they are primarily traded, or, if no sales are reported on such exchange, at the mean between the last available bid and asked quotations on the exchange on which they are primarily traded.

Option contracts on securities, currencies and other financial instruments traded over-the-counter are valued at the most recent bid quotation in the case of purchased options and at the most recent asked quotation in the case of written options.

Futures contracts are valued at the most recent settlement price.

Foreign currency forward contracts are valued at the value of the underlying currencies at the prevailing currency exchange rates.

Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Securities (other than short-term obligations with remaining maturities of 60 days or less) for which there are no such quotations or valuations are valued at fair value as determined in good faith by Domini, the Fund’s valuation designee.

Effective September 8, 2022, Domini was designated as the Fund’s valuation designee in accordance with Rule 2a-5 under the 1940 Act, with responsibility for fair valuation, subject to oversight by the Fund’s Board of Trustees.

The valuation designee follows a fair value hierarchy that distinguishes between (a) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) the valuation designee’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — quoted prices in active markets for identical securities

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

Level 3 — significant unobservable inputs (including the valuation designee’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Assets:

Long Term Investments in Securities:
Mortgage Backed Securities	$-	$102,791,499	$-	$102,791,499
Corporate Bonds and Notes	-	61,394,631	-	61,394,631
U.S. Government Agency Obligations	-	47,086,962	-	47,086,962
Municipal Bonds	-	16,281,727	-	16,281,727
Asset Backed Securities	-	4,877,697	-	4,877,697
Senior Floating Rate Interests	-	4,723,292	-	4,723,292
Foreign Government & Agency Securities	-	2,282,978	-	2,282,978
Convertible Bonds	-	879,481	-	879,481

Total Long Term Investments	$-	$240,318,267	$-	$240,318,267

Total Investment in Securities	$-	$240,318,267	$-	$240,318,267

Other Financial Instruments:
Forward Currency Contracts	-	6,684	-	6,684
Futures	138,071	-	-	138,071
Credit Default Swap - CCP	-	18,892	-	18,892
Interest Rate Swap - CCP	-	183,713	-	183,713
Interest Rate Swap - OTC	-	24,652	-	24,652

Total Other Financial Instruments	$138,071	$233,941	$-	$372,012

Liabilities:

Other Financial Instruments:
Forward Currency Contracts	-	(53,897)	-	(53,897)
Futures	(42,226)	-	-	(42,226)
Interest Rate Swap - CCP	-	(517,033)	-	(517,033)
Unfunded Loans	-	(1,159)	-	(1,159)

Total Other Financial Instruments	$(42,226)	$(572,089)	$-	$(614,315)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

(B) Foreign CurrencyTranslation. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities, and income and expense items denominated in foreign currencies, are translated into U.S. dollar amounts on the respective dates of such transactions. Occasionally, events impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Board of Trustees. The Fund does not separately report the effect of fluctuations in foreign exchange rates from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in fair value of assets and liabilities other than investments in securities held at the end of the reporting period, resulting from changes in exchange rates.

(C) Foreign Currency Contracts. When the Fund purchases or sells foreign securities it enters into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed-upon exchange rate on a specified date. The Fund had no outstanding open foreign currency spot contracts as of July 31, 2023.

(D) Securities Purchased on a When-Issued or Delayed Delivery Basis.The Fund may invest in when-issued or delayed delivery securities where the price of the security is fixed at the time of the commitment but delivery and payment take place beyond customary settlement time. These securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued or delayed delivery basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may be higher than those obtained in the transaction, which could result in an unrealized loss at the time of delivery. The Fund establishes a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

(E) TBA Purchase and Forward Sale Commitments. The Fund may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to the settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets. Income on these securities will not be earned until settlement date.

(F) Derivative Financial Instruments. The Fund may invest in derivatives in order to hedge market risks, or to seek to increase the Fund’s income or gain. Derivatives in certain circumstances may require that the Fund segregate cash or other liquid assets to the extent the Fund’s obligations are not otherwise covered through ownership of the underlying security, financial instrument, or currency. Derivatives involve special risks, including possible default by the other party to the transaction, illiquidity, and the risk that the use of derivatives could result in greater losses than if it had not been used. Some derivative transactions, including options, swaps, forward contracts, and options on foreign currencies, are entered into directly by the counterparties or through financial institutions acting as market makers (OTC derivatives), rather than being traded on exchanges or in markets registered with the Commodity Futures Trading Commission or the SEC.

(G) Option Contracts. The Fund may purchase or write option contracts primarily to manage and/or gain exposure to interest rate, foreign exchange rate and credit risk. An option is a contract entitling the holder to purchase or sell a specific number of shares or units of an asset or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying investment is adjusted by any premium received or paid. Upon expiration of an option, any premium received or paid is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss. The Fund had no purchased option contracts outstanding as of July 31, 2023.

(H) Futures Contracts. The Fund may purchase and sell futures contracts based on various securities, securities indexes, and other financial instruments and indexes. The Fund intends to use futures contracts for hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security or financial instrument at a specified future time and at a specified price. When the Fund purchases or sells a futures contract, the Fund must allocate certain of its assets

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

as an initial deposit on the contract. The futures contract is marked to market daily thereafter, and the Fund may be required to pay or entitled to receive additional “variation margin,” based on decrease or increase in the value of the futures contract. Future contracts outstanding at July 31, 2023 are listed in the Fund’s Portfolio of Investments.

(I) Forward Currency Contracts. The Fund may enter into forward currency contracts with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value or to generate income or gain. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risk may exceed amounts recognized on the Statement of Assets and Liabilities. Forward currency contracts outstanding at July 31, 2023 are listed in the Fund’s Portfolio of Investments.

(J) Interest Rate Swap Contracts. The Fund may enter into interest rate swap contracts to hedge interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange cash flows based on the difference between two interest rates, applied to a notional amount. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change on an OTC interest rate swap is recorded as an unrealized gain or loss on the Statement of Assets and Liabilities. Daily fluctuations in the value of centrally cleared interest rate swaps are settled though a central clearing agent and are recorded in variation margin on the Statement of Assets and Liabilities and recorded as unrealized gain or loss. OTC and centrally cleared interest rate swap contracts outstanding at July 31, 2023, are listed in the Fund’s Portfolio of Investments.

(K) Credit Default Swap Contracts. The Fund may enter into credit default swap contracts primarily to manage and/or gain exposure to credit risk. A credit default swap is an agreement between the fund and a counterparty whereby the buyer of the contract receives credit protection and the seller of the contract guarantees the credit worthiness of a referenced debt obligation. These

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

agreements may be privately negotiated in the over-the-counter market (“OTC credit default swaps”) or may be executed in a multilateral trade facility platform, such as a registered exchange (“centrally cleared credit default swaps”). The underlying referenced debt obligation may be a single issuer of corporate or sovereign debt, a credit index, or a tranche of a credit index. In the event of a default of the underlying referenced debt obligation, the buyer is entitled to receive the notional amount of the credit default swap contract from the seller in exchange for the referenced debt obligation, a net settlement amount equal to the notional amount of the credit default swap less the recovery value of the referenced debt obligation, or other agreed upon amount. For centrally cleared credit default swaps, required initial margins are pledged by the fund, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, the buyer pays the seller a periodic stream of payments, provided that no event of default has occurred. Such periodic payments are accrued daily as an unrealized appreciation or depreciation until the payments are made, at which time they are realized. OTC and centrally cleared credit default swap contracts outstanding at July 31, 2023 are listed in the Fund’s Portfolio of Investments.

(L) Total Return Swap Contracts. The Fund may enter into total return swaps to obtain investment exposures that are expected to correlate closely with the Index or a portion of the Index. Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments on the total return (coupon plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Fund is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

(M) Upfront Premiums on Swap Contracts. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

(N) Master Agreements. The Fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s portfolio. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s portfolio. Collateral can be in the form of cash or other marketable securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Fund include failure of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA Master Agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. However, absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the Fund of any net liability owed to that counterparty under the ISDA agreement.

In a centrally cleared swap, while the Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk.The Fund is still exposed to the counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

(O) Investment Transactions, Investment Income, and Dividends to Shareholders. Investment transactions are accounted for on trade date. Realized gains and losses

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

from security transactions are determined on the basis of identified cost. Interest income is recorded on an accrual basis. The Fund earns income daily, net of Fund expenses. Paydown gains and losses are recorded as an adjustment to interest income. Dividends to shareholders are usually declared daily and paid monthly from net investment income. Distributions to shareholders of realized capital gains, if any, are made annually. Distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications have been made to the Fund’s components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations.

(P) Federal Taxes. The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including net realized gains, if any, within the prescribed time periods. Accordingly, no provision for federal income or excise tax is deemed necessary. As of July 31, 2023, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts, and New York State.

(Q) Redemption Fees. Redemptions and exchanges of Fund shares held less than 30 days may be subject to the Fund’s redemption fee, which is 2% of the amount redeemed. The fee is imposed to offset transaction costs and other expenses associated with short-term investing. The fee may be waived in certain circumstances at the discretion of the Fund. Such fees are retained by the Fund and are recorded as an adjustment to paid-in capital.

The redemption fee was waived by the Fund’s Board of Trustees and was no longer imposed by the Fund effective August 16, 2021.

(R) Other. Income, expenses (other than those attributable to a specific class), gains, and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

(S) Indemnification. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

3. TRANSACTIONS WITH AFFILIATES

(A) Manager/Administrator. The Fund has retained Domini to serve as investment manager and administrator.The services provided by Domini consist of investment supervisory services, overall operational support, and administrative services, including the provision of general office facilities and supervising the overall administration of the Fund. For its services under the ManagementAgreement, Domini receives from the Fund a fee accrued daily and paid monthly at the annual rate of the Fund’s average daily net assets before any fee waivers of 0.33% of the first $50 million of net assets managed, 0.32% of the net $50 million of net assets managed, and 0.315% of net assets managed in excess of $100 million.

For its services under the Administration Agreement, Domini receives from the Fund a fee accrued daily and paid monthly at an annual rate equal to 0.25% of the Fund’s average daily net assets.

Effective November 30, 2022, Domini has contractually agreed to reduce its fees and/or reimburse certain ordinary operating expenses (excluding brokerage fees and commissions, interest, taxes, and other extraordinary expenses) in order to limit Investor, Institutional, and Class Y share expenses to 0.87%, 0.57%, and 0.65%, respectively, until November 30, 2023, absent an earlier modification by the Board of Trustees which oversee the Fund. For the period ended July 31, 2023, Domini reimbursed expenses totaling $373,503.

As of July 31, 2023, Domini owned less than 1% of any class of the outstanding Shares of the Fund.

(B) Submanager. Wellington Management Company LLP (Wellington), a Delaware limited liability partnership, provides investment management services to the Fund on a day-to-day basis pursuant to a Submanagement Agreement with Domini. The fee for submanagement services is paid by the adviser and is not an incremental Fund expense. For the period ended July 31, 2023, the fees received by the Fund’s submanager were $448,456.

(C) Distributor. The Board of Trustees of the Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Act. DSIL Investment Services LLC (DSIL), a wholly owned subsidiary of Domini, acts as agent of the Funds in connection with the offering of Investor shares of the Funds pursuant to a Distribution Agreement. Under the Distribution Plan, the Fund pays expenses incurred in connection with the sale of Investor shares and pays DSIL a distribution fee at an aggregate annual rate not to exceed 0.25% of the average daily net assets representing the Investor shares. For the year ended July 31, 2023, fees waived by DSIL for the Investor shares totaled $131,135.

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

(D) Shareholder ServiceAgent. The Trust has retained Domini to provide certain shareholder services to the Fund and its shareholders, which services were previously provided by the former transfer agent for the Fund or another fulfillment and mail service provider and are supplemental to services currently provided by Ultimus Fund Soultions, LLC (“Ultimus”), as transfer agent to the Fund, pursuant to a master services agreement between the Fund and Ultimus. For these services, Domini receives a fee from the Fund paid monthly at an annual rate of $4.00 per active account. For the year ended July 31, 2023, Domini waived fees as follows:

FEES WAIVED
Domini Impact Bond Fund Investor Shares	$-
Domini Impact Bond Fund Institutional Shares	146
Domini Impact Bond Fund Class Y Shares	-

(E) Trustees and Officers. Each of the Independent Trustees receive an annual retainer for serving as a Trustee of the Trust of $32,000. The Lead Independent Trustee and Chair of the Audit Committee each receive an additional chairperson fee of $5,000. Each Independent Trustee also receives $2,000 for attendance at each meeting of the Board of the Trust (reduced to $1,000 in the event that a Trustee participates at an in-person meeting by telephone or video conference). In addition, each Trustee receives reimbursement for reasonable expenses incurred in attending meetings. These expenses are allocated on a pro-rata basis to each shares class of a Fund according to their respective net assets.

As of July 31, 2023, all Trustees and officers of the Trust as a group owned less than 1% of the Fund’s outstanding shares.

4. INVESTMENT TRANSACTIONS

For the year ended July 31, 2023, cost of purchase and proceeds from sales of investments other than short-term obligations were as follows:

	PURCHASES	SALES
U.S. Government Securities	$647,323,121	$654,142,862
Investments in Securities	27,539,000	44,341,438

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

5. SHARES OF BENEFICIAL INTEREST

At July 31, 2023, there was an unlimited number of shares authorized ($0.00001 per value). Transactions in the Fund’s shares were as follows:

	Year Ended July 31,
	2023		2022
	Shares	Amount	Shares	Amount

Investor Shares
Shares sold	2,186,781	$21,917,294	3,067,967	$34,632,081
Shares issued in reinvestment of dividends and distributions	315,368	3,126,879	310,574	3,527,801
Shares redeemed	(3,438,502)	(34,166,288)	(3,248,110)	(36,084,839)
Redemption fees	-	-	-	16

Net increase (decrease)	(936,353)	$(9,122,115)	130,431	$2,075,059

Institutional Shares
Shares sold	2,464,354	$24,463,817	5,754,588	$66,482,490
Shares issued in reinvestment of dividends and distributions	193,237	1,902,330	216,772	2,443,689
Shares redeemed	(2,990,990)	(29,436,641)	(4,714,669)	(51,690,642)
Redemption fees	-	-	-	-

Net increase (decrease)	(333,399)	$(3,070,494)	1,256,691	$17,235,537

Class Y Shares
Shares sold	1,203,602	$12,038,664	1,044,534	$11,379,112
Shares issued in reinvestment of dividends and distributions	56,720	563,118	30,866	347,605
Shares redeemed	(655,626)	(6,557,647)	(325,034)	(3,605,973)
Redemption fees	-	-	-	-

Net increase	604,696	$6,044,135	750,366	$8,120,744

Total
Shares sold	5,854,737	$58,419,775	9,867,089	$112,493,683
Shares issued in reinvestment of dividends and distributions	565,325	5,592,327	558,212	6,319,095
Shares redeemed	(7,085,118)	(70,160,576)	(8,287,813)	(91,381,454)
Redemption fees	-	-	-	16

Net increase (decrease)	(665,056)	$(6,148,474)	2,137,488	$27,431,340

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

6. SUMMARY OF DERIVATIVE ACTIVITY

At July 31, 2023, the Fund’s investments in derivative contracts are reflected on the Statement of Assets and Liabilities as follows:

	Asset Derivatives			Liability Derivatives
Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Interest Rate Risk	Receivable for variation margin swaps/Unrealized appreciation on OTC swap contracts / Receivable for variation margin futures / Net assets consist of - Total distributable earnings	$346,436	*	Payable for variation margin swaps / Payable for variation margin futures / Net assets consist of - Total distributable earnings	$559,259	*

Credit Risk	Receivable for variation margin swaps / Net assets consist of - Total distributable earnings	18,892		Payable for variation margin swaps /Net assets consist of - Total distributable earnings	-

Foreign Exchange Risk	Unrealized appreciation on forward currency contracts/Net assets consist of - Total distributable earnings	6,684		Unrealized depreciation on forward currency contracts/Net assets consist of - Total distributable earnings	53,897

Total		$372,012			$613,156

* Includes cumulative appreciation/depreciation of futures contracts as reported in Portfolio of Investments/footnotes. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

For the year ended July 31, 2023, the effect of derivative contracts on the Fund’s Statement of Operations was as follows:

Derivative Contracts Not Accounted for as Hedging Instruments	Statement of Operations Location	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Interest Rate Risk	Net realized gain (loss) from swap and future contracts/ Net change in unrealized appreciation (depreciation) from swap and future contracts	$610,251	$1,013,744

Credit Risk	Net realized gain (loss) from swap contracts/ Net change in unrealized appreciation (depreciation) from swap contracts	71,243	103,675

Foreign Exchange Risk	Net realized gain (loss) from forward contracts/ Net change in unrealized appreciation (depreciation) from forward contracts	186,663	(98,368)

Total		$868,157	$1,019,051

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended July 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:

Futures contracts (notional)	$16,803,464
Forward currency contracts (contract amount)	$9,799,485
OTC interest rate swap contracts (notional)	$2,280,000
Centrally cleared interest rate swap contracts (notional)	$80,651,500
Centrally cleared credit default contracts (notional)	$1,940,556

7. FEDERAL TAX STATUS

The tax basis of the components of net assets at July 31, 2023, is as follows:

Unrealized appreciation/(depreciation)	$(26,197,632)
Capital losses, other losses and other temporary differences	(13,953,326)
Late-year ordinary and post-Oct capital loss deferrals	(33,354)

Distributable net earnings/(deficit)	$(40,184,312)

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

Carryforwards of losses from previous taxable years do not expire and retain their character as either short-term or long-term capital losses. As of July 31, 2023, the Fund had a short-term capital loss carryover of $11,005,844 and long-term capital loss carryover of $2,947,482.

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss deferral or late-year ordinary loss to the first day of the following fiscal year. At July 31, 2023, the Fund deferred post-October capital losses of $33,354.

For federal income tax purposes, dividends paid were characterized as follows:

	Year Ended July 31,
	2023	2022
Ordinary income	$6,209,677	$4,772,788
Long-term capital gain	-	2,124,746

Total	$6,209,677	$6,897,534

The Fund is subject to the provisions of Accounting Standards Codification ASC 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The Fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for taxes on income, capital gains or unrealized appreciation on securities held or for excise tax on income and capital gains.

8. SUBSEQUENT EVENTS

Effective August 1, 2023, each of the Independent Trustees receives an annual retainer for serving as a Trustee of the Trust of $35,000. Each Independent Trustee also receives $1,000 for attending each quarterly meeting of the Board of the Trust. The Nominating Committee Chair receives an additional fee of $5,000 per year.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, some or all of the risks discussed below:

Market Risk: The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, market disruptions caused by trade disputes or other factors, political developments, recessions, inflation, changes in interest or currency

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

rates, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment that may or may not be related to the issuer of the security or other asset. If the market values of the securities or other assets held by the Fund fall, including a complete loss on any individual security, the value of your investment will go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions.

The global pandemic of the novel coronavirus respiratory disease designated COVID-19 has resulted in major disruption to economies and markets around the world, including the U.S. Global financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the Fund’s investments. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. Although they have started to increase, interest rates are still very low, which means there is more risk that they may go up. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests. Policy and legislative changes in the U.S. and in other countries are affecting many aspects of financial regulation, and these and other events affecting global markets, such as the U.K.’s exit from the European Union (or Brexit), potential trade imbalances with China or other countries, or sanctions

DOMINI IMPACT BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

July 31, 2023

or other government actions against Russia, other nations or individuals or companies (or their countermeasures), may contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading or tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected.

KPMG LLP Two Financial Center 60 South Street Boston, MA 02111

Report of Independent Registered Public Accounting Firm

To the Shareholders of Domini Impact Bond Fund and Board of Trustees

Domini Investment Trust:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Domini Impact Bond Fund, a series of Domini Investment Trust (the Fund), including the portfolio of investments, as of July 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2023, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Domini investment companies since 1993.

Boston, Massachusetts

September 27, 2023

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with KPMG International Limited, a private English company limited by guarantee.

THE DOMINI FUNDS

TAX INFORMATION (UNAUDITED)

FOR THE YEAR ENDED JULY 31, 2023

The amount of long-term capital gains paid for the year ended July 31, 2023 was as follows:

Domini Impact Equity Fund	$13,820,942
Domini International Opportunities Fund	-
Domini Sustainable Solutions Fund	-
Domini Impact International Equity Fund	-
Domini Impact Bond Fund	-

For dividends paid from net investment income during the year ended July 31, 2023, the Funds designated the following as Qualified Dividend Income:

Domini Impact Equity Fund	$11,528,538
Domini International Opportunities Fund	494,033
Domini Sustainable Solutions Fund	323,774
Domini Impact International Equity Fund	26,104,444
Domini Impact Bond Fund	22,278

Of the ordinary distributions made by the Domini Impact Bond Fund during the fiscal year ended July 31, 2023, 39% has been derived from investments in US Government and Agency Obligations. All or a portion of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

For corporate shareholders, 100% of dividends paid from net investment income for the Domini Impact Equity Fund were eligible for the corporate dividends received deduction.

	Foreign Tax Paid		Foreign Source Income
	TOTAL	PER SHARE	TOTAL	PER SHARE

Domini Impact Equity Fund	$-	$-	$-	$-

Domini International Opportunities Fund	57,000	0.03	509,933	0.23

Domini Sustainable Solutions Fund	-	-	-	-

Domini Impact International Equity Fund	2,932,519	0.03	32,402,674	0.31

Domini Impact Bond Fund	-	-	-	-

The foreign taxes paid or withheld per share represent taxes incurred by the Funds on interest and dividends received by the Fund from foreign sources. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. Consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

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BOARD OF TRUSTEES’ APPROVAL OF CONTINUANCE OF MANAGEMENT AND SUBMANAGEMENT AGREEMENTS

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that each mutual fund’s board of trustees, including a majority of those trustees who are not “interested persons” of the mutual fund, as defined in the 1940 Act (the “Independent Trustees”), annually review and consider the fund’s investment management and submanagement agreements. At its meeting held on April 27, 2023, the Board of Trustees (“Board” or “Trustees”) of the Domini Investment Trust (the Trust”), including all of the Independent Trustees, voted to approve the continuance of: (i) the Amended and Restated Management Agreement with Domini Impact Investments LLC (“Domini” or the “Adviser”) for the Domini Impact Equity Fund (the “Equity Fund”), Domini Sustainable Solutions Fund (the “Sustainable Solutions”), Domini International Opportunities Fund (the “International Opportunities Fund”), and Domini Impact International Equity Fund (the “International Equity Fund”), (ii) the Amended and Restated Management Agreement with Domini with respect to the Domini Impact Bond Fund (the “Bond Fund) (each a “Management Agreement” and collectively, the “Management Agreements”), (iii) the Submanagement Agreements between Domini and SSGA Funds Management, Inc. (“SSGA” or “Subadviser”) with respect to the Equity Fund, the Sustainable Solutions Fund, and International Opportunities Fund, respectively, (iv) the Amended and Restated Submanagement Agreement between Domini and Wellington Management Company LLP (“Wellington Management” or “Subadviser”) with respect to the International Equity Fund, and (v) the Amended and Restated Submanagement Agreement between Domini and Wellington Management with respect to the Bond Fund (each a “Submanagement Agreement” and collectively, the “Submanagement Agreements” and with the Management Agreements, the “Agreements”). The Equity Fund, the Sustainable Solutions Fund, the International Opportunities Fund, the International Equity Fund, and the Bond Fund are each referred to as a “Fund” and collectively, the “Funds.”

Prior to the April 27, 2023, meeting, the Board requested, received, and reviewed written responses from Domini, SSGA, and Wellington Management to questions posed to them on behalf of the Independent Trustees and supporting materials relating to those questions and responses. The Board reviewed and evaluated information, both written and verbal information furnished to the Board at its meetings throughout the year, as well as information specifically prepared in connection with the approval of the continuation of the Agreements at the meeting of the Independent Trustees on April 12, 2023. Information provided to the Board at its meetings throughout the year included, among other things, reports on each Fund’s performance, legal and compliance matters, sales and marketing activity, shareholder services, and the other service provided to the Funds by SSGA, Wellington Management, and Domini and their affiliates.

The Board considered the Management Agreements and the Submanagement Agreements separately in the course of its review. In doing so, the Board noted the respective roles of the Adviser and Subadviser in providing services to the Funds.

Throughout the process, the Board had the opportunity to ask questions of and request additional information from Domini, SSGA, and Wellington Management. The Board was assisted by legal counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received memoranda from counsel to the Trust discussing the legal standards for their consideration of the Agreements. The Independent Trustees were advised by and met in executive sessions with their independent legal counsel at which no representatives of management were present to discuss the proposed continuation of the Agreements, including prior to the April 27, 2023, meeting.

In connection with the Board’s consideration of the renewal of the Agreements with respect to each of the Funds, the Board received written materials in advance of the meeting, which included information regarding: (i) the nature, extent, and quality of services provided to the Funds by Domini, SSGA, and by Wellington Management; (ii) a description of Domini’s, SSGA’s, and Wellington Management’s investment management and other personnel and their background and experience; (iii) an overview of Domini’s, SSGA’s, and Wellington Management’s operations and financial condition; (iv) a comparison of each Funds’ advisory fee and overall expenses with those of comparable mutual funds selected by ISS Market Intelligence, a third party provider of mutual fund data; (v) performance information for comparable mutual funds and for comparatively managed accounts, if any; (vi) the level of profitability from Domini, SSGA, and Wellington Management’s relationships with the Funds; (vii) a description of Domini’s, SSGA’s, and Wellington Management’s brokerage practices (including any soft dollar arrangements); and (viii) Domini’s, SSGA’s, and Wellington Management’s compliance policies and procedures, including policies and procedures for personal securities transactions and with respect to cybersecurity, business continuity and disaster recovery.

In reaching their determination to approve the continuance of the Agreements with respect to each Fund, the Trustees reviewed and evaluated information, both written and oral, and a variety of factors that they believed relevant and appropriate through the exercise of their reasonable business judgment. The

Trustees’ determination to continue each of the Agreements was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Agreements, as well as information considered in connection with continuation or initial approval of the Agreements in prior years. In addition to the April 27, 2023, meeting at which continuation of the Agreements was considered, the Independent Trustees met separately on April 12, 2023, and reviewed and discussed such Agreements and information provided to them in connection with the same.

APPROVAL OF THE MANAGEMENT AGREEMENTS

The primary factors and the conclusions regarding the Management Agreement with respect to each Fund are described below. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighted certain factors differently. The Trustees noted that the evaluation process with respect to Domini and the Management Agreements is an ongoing one. In evaluating the Management Agreements, the Trustees also took into account their knowledge of Domini, its services, and the Funds, resulting from the Trustees’ meetings and other information, and interactions in past years, including quarterly performance reports containing reviews of investment results and prior presentations from the Adviser and the submanagers with respect to the Funds. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry).

Throughout the process, the Board asked questions of and requested additional information from management. The Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Management Agreements and discussed the proposed continuation of the Management Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Nature, Quality, and Extent of Services Provided. The Trustees reviewed information and materials provided by Domini related to the Management Agreement with respect to each Fund, including each Management Agreement, Domini’s Form ADV, a description of the firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of Domini and its ability to provide the services required under the Management Agreements, an overview of the personnel that perform services for the Funds, and Domini’s compliance policies and procedures. The Board also considered Domini’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity, and disaster recovery.

The Trustees reviewed the terms of the Management Agreements and considered that, pursuant to each Management Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund, including by engaging and overseeing the activities of each Fund’s submanager. It was noted that, with respect to the Equity Fund, the Sustainable Solutions Fund, and the Internatinonal Opportunities Fund, Domini applies its environmental and social standards to select such Fund’s investments and that SSGA Funds Management, Inc. (“SSGA”), the Fund’s submanager, purchases and sells securities to implement Domini’s selections and for managing the amount of the Fund’s assets to be held in short-term investments. It was noted that, with respect to the International Equity Fund and the Bond Fund, Domini applies its environmental and social standards to a universe of securities provided by Wellington Management Company LLP (“Wellington Management”), such Funds’ submanager, and that Wellington Management provides the day-to-day portfolio management of such Funds, including making purchases and sales of eligible portfolio securities consistent with each such Fund’s investment objective and policies.

The Trustees considered the scope and the quality of the services provided by Domini to each Fund under the respective Management Agreement. They considered the professional experience, tenure, and qualifications of the investment management team and the other senior personnel at Domini who are responsible for the management of the day-to-day operations of the Funds, including but not limited to the oversight and monitoring of each Fund’s submanager and other third-party service providers. They also considered Domini’s capabilities and experience in the development and application of environmental and social investment standards and its reputation and leadership in the socially responsible investment community. The Trustees considered the information they had received from Domini concerning the professional experience of its research team. They noted that the senior members of Domini’s research team had years of experience in the development and application of environmental and social investment standards. The terms of each Management Agreement were also reviewed by the Trustees. It was noted that no change to services was proposed. In addition, they considered Domini’s compliance record. The Trustees also noted that, on a regular basis, they receive information from the Trust’s Chief Compliance Officer (CCO) regarding Domini’s compliance policies and procedures, including its Code of Ethics. The Trustees also took into account that the scope of services provided by Domini and the undertakings required of Domini in connection with those services, including maintaining and monitoring its own and the Funds’ compliance programs, risk management programs, liquidity risk management programs and cybersecurity programs, had expanded over time as a result of regulatory, market, and other developments. In this regard, they considered Domini’s services with respect to compliance with new and recently adopted regulatory requirements, including with respect to the valuation of portfolio securities and derivatives risk management. They also considered the quality of Domini’s compliance oversight program with respect to the Funds’ service providers, including each Fund’s submanager. They also considered both the investment advisory services and the nature, quality, and extent of the administrative and other non-advisory services, including shareholder servicing and distribution support services that are provided to the Funds and its shareholders by Domini and its affiliates. The Board noted no significant disruption or impact to services provided by Domini as a result of the COVID-19 pandemic and that Domini had continued to provide the same level, quality, and extent of services to the Funds. The Board also considered the significant risks assumed by Domini in connection with the services provided to the Funds, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the Funds.

The Trustees noted that Domini administers each Fund’s business and other affairs pursuant to the Management Agreements, and with respect to the Equity Fund, also pursuant to a Sponsorship Agreement, and with respect to the Bond Fund, also pursuant to an Administration Agreement. It was noted that, among other things, Domini provides each Fund with office space, administrative services and personnel as are necessary for operations, and that Domini pays all of the compensation of the officers and the Trustees who are not Independent Trustees. The Trustees considered the quality of the administrative services Domini provided to each Fund, including Domini’s role in coordinating and monitoring the activities of service providers. They noted that they were satisfied with the quality of the management and administrative services provided by Domini to each Fund, particularly Domini’s oversight of each Fund’s submanager and development and application of environmental and social investment standards.

Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality and extent of services provided by Domini to each Fund under the respective Management Agreement.

Performance Information. The Trustees considered the investment performance of each of the Funds. They considered whether the Funds had operated within their respective investment objectives, as well as their compliance with their investment restrictions. Among other performance data considered, the Trustees reviewed the investment performance of the Funds over various time periods based on data provided to them by Domini, including for the 1-, 3-, 5-, and 10-year periods ended December 31, 2022 (or, for the Sustainable Solutions Fund and International Opportunties Fund, which commenced operations in 2020, for the 1-year and since inception periods). The Trustees compared these investment returns to the returns of each Fund’s respective benchmark index for the same periods. The Trustees also compared the investment performance of each Fund for the 1-, 3-, 5-, and 10-year periods ended January 31, 2023 as applicable (or, for the Sustainable Solutions Fund and International Opportunites Fund which commenced operations in 2020, for the 1-year period) to the performance of a peer group of socially responsible (SRI) funds and non-SRI Funds, as applicable, as identified by ISS Market Intelligence, an independent third-party data provider.

The Board noted that while it found the data provided by the third-party data provider generally useful, the Board recognized the data’s limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the performance peer group. The Board also took into account management’s discussion of the Morningstar categories in which the Funds were placed, including any differences between each Fund’s investment strategy and the strategy of the funds in that Fund’s respective category, as well as compared to the peer group selected by the independent third-party data provider.

Among other performance data considered, the Trustees took into account the following:

Equity Fund

The Trustees considered that, based on data provided by ISS Market Intelligence, the Equity Fund’s Investor shares had underperformed relative to the average performance of the applicable SRI peer group for the 1-, 3-, 5-, and 10-year periods ended January 31, 2023. The Trustees also noted that the Fund had underperformed relative to the Fund’s benchmark for the, 1-, 3-, 5- and 10-year periods ended December 31, 2022, and since the change to the Fund’s investment strategy that took effect December 1, 2018.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, and the impact of current market conditions on the Fund’s investment style. The Trustees concluded that the Fund’s performance was being monitored and they had continued confidence in Domini’s overall capability to manage the Equity Fund.

Sustainable Solutions Fund

The Trustees noted that the Sustainable Solutions Fund commenced operations on April 1, 2020. The Trustees considered that, based on data provided by ISS Market Intelligence, the Fund’s Investor shares had underperformed relative to the average performance of the applicable SRI peer group for the 1-year period ended January 31, 2023. The Trustees also noted that the Fund had underperformed relative to the Fund’s benchmark for the 1-year and since inception periods ended December 31, 2022.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, the relatively short period of time since the Fund’s inception, and the impact of current market conditions on the Fund’s investment style. The Trustees concluded that the Fund’s performance was being monitored and they had continued confidence in Domini’s overall capability to manage the Sustainable Solutions Fund.

International Opportunities Fund

The Trustees noted that the International Opportunities Fund commenced operations on November 30, 2020. The Trustees considered that, based on data provided by ISS Market Intelligence, the Fund’s Investor shares had underperformed relative to the average performance of the applicable SRI peer group for the 1-year period ended January 31, 2023. The Trustees also noted that the Fund had underperformed relative to the Fund’s benchmark for the 1-year and since inception period ended December 31, 2022.

The Trustees took into account Domini’s discussion of the Fund’s performance relative to its peers and benchmark, the relatively short period of time since the Fund’s inception, and the impact of current market conditions on the Fund’s investment style. The Trustees concluded that the Fund’s performance was being monitored and they had continued confidence in Domini’s overall capability to manage the International Opportunities Fund.

International Equity Fund

The Trustees considered that, based on data provided by ISS Market Intelligence, the International Equity Fund’s Investor shares had underperformed relative to the average performance of the applicable SRI peer group for the 1-, 3-, 5-, and 10-year periods ended January 31, 2023. The Trustees also noted that the Fund had underperformed relative to the Fund’s benchmark for the 1-, 3-, 5-, and 10-year periods ended December 31, 2022.

The Trustees considered Domini’s and Wellington Management’s discussion of the Fund’s performance relative to its peers and benchmark over various periods, including the performance of its quantitative model, the impact of current market conditions on the Fund’s investment style and took into account management’s discussion of the Fund’s performance over the longer term, including any actions taken to address the Fund’s performance. The Trustees concluded that the Fund’s performance was being monitored and they had continued confidence in Domini’s overall capability to manage the International Equity Fund.

Bond Fund

The Trustees considered that, based on data provided by ISS Market Intelligence, the Bond Fund’s Investor shares had outperformed relative to the average performance of the applicable SRI peer group for the 5-year period ended January 31, 2023, and underperformed relative to the average performance of the applicable SRI peer group for the 1-, 3- and 10-year periods ended January 31, 2023. The Trustees noted that the Bond Fund’s Investor shares had outperformed relative to the average performance of the non-SRI peer group for 5-year period ended January 31, 2023, and underperformed relative to the average performance of the non-SRI peer group for the 1-, 3-, and 10-year periods ended January 31, 2023. The Trustees also noted that the Fund had outperformed relative to the Fund’s benchmark for the 3- and 5-year periods ended December 31, 2022, and underperformed relative to the Fund’s benchmark for 1- and 10-year periods ended December 31, 2022.

The Trustees considered Domini’s and Wellington Management’s discussion of the Fund’s performance relative to its peers and benchmark, including the factors that contributed to the Fund’s performance and the peer group in which it was placed, as well as, the Fund’s overall strong performance history. The Trustees concluded that they had continued confidence in Domini’s overall capability to manage the Bond Fund.

Fees and Other Expenses. The Trustees considered the management fees paid by each Fund to Domini, the submanagement fees paid by Domini to each Fund’s submanager with respect to each Fund and the portion of the fees retained by Domini, in each case in light of the services rendered for those amounts and the risks undertaken by Domini. The Trustees also considered the sponsorship fee rate paid by the Equity Fund to Domini under the Sponsorship Agreement and the administrative fee paid by the Bond Fund to Domini under the Administration Agreement and the services provided under each such agreement.

The Trustees also considered the information provided to them by ISS Market Intelligence including data relating to the level of the each Fund’s management fee (aggregate of any sponsorship or administrative fee, as applicable) versus the aggregate management fee (which includes advisory and administrative fees) for the relevant ISS Market Intelligence peer groups of SRI and non-SRI funds (for the Bond Fund), as applicable, and compared each Fund’s total expense ratio to the total expense ratio of those peers, after giving effect to applicable contractual fee waiver arrangement. The Trustees also considered that Domini (and not the Funds) pays each Fund’s submanager from its advisory fee. The Board also considered the investment advisory fee charged by Domini to any of the Funds having similar investment mandates, if any.

Among other expense data considered, the Trustees took into account the following:

Equity Fund

Based on the information provided by ISS Market Intelligence, the Trustees noted that the aggregate management fees for the Equity Fund were lower than the median and average aggregate management fees of the Fund’s SRI peer group. They also considered that the total expense ratio of the Equity Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

Sustainable Solutions Fund

Based on the information provided by ISS Market Intelligence, the Trustees considered that the aggregate management fees for the Sustainable Solutions Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the Sustainable Solutions Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

International Opportunities Fund

Based on the information provided by ISS Market Intelligence, the Trustees considered that the aggregate management fees for the International Opportunities Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the International Opportunities Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

International Equity Fund

Based on the information provided by ISS Market Intelligence, the Trustees considered that the aggregate management fees for the International Equity Fund were higher than the median and average aggregate management fees of the Fund’s SRI peer group. They also noted that the total expense ratio of the International Equity Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, after giving effect to the applicable contractual expense waiver arrangements.

Bond Fund

Based on the information provided by ISS Market Intelligence, the Trustees considered that the aggregate management fees for the Bond Fund were higher than the median and average aggregate management fees of the relevant SRI and non-SRI peer groups. They also noted that the total expense ratio of the Bond Fund’s Investor shares was higher than the median and average total expense ratios of the SRI peer group, and lower than the median and average total expense ratios of the non-SRI peer group, in each case after giving effect to the applicable contractual expense waiver arrangements.

The Board took into account management’s discussion of each Funds’ expenses, including the differences between the amount of those expenses and the expenses borne by the funds in the Fund’s peer group, as well as the impact of the size of the Domini Fund complex on expenses relative to the expenses of the funds in the Fund’s peer group. The Board also took into account the level and type of services provided by Domini to the Funds. The Board also noted management’s discussion of the management fee structure with respect to each Fund and considered that Domini was waiving and/or reimbursing certain expenses for each of the Funds. The Board also took into account other comparative data compiled from Morningstar related to the Funds’ fees and expenses.

Based on the foregoing, the Trustees concluded that management fees payable by each of the Funds were fair and reasonable in relation to the nature and quality of services provided and supported approval of the continuance of the Management Agreement with respect to each Fund.

Costs of Services Provided and Profitability. The Trustees reviewed information provided to them by Domini concerning the costs borne by and profitability of Domini in respect of its management relationship with each Fund and sponsorship relationship with the Equity Fund and administrative relationship with the Bond Fund for the 2022 calendar year, along with a description of the methodology used by Domini in preparing the profitability information. The Trustees also reviewed the financial results realized by Domini in connection with the operations of each Fund for December 31, 2022. The Trustees also noted that Domini paid the submanagement fees for each of the Funds out of the management fees that it received from each Fund. The Trustees also considered that Domini had entered into expense limitation arrangements with respect to the Funds. The Board also took into account the risks that Domini assumes as each Fund’s Adviser, including entrepreneurial, operational, reputational, litigation and regulatory risk. The Trustees concluded that they were satisfied that the level of profitability of Domini and its affiliates, if any, with respect to the services provided to each Fund was not excessive in view of the nature, quality and extent of services provided.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by Domini as each Fund’s assets increased and the extent to which such economies of scale were reflected in the fees charged with respect to each Fund under the Management Agreements. The Trustees noted that there were breakpoints in the fee schedules with respect to each Fund. The Trustees concluded that breakpoints were an effective way to share economies of scale and that this was a positive factor in support of the approval of the continuance of the Management Agreement with respect to each Fund.

Other Benefits. The Trustees considered the other benefits that Domini and its affiliates receive from their relationship with each Fund. The Trustees also considered the fees payable to Domini under the Sponsorship Agreement and Administration Agreement. The Trustees considered the brokerage practices of Domini and noted that, based on information provided to them, Domini does not currently receive the benefits of soft dollar commissions with respect to the Funds. The Trustees also considered the intangible benefits that may accrue to Domini and its affiliates by virtue of their relationship with the Funds. The Trustees concluded that the benefits received by Domini and its affiliates were reasonable in the context of the relationship between Domini and each of the Funds, and supported the approval of the continuance of the Management Agreement with respect to each Fund.

APPROVAL OF THE SUBMANAGEMENT AGREEMENTS

The primary factors and the conclusions regarding the Submanagement Agreements with respect to each Fund are described below. The Trustees did not identify any particular information or factor that was all-important or controlling, and each Trustee may have weighted certain factors differently. The Trustees noted that the evaluation process with respect to SSGA, Wellington Management, and the Submanagement Agreements is an ongoing one. In evaluating the Submanagement Agreements, the Trustees took into account their knowledge of SSGA and Wellington Management, and each of their services and the Funds resulting from the Trustees meetings and other information and interactions in past years, including quarterly performance reports containing reviews of investment results and prior presentations from the Adviser and the submanagers with respect to the Funds. The Trustees also took into account the recommendations and performance evaluations of Domini with respect to SSGA and Wellington Management and considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry).

Throughout the process, the Board asked questions of and requested additional information from management. The Independent Trustees were also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum discussing the legal standards for their consideration of the proposed continuation of the Submanagement Agreements and discussed the proposed continuation of the Submanagement Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Nature, Quality, and Extent of Services Provided. The Trustees reviewed information and materials provided by SSGA and Wellington Management related to the applicable Submanagement Agreement with respect to each Fund, including the Submanagement Agreement, SSGA’s and Wellington Management’s Form ADV, a description of each firm and its organizational and management structure, its operational history and its legal and regulatory history, the manner in which investment decisions are made and executed, the financial condition of SSGA and Wellington Management and each firm’s ability to provide the services required under the applicable Submanagement Agreement, an overview of the personnel that perform services for each Fund, and SSGA and Wellington Management’s compliance policies and procedures. The Board also considered SSGA’s and Wellington Management’s risk management processes and its policies and procedures with respect to cybersecurity, business continuity, and disaster recovery.

The Trustees reviewed the terms of each Submanagement Agreement and considered the scope and quality of the services provided by SSGA and Wellington Management to each Fund under the respective Submanagement Agreement. The Trustees noted that pursuant to each Submanagement Agreement, Domini, subject to the direction of the Board, is responsible for providing advice and guidance with respect to each Fund and for managing the investment of the assets of each Fund, which it does including by engaging and overseeing the activities of SSGA and Wellington Management, as applicable. It was noted, with respect to the Equity Fund, Sustainable Solutions Fund, and International Opportunites Fund, that Domini applies its environmental and social standards to select such Fund’s investments and that SSGA, the Fund’s submanager, purchases and sells securities to implement Domini’s selections and for managing the amount of the Fund’s assets to be held in short-term investments. It was noted with respect to the International Equity Fund and Bond Fund, that Domini applies its environmental and social standards to a universe of securities provided by Wellington Management with respect to each Fund and that Wellington Management provides the day-to-day portfolio management of each Fund, including making purchases and sales of securities consistent with each Fund’s investment objective and policies and Domini’s environmental and social standards.

The Trustees then considered the professional experience, tenure, and qualifications of the portfolio management team of each Fund and the other senior personnel at SSGA and Wellington Management. They also reviewed SSGA and Wellington Management’s compliance record. The Trustees also noted that, on a regular basis, it receives information from the Trust’s Chief Compliance Officer (CCO) regarding SSGA and Wellington Management’s compliance policies and procedures, including its Code of Ethics. They noted SSGA and Wellington Management’s implementation of new and recently adopted regulatory requirements, including with respect to the valuation of portfolio securities and derivatives risk management, as applicable. The Trustees noted that there were no material changes to the teams providing services to each Fund. The Board noted no significant disruption or impact to services provided by SSGA or Wellington as a result of the COVID-19 pandemic and that each submanager had continued to provide the same level, quality, and extent of services to the Funds. The Trustees also received information with respect to SSGA and Wellington Management’s brokerage policies and practices, including with respect to best execution and soft dollars. The terms of the Submanagement Agreements were also reviewed by the Trustees.

Based on the foregoing, the Trustees concluded that they were satisfied with the nature, quality, and extent of services provided by SSGA and Wellington Management to each Fund under the applicable Submanagement Agreement.

Performance Information. As noted above, the Trustees considered the investment performance of each Fund over various time periods based on data provided by Domini including for the 1-, 3-, 5-, and 10-year periods ended December 31, 2022 (or, for the Sustainable Solutions Fund and International Opportunties Fund, which commenced operations in 2020, for the 1-year and since inception periods). This information was compared to performance information with respect to each Fund’s respective benchmark. The Trustees also compared the investment performance of Investor Shares of each Fund for the 1-, 3-, 5-, and 10-year periods ended January 31, 2023 (or, for the Sustainable Solutions Fund and International Opportunities Fund, which commenced operations in 2020, for the 1-year period), to the performance of a peer group of socially responsible (SRI) funds and non-SRI Funds, as applicable, as identified by ISS Market Intelligence, an independent third-party data provider. The Trustees also took into account Domini’s evaluation of SSGA’s and Wellington Management’s performance with respect to each Fund.

The Trustees concluded that they had continued confidence in SSGA’s and Wellington Management’s overall capability to manage the respective Funds for which they served as Submanager.

Fees and Other Expenses. The Trustees considered the submanagement fees paid by Domini to SSGA and Wellington Management under the Submanagement Agreement with respect to each Fund. The Trustees noted that each Submanagement Agreement had been negotiated at arms-length between Domini and SSGA or Wellington Management, as applicable. The Trustees noted SSGA’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the Equity Fund, the Sustainable Solutions Fund, or the International Opportunities Fund because of the unique investment approach applied to such Funds (combining investment selection from Domini and trade implementation and management of short-term investments by

SSGA). The Trustees noted Wellington Management’s representation that it does not manage any other client portfolios that have similar investment objectives and strategies to the International Equity Fund or the Bond Fund because of the unique investment approach applied to such Funds (combining proprietary analysis from Domini and Wellington Management). The Trustees also compared SSGA’s and Wellington Management’s fee with respect to each Fund against the other Funds and took into account the different investment strategies of each Fund. The Trustees also noted the comparative sub-advisory fee information, as available, in the report provided by ISS Market Intelligence with respect to each Fund. The Trustees noted that, with respect to each Fund, Domini (and not the applicable Fund) pays SSGA and Wellington Management from its management fee and that they had reviewed the management fee and comparative fee information in connection with their consideration of the Management Agreement with respect to each Fund.

The Trustees determined, based on the nature and quality of the services provided by SSGA and Wellington Management, and in light of the preceding factors, that the fees paid by Domini to SSGA and Wellington Management with respect to each Fund were fair and reasonable in relation to the nature and quality of services provided and supported approval of the continuance of the Submanagement Agreement with respect to each Fund.

Costs of Services Provided and Profitability.

Equity Fund, Sustainable Solutions Fund, and International Opportunities Fund

The Trustees reviewed financial information provided by SSGA, including a summary profitability statement which identified the revenues and expenses generated by the Funds as separate items. Based on the allocation methodology described and information provided, the Trustees concluded that they were satisfied that SSGA’s level of profitability with respect to services provided to the Fund was not excessive. However, the Board also took into account that each Submanagement Agreement was negotiated on an arms-length basis and that Domini, and not the Funds, pays the submanagement fees to SSGA from its advisory fee and that, therefore, the costs of the services provided and the profitability realized by SSGA was not a material factor in the Board consideration.

International Equity Fund and Bond Fund

The Trustees reviewed financial information provided by Wellington Management, including a pro-forma income statement for the year ended December 31, 2022, which identified the revenues generated by the Funds as a separate item and reflected assumptions and estimates regarding operating expenses. Based on the information provided, the Trustees concluded that they were satisfied that Wellington Management’s level of profitability with respect to services provided to that Fund was not excessive. However, the Board also took into account that the Submanagement Agreements were negotiated on an arms-length basis and that Domini, and not the Funds, pays the submanagement fees to Wellington Management from its advisory fee and that, therefore, the costs of the services provided and the profitability realized by Wellington Management was not a material factor in the Board consideration.

Economies of Scale. The Trustees also considered whether economies of scale would be realized by SSGA and Wellington Management as the assets in each Fund increased and the extent to which economies of scale were reflected in the fee schedule for that Fund under each Submanagement Agreement. The Trustees noted that the submanagement fees are paid by Domini and not the Fund. However, the Trustees noted the breakpoints in fees payable under each Submanagement Agreement with respect to each Fund, as well as breakpoints in the fees payable to Domini under the Management Agreement for each Fund, and concluded that such breakpoints were an effective way to share economies of scale with shareholders as the assets in each Fund grew and supported the approval of the applicable Submanagement Agreement.

Other Benefits. The Trustees considered the other benefits that SSGA and Wellington Management and their respective affiliates received from their relationship with the Funds. The Board noted that one of SSGA’s affiliates currently serves as the Funds’ Custodian. The Board noted that none of Wellington Management or any of its affiliates provided any other services to the Funds. The Trustees also considered the brokerage practices of SSGA and Wellington Management, including each entity’s use of soft dollar arrangements. In addition, the Trustees considered the intangible benefits that accrued to SSGA and Wellington Management and their respective affiliates by virtue of their relationship with the Funds.

The Trustees concluded that the benefits received by SSGA, Wellington Management, and their respective affiliates were reasonable in the context of the relationship between SSGA or Wellington Management, and each applicable Fund, and supported the approval of the Submanagement Agreement with respect to each Fund.

* * * * * *

Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Agreements would be in the best interest of the respective Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Agreements, respectively, for an additional one-year period.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (UNAUDITED)

As required by law, the Domini Investment Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for each series of the Trust (each a “Fund” and collectively, the “Funds”), that is designed to assess and manage liquidity risk. Liquidity risk is the risk that a Fund could not meet requests to redeem its shares without significant dilution of remaining investors’ interests in the Fund. The Funds’ Board of Trustees designated a liquidity risk management committee (the “Committee”) consisting of employees of Domini Impact Investments LLC (the “Adviser”) to administer the Program.

The Committee provided the Board of Trustees with a report through March 31, 2023 (the “Reporting Period”) that addressed the operation of the Program, assessed its adequacy and effectiveness of implementation, including, if applicable, the operation of any Highly Liquid Investment Minimum, and described any material changes that had been made to the Program or were recommended (the “Report”).

The Report confirmed that there were no material changes to the Program during the Reporting Period and that no changes were recommended.

The Report also confirmed that, throughout the Reporting Period, the Committee had monitored each Fund’s portfolio liquidity and liquidity risk on an ongoing basis, as described in the Program and in Board reporting throughout the Reporting Period.

The Report discussed the Committee’s annual review of the Program, which addressed, among other things, the following elements of the Program:

Assessment, Management, and Periodic Review of Liquidity Risk. The Committee reviewed each Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. The Committee noted that each Fund’s investment strategy continues to be appropriate for an open-end fund, taking into account, among other things, whether and to what extent the Fund held less liquid and illiquid assets and the extent to which any such investments affected the Fund’s ability to meet redemption requests. In managing and reviewing each Fund’s liquidity risk, the Committee also considered the extent to which the Fund’s investment strategy involves a relatively concentrated portfolio or large positions in particular issuers, the extent to which the Fund uses borrowing for investment purposes, and the extent to which the Fund uses derivatives (including for hedging purposes). The Committee also reviewed each Fund’s short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. In assessing each Fund’s cash flow projections, the Committee considered, among other factors, historical net redemption activity, redemption policies, ownership concentration, distribution channels, and the degree of certainty associated with the Fund’s short-term and long-term cash flow projections. The Committee also considered each Fund’s holdings of cash and cash equivalents, as well as borrowing arrangements and other funding sources as components of the Fund’s ability to meet redemption requests.

Liquidity Classification. The Committee reviewed the Program’s liquidity classification methodology for categorizing each Fund’s investments into one of four liquidity buckets. In reviewing each Fund’s investments, the Committee considered, among other factors, whether trading varying portions of a position in a particular portfolio investment or asset class in sizes the Fund would reasonably anticipate trading, would be reasonably expected to significantly affect liquidity.

Highly Liquid Investment Minimum. For each Fund, the Committee performed an analysis to determine whether the Fund is required to maintain a Highly Liquid Investment Minimum and determined that no such minimum is required because the Fund primarily holds highly liquid investments.

Compliance with Limitation on Illiquid Investments. The Committee confirmed that during the Reporting Period, no Fund acquired any illiquid investment such that, after the acquisition, the Fund would have invested more than 15% of its assets in illiquid investments that are assets, in accordance with the Program and applicable SEC rules.

Redemptions in Kind. The Committee confirmed that no redemptions in-kind were effected by a Fund during the Reporting Period.

The Report stated that the Committee concluded the Program operates adequately and effectively, in all material respects, to assess and manage each Fund’s liquidity risk throughout the Reporting Period.

TRUSTEES AND OFFICERS

The following table presents information about each Trustee and each Officer of the Domini Investment Trust (the “Trust”) as of July 31, 2023. Asterisks indicate that those Trustees and Officers are “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each Trustee and each Officer of the Trust noted as an interested person is interested by virtue of his or her position with Domini Impact Investments LLC as described below. Unless otherwise indicated below, the address of each Trustee and each Officer is 180 Maiden Lane, Suite 1302, New York, NY 10038. Neither the Funds nor the Trust holds annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is elected or until he or she retires, resigns, dies, or is removed from office.

INTERESTED TRUSTEE AND OFFICER
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Domini Family of Funds Overseen by Trustee	Other Directorships Held by Trustee

Amy L. Domini* (73) Chair of the Trust since 2016 and Trustee of the Trust since 1990	Portfolio Manager, Domini Sustainable Solutions Fund (since 2020), Domini International Opportunities Fund (since 2020) and Domini Impact Equity Fund (since 2018), Chairperson (since 2016), Member (since 1997), and Manager (since 1997), Domini Impact Investments LLC; Manager (since 2002), Domini Holdings LLC (holding company); Private Trustee (since 1987), Loring, Wolcott & Coolidge Office (fiduciary); Partner (since 1994), Loring, Wolcott & Coolidge Fiduciary Advisors, LLP (investment advisor); Manager (since 2010), Loring, Wolcott & Coolidge Trust, LLC (trust company).	5	Board Member (since 2020), Center for Responsible Lending (nonprofit); Board Member (since 2016), Cambridge Public Library Foundation (nonprofit); Trustee (1998-2022), New England Quarterly (periodical).

DISINTERESTED TRUSTEES
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Domini Family of Funds Overseen by Trustee	Other Directorships Held by Trustee

Caroline Flammer (46) Trustee of the Trust since 2023	Professor of International and Public Affairs and of Climate (since 2022); Visiting Professor of International and Public Affairs (July to December 2021), Columbia University (research and education); Verena Meyer Visiting Professor (July to August 2023), University of Zurich (research and education); Rafto Visiting Professor in Business and Human Rights (since 2023), NHH Norweigan School of Economics, (research and education); President (since 2022), Alliance for Research and Corporate Sustainability (research and education); Associate Professor of Strategy and Innovation (2018-2021); Assistant Professor of Strategy and Innovation (2016-2018), Boston University (research and education), Nominating Committee Member (since 2023), Audit Committee Member (since 2023), Domini Investment Trust.	5	N/A

Gregory A. Ratliff (63) Trustee of the Trust since 1999	Senior Vice President (since 2019), Rockefeller Philanthropy Advisors (philanthropy); Vice President (2017-2019), ACT, Inc. (education testing); Nominating Committee Chair (since 2023), Nominating Committee Member (1999-2023), Audit Committee Member (since 1999), Lead Independent Trustee (2013-2023), Domini Investment Trust.	5	N/A

DISINTERESTED TRUSTEES (continued)
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Domini Family of Funds Overseen by Trustee	Other Directorships Held by Trustee

John L. Shields (70) Trustee of the Trust since 2004	President (since 2018), Advisor Guidance, Inc. (management consulting firm); Managing Director (2016-2018), CFGI, LLC (management consulting firm); Nominating Committee Member (since 2004), Audit Committee Chair (since 2004), Lead Independent Trustee (since 2023), Domini Investment Trust.	5	Director (since 2018), EverQuote, Inc. (technology company) (public); Director (since 2015), Vestmark, Inc. (software company); Director (since 2008), Cogo Labs, Inc. (technology company).

OFFICERS
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Domini Family of Funds Overseen by Trustee	Other Directorships Held by Trustee

Megan L. Dunphy* (53) Chief Legal Officer of the Trust since 2014, Vice President of the Trust since 2013, and Secretary of the Trust since 2005	General Counsel (since 2014), and Member (since 2017), Domini Impact Investments LLC; Chief Legal Officer (since 2014), Vice President (since 2013) and Secretary (since 2005), Domini Investment Trust.	N/A	N/A

OFFICERS (continued)
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Domini Family of Funds Overseen by Trustee	Other Directorships Held by Trustee

Carole M. Laible* (59) President of the Trust since 2017	Portfolio Manager, Domini Sustainable Solutions Fund (since 2020), Domini International Opportunities Fund (since 2020) and Domini Impact Equity Fund (since 2018), CEO and Manager (since 2016), Member (since 2006), Domini Impact Investments LLC; Manager (since 2017), President and CEO (since 2002), Chief Financial Officer (since 1998), Secretary (since 1998), Treasurer (since 1998) and Registered Principal (since 1998), DSIL Investment Services LLC; Manager (since 2016), Domini Holdings LLC (holding company); President (since 2017), Domini Investment Trust.	N/A	N/A

Douglas Lowe* (67) Assistant Secretary of the Trust since 2007	Senior Call Center Manager (since 2019) and Senior Compliance Manager and Counsel (2006-2019), Domini Impact Investments LLC; Assistant Secretary (since 2007), Domini Investment Trust; Registered Operations Professional (since 2012), DSIL Investment Services LLC.	N/A	N/A

Meaghan O’Rourke-Alexander* (43) Assistant Secretary of the Trust since 2007	Senior Compliance Officer (since 2023), Compliance Officer (2012-2023), Domini Impact Investments LLC; Assistant Secretary (since 2007), Domini Investment Trust.	N/A	N/A

Christina Povall* (53) Treasurer of the Trust since 2017 and Vice President of the Trust since 2013	Chief Financial Officer (since 2014) and Member (since 2017), Domini Impact Investments LLC; Treasurer (since 2017), Vice President (since 2013), Domini Investment Trust; Registered Operations Professional (since 2012), DSIL Investment Services LLC.	N/A	N/A

OFFICERS (continued)
Name, Age, Position(s) Held, and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in the Domini Family of Funds Overseen by Trustee	Other Directorships Held by Trustee

Maurizio Tallini* (49) Chief Compliance Officer of the Trust since 2005, Vice President of the Trust since 2007, and Chief Information Security Officer of the Trust since 2015	Chief Compliance Officer (since 2005), Member (since 2007), and Chief Information Security Officer (since 2015), Domini Impact Investments LLC; Vice President (since 2007) and Chief Compliance Officer (since 2005) and Chief Information Security Officer (since 2015), Domini Investment Trust; Chief Compliance Officer (since 2015), Registered Representative (since 2012), Registered Principal (since 2014), and Chief Information Security Officer (since 2015), DSIL Investment Services LLC.	N/A	N/A

The Funds’ Statement of Additional Information includes additional information about the Trustees and is available without charge, upon request, by calling the following toll-free number: 1-800-582-6757.

PROXY VOTING INFORMATION

The Domini Funds have established Proxy Voting Policies and Procedures that the Funds use to determine how to vote proxies relating to portfolio securities. The Domini Funds’ Proxy Voting Policies and Procedures are available, free of charge, by calling 1-800-762-6814, by visiting domini.com/proxyvoting, or by visiting the EDGAR database on the Securities and Exchange Commission’s (SEC) website at sec.gov. All proxy votes cast for the Domini Funds are posted to Domini’s website on an ongoing basis over the course of the year. An annual record of all proxy votes cast for the Funds during the most recent 12-month period ended June 30 can be obtained, free of charge, at domini.com, and on the EDGAR database on the SEC’s website at sec.gov.

QUARTERLY PORTFOLIO SCHEDULE INFORMATION

Disclosure of each Fund’s portfolio holdings is made within 60 days of the end of each fiscal semi-annual period (each July 31 and January 31) in the Annual Report and the Semi-Annual Report to Fund shareholders and as of the end of its first and third fiscal quarters (each October 31 and April 30) in publicly available filings of Form N-PORT on the EDGAR database on the SEC’s website, sec.gov. Portfolio holdings information is also available online at domini.com/funddocuments.

To obtain copies of Annual and Semi-Annual Reports, free of charge, call 1-800-582-6757. Each Annual Report and Semi-Annual Report is available online at domini.com/funddocuments and in publicly available filings of Form N-CSR on the EDGAR database on the SEC’s website, sec.gov.

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DOMINI FUNDS

P.O. Box 46707

Cincinnati, OH 45246-0707

1-800-582-6757

domini.com

Investment Manager, Sponsor, and Distributor:

Domini Impact Investments LLC (Investment Manager and Sponsor) DSIL

Investment Services LLC (Distributor)

180 Maiden Lane, Suite 1302

New York, NY 10038-4925

Investment Submanagers:

Domini Impact Equity Fund

Domini International Opportunities Fund

Domini Sustainable Solutions Fund

SSGA Funds Management, Inc.

1 Iron Street

Boston, MA 02210

Domini Impact International Equity Fund

Domini Impact Bond Fund

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Transfer Agent:

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Custodian:

State Street Bank and Trust Company

One Congress Street, Suite 1

Boston, MA 02114-2016

Independent Registered Public Accounting Firm:

KPMG LLP

Two Financial Center

60 South Street

Boston, MA 02111

Legal Counsel:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Domini Funds

P.O. Box 46707 | Cincinnati, OH 45246-0707

1-800-582-6757 | domini.com | @DominiFunds

Subscribe to Domini news at domini.com/subscribe

Domini Impact Equity FundSM

Investor Shares: CUSIP 257132100 | DSEFX

Institutional Shares: CUSIP 257132852 | DIEQX

Class Y Shares: CUSIP 257132308 | DSFRX

Class A Shares: CUSIP 257132860 | DSEPX

Domini International Opportunities FundSM

Investor Shares: CUSIP 257132753 | RISEX

Institutional Shares: CUSIP 257132746 | LEADX

Domini Sustainable Solutions FundSM

Investor Shares: 257132761 | CAREX

Institutional Shares: 257132779 | LIFEX

Domini Impact International Equity FundSM

Investor Shares: CUSIP 257132704 | DOMIX

Institutional Shares: CUSIP 257132811 | DOMOX

Class Y Shares: CUSIP 257132787 | DOMYX

Class A Shares: CUSIP 257132886 | DOMAX

Domini Impact Bond FundSM Investor Shares: CUSIP 257132209 | DSBFX Institutional Shares: CUSIP 257132829 | DSBIX Class Y Shares: CUSIP 257132795 | DSBYX

(b)	Not applicable

Item 2.	Code of Ethics.

(a) As of the end of the period covered by this report on Form N-CSR, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer.

(c)	Not applicable.

(d)	Not applicable.

(e)	Not applicable.

(f)	Registrant is filing its code of ethics with this report.

Item 3.	Audit Committee Financial Expert.

John L. Shields, a member of the Audit Committee, has been determined by the Board of Trustees of the registrant in its reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in the instructions to Form N-CSR. In addition, Mr. Shields is an “independent” member of the Audit Committee as defined in the instructions to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees

For the fiscal years ended July 31, 2023, and July 31, 2022, the aggregate audit fees billed to the registrant by KPMG LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for those fiscal years, are shown in the table below:

Fund	2023	2022
Domini Impact Equity Fund	$46,800	$44,600
Domini Impact Bond Fund	$39,600	$37,700
Domini Impact International Equity Fund	$39,600	$37,700
Domini Sustainable Solutions Fund	$39,600	$37,700
Domini International Opportunities Fund	$39,600	$37,700

(b) Audit-Related Fees

There were no audit-related fees billed by KPMG for services rendered for assurance and related services to the registrant that were reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as audit fees, for the fiscal years ended July 31, 2023, and July 31, 2022.

There were no audit-related fees billed by KPMG for the fiscal years ended July 31, 2023, and July 31, 2022 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of Domini Impact Investments LLC and entities controlling, controlled by, or under common control with Domini Impact Investments LLC (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the registrant (“Service Providers”).

(c) Tax Fees

In each of the fiscal years ended July 31, 2023, and July 31, 2022, the aggregate tax fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the registrant are shown in the table below:

Fund	2023	2022
Domini Impact Equity Fund	$8,455	$8,055
Domini Impact Bond Fund	$8,455	$8,055
Domini Impact International Equity Fund	$8,455	$8,055
Domini Sustainable Solutions Fund	$8,455	$8,055
Domini International Opportunities Fund	$8,455	$8,055

There were no tax fees billed by KPMG for the fiscal years ended July 31, 2023, and July 31, 2022 that were required to be approved by the registrant’s Audit Committee for services rendered on behalf of the registrant’s Service Providers.

(d) All Other Fees

There were no other fees billed by KPMG for the fiscal years ended July 31, 2023 and July 31, 2022 for other non-audit services rendered to the registrant.

There were no other fees billed by KPMG for the fiscal years ended July 31, 2023, and July 31, 2022 that were required to be approved by the registrant’s Audit Committee for other non-audit services rendered on behalf of the registrant’s Service Providers.

(e)(1) Audit Committee Preapproval Policy: The Registrant’s Audit Committee Preapproval Policy is set forth below:

1. Statement of Principles

The Audit Committee is required to preapprove audit and non-audit services performed for each series of the Domini Investment Trust, (each such series a “Fund” and collectively, the “Funds”) by the independent registered public accountant in order to assure that the provision of such services does not impair the accountant’s independence. The Audit Committee also is required to preapprove non-audit services performed by the Funds’ independent registered public accountant for the Funds’ investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Funds, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Funds. The preapproval of these services also is intended to assure that the provision of the services does not impair the accountant’s independence.

Unless a type of service to be provided by the independent registered public accountant has received preapproval, it will require separate preapproval by the Audit Committee. Also, any proposed services exceeding preapproved cost levels will require separate preapproval by the Audit Committee. When considering services for preapproval the Audit Committee will take into account such matters as it deems appropriate or advisable, including applicable rules regarding auditor independence.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services for the Funds, that have the preapproval of the Audit Committee. The term of any preapproval is 12 months from the date of preapproval, unless the Audit Committee specifically provides for a different period. The Audit Committee will periodically revise the list of preapproved services based on subsequent determinations.

Notwithstanding any provision of this Policy, the Audit Committee is not required to preapprove services for which preapproval is not required by applicable law, including de minimis and grandfathered services.

2. Delegation

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting. By adopting this Policy the Audit Committee does not delegate to management the Audit Committee’s responsibilities to preapprove services performed by the independent auditor.

3. Audit Services

The annual Audit services engagement terms and fees for the Funds will be subject to the preapproval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope or other matters.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other Audit services, which are those services that only the independent registered public accountant reasonably can provide. The Audit Committee has preapproved the Audit services listed in Appendix A. All Audit services not listed in Appendix A must be separately preapproved by the Audit Committee.

4. Audit-Related Services

Audit-related services are assurance and related services for the Funds that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent registered public accountant. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the accountant, and has preapproved the Audit-related services listed in Appendix B. All Audit-related services not listed in Appendix B must be separately preapproved by the Audit Committee.

5. Tax Services

The Audit Committee believes that the independent registered public accountant can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the accountant’s independence. However, the Audit Committee will not permit the retention of the independent registered public accountant in connection with a transaction initially recommended by the independent registered public accountant, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has preapproved the Tax services listed in Appendix C. All Tax services not listed in Appendix C must be separately preapproved by the Audit Committee.

6. All Other Services

The Audit Committee may grant preapproval to those permissible non-audit services for the Funds classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the accountant. The Audit Committee has preapproved the All Other services listed in Appendix D. Permissible All Other services not listed in Appendix D must be separately preapproved by the Audit Committee.

A list of the SEC’s prohibited non-audit services is attached to this policy as Exhibit 1. The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7. Preapproval Fee Levels

Preapproval fee levels for all services to be provided by the independent registered public accountant to the Funds, and applicable non-audit services to be provided by the accountant to the Funds’ investment adviser and its affiliates, will be established periodically by the Audit Committee. Any proposed services exceeding these levels will require specific preapproval by the Audit Committee.

8. Supporting Documentation

With respect to each service that is separately preapproved, the independent auditor will provide detailed back-up documentation, which will be provided to the Audit Committee, regarding the specific services to be provided.

9. Procedures

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent registered public accountant and the Funds’ treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Policy of which it becomes aware.

Appendix A – Audit Committee Preapproval Policy

Preapproved Audit Services

for

October 27, 2022 through October 31, 2023

Service	Fee Range
Statutory audits or financial audits (including tax services associated with non-audit services)	As presented to Audit Committee in a separate engagement letter[1]

Services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings (e.g., consents), and assistance in responding to SEC comment letters

Not to exceed $9,000 per filing

Appendix B - Audit Committee Preapproval Policy

Preapproved Audit-Related Services

for

October 27, 2022 through October 31, 2023

Service	Fee Range

Consultations by Fund management with respect to the accounting or disclosure treatment of securities, transactions or events and/or the actual or potential impact of final or proposed rules, standards or interpretations by the SEC, FASB, or other regulatory or standard-setting bodies

Not to exceed $5,000 per occurrence during the Pre-Approval Period
Review of Funds’ semi-annual financial statements	Not to exceed $2,000 per set of financial statements per fund
Regulatory compliance assistance	Not to exceed $5,000 per quarter
Training Courses	Not to exceed $5,000 per course

Appendix C – Audit Committee Preapproval Policy

Preapproved Tax Services

for

October 27, 2022 through October 31, 2023

Service	Fee Range
Review of federal and state income tax returns and federal excise tax returns for the Funds including assistance and review with excise tax distributions.	As presented to Audit Committee in a separate engagement letter1
Tax assistance and advice regarding statutory, regulatory or administrative developments	Not to exceed $5,000 for the Funds’ or for the Funds’ investment adviser during the Pre-Approval period
Assistance with custom tax audits and related matters	Not to exceed $15,000 per Fund during the Pre-Approval Period
Tax Training Courses	Not to exceed $5,000 per course during the Pre-Approval Period

M & A tax due diligence services associated with Fund mergers including: review of the target fund’s historical tax filings, review of the target fund’s tax audit examination history, and hold discussions with target management and external tax advisors. Advice regarding the target fund’s overall tax posture and historical and future tax exposures.

Not to exceed $8,000 per merger during the Pre-Approval Period
Tax services related to the preparation of annual PFIC statements and annual Form 5471 (Controlled Foreign Corporation for structured finance vehicles)	Not to exceed $20,000 during the Pre-Approval Period

Appendix D – Audit Committee Preapproval Policy

Preapproved All Other Services

for

October 27, 2022 through October 31, 2023

Service	Fee Range
With respect to any service set forth in Appendices A, B, or C, and any other permitted services not listed herein, the Audit Committee Chair is delegated pre-approval authority.	Not to exceed $20,000 per service, or $75,000 per annum in the aggregate for all such services.
No other services for the Pre-Approval Period have been specifically preapproved by the Audit Committee.	N/A

Exhibit 1 – Audit Committee Preapproval Policy

Prohibited Non-Audit Services

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions

•	Human resources

•	Broker-dealer, investment adviser or investment banking services

•	Legal services

•	Expert services unrelated to the audit

[1]

For new funds launched during the Pre-Approval Period, the fee ranges pre-approved will be the same as those for existing funds, pro-rated in accordance with inception dates as provided in the auditors’ proposal or any engagement letter covering the period at issue. Fees in the engagement letter will be controlling.

(e)(2) None, or 0%, of the services relating to the audit-related fees, tax fees, and all other fees paid by the registrant disclosed above were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) According to KPMG for the fiscal year ended July 31, 2023, the percentage of hours spent on the audit of the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than KPMG’s full-time, permanent employees is as follows:

Fund	2023
Domini Impact Equity Fund	0%
Domini Impact Bond Fund	0%
Domini Impact International Equity Fund	0%
Domini Sustainable Solutions Fund	0%
Domini International Opportunities Fund	0%

(g) There were no non-audit services rendered to the registrant’s Service Providers for the fiscal years ended July 31, 2023 and July 31, 2022.

The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2023 was $ 42,275. These fees related to the 2023 Tax Fees described in Item 4 (c). The aggregate non-audit fees billed by KPMG for services rendered to the registrant for the fiscal year ended July 31, 2022, were $40,275. These fees related to the 2022 Tax Fees described in Item 4 (c).

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6.	Schedule of Investments.

(a)	The Schedule of Investments is included as part of the report to stockholders filed under Item 1.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may submit recommendations for nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) Within 90 days prior to the filing of this report on Form N-CSR, Carole M. Laible, the registrant’s President and Principal Executive Officer, and Christina Povall, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, Ms. Laible and Ms. Povall determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in this report on Form N-CSR is recorded, processed, summarized, and reported within the time periods required by the Securities and Exchange Commission’s rules and forms, including ensuring that information required to be disclosed in this report on Form N-CSR is accumulated and communicated to the registrant’s management, including the Ms. Laible and Ms. Povall, as appropriate to allow timely decisions regarding required disclosures.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a)(1) The Code of Ethics referred to in Item 2 is filed herewith.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are filed herewith.

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14b or Rule 15d-14(b) under the Securities Exchange Act of 1934, and Section 1350 of Chapter 63 of Title 18 of the United States Code for the chief executive officer and the chief financial officer of the registrant is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DOMINI INVESTMENT TRUST

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: October 5, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carole M. Laible
Carole M. Laible
President (Principal Executive Officer)

Date: October 5, 2023

By:	/s/ Christina Povall
Christina Povall
Treasurer (Principal Financial Officer)

Date: October 5, 2023